As filed with the U.S. Securities and Exchange Commission on February 27, 2020

File Nos. 002-77284 and 811-03459

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 90	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 70	☒

PENN SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 215-956-8000

Copies to:

DAVID M. O’MALLEY President Penn Series Funds, Inc. 600 Dresher Road Horsham, Pennsylvania 19044	CHRISTOPHER D. MENCONI LAURA E. FLORES Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [date] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	On May 1, 2020 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS — MAY 1, 2020

PENN SERIES FUNDS, INC.

LARGE CAP GROWTH FUND

LARGE CORE GROWTH FUND

EMERGING MARKETS EQUITY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for the Funds available under your variable annuity or variable life insurance contract will no longer be sent by mail unless you specifically request paper copies of the reports from The Penn Mutual Life Insurance Company or The Penn Insurance and Annuity Company, as applicable, or your financial intermediary. Instead, the reports will be made available on our website at www.pennmutual.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper and free of charge. You can contact us at (800) 523-0650 or contact your financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds available under your insurance contract.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

FUND SUMMARY:    LARGE CAP GROWTH FUND

Investment Objective	The investment objective of the Large Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations. For purposes of this policy, large capitalization companies have market capitalizations of more than $3 billion at the time of purchase. The Sub-Adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e., growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. While the Fund primarily invests in the common stocks of large capitalization companies, the Fund may invest a portion of its net assets (no more than 20%) in small and medium capitalization companies with

1

market capitalizations of less than $3 billion at the time of purchase. The Sub-Adviser normally invests the Fund’s assets across different industries and sectors, but the Sub-Adviser may invest a significant percentage of the Fund’s assets in a single industry or sector. While the Fund’s sector and industry exposure is expected to vary over time, as of [            ], 2020, the Fund has significant exposure to the [Information Technology Sector], as the sector is defined by the Global Industry Classification Standard. The Sub-Adviser may invest a significant percentage of the Fund’s assets in a single issuer or a small number of issuers. The Fund also may invest up to 20% of its net assets in foreign securities at the time of purchase. The Fund may participate in initial public offerings (“IPOs”).

The Sub-Adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The Sub-Adviser may also consider environmental, social, and governance (“ESG”) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance.

Principal Risks of Investing

As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below, which are described in alphabetical order and not in order of importance or potential exposure.

Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Focus Risk. Issuers in a single industry or sector may react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. As a result, to the extent the Fund invests a significant percentage of its assets in issuers in a single industry or group of related industries, the Fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, and other conditions affecting those industries. This could cause the Fund’s performance to be more volatile than the performance of more diversified funds.

Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor

2

perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

IPOs Risk. The possibility that the Fund’s performance may be affected by the purchase of securities issued in initial public offerings (IPOs) that have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired. The prices of securities bought in IPOs may rise and fall rapidly, often because of investor perceptions rather than economic reasons.

Large-Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Management Risk. The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.

Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of                     , 2020, the Fund has significant exposure to the [Information Technology Sector]. In addition to these general risks, the sector specified is also subject to the risk described below.

Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

3

Small- and Mid-Cap Securities Risk. The possibility that the Fund’s investments in small- and mid-cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid-sized companies, which can include start-up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term capital appreciation.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Performance prior to May 1, 2013 reflects the Fund’s investment performance when managed by a previous sub-adviser pursuant to a substantially similar principal investment strategy. Since May 1, 2013, Massachusetts Financial Services Company has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

[BAR CHART TO BE INCLUDED IN 485B FILING]

Best Quarter	Worst Quarter
%	%
/ /	/ /

Average Annual Total Return (for Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Large Cap Growth Fund	%	%	%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)%		%	%

Investment Adviser

Penn Mutual Asset Management, LLC

Investment Sub-Adviser

Massachusetts Financial Services Company (“MFS”)

Portfolio Manager

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

4

Jeffrey Constantino, an Investment Officer of MFS, has served as a portfolio manager for the Fund since May 2013.

Joseph Skorski, an Investment Officer of MFS, has served as a portfolio manager for the Fund since July 2019.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page [            ] of this Prospectus.

5

FUND SUMMARY:  LARGE CORE GROWTH FUND

Investment Objective	The investment objective of the Large Core Growth Fund (the “Fund”) is to seek to achieve long-term growth of capital (capital appreciation).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategy

The Fund attempts to achieve its investment objective by investing primarily in equity securities of large capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase (as of March 31, 2020, and as provided by the Sub-Adviser, this range was between $            million and $            billion). Because the Fund’s definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

6

The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks to invest in companies with strong name recognition, as determined by a company’s brand, market leadership or dominance, and network effects, and sustainable competitive advantages that permit growth and scale over time. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Sub-Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Sub-Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which may contribute to investment decision-making. The Sub-Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include the Sub-Adviser’s proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Sub-Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in foreign securities, which may include emerging market securities.

The Fund’s equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”) and limited partnership interests. The Fund may invest in privately placed and restricted securities. While the Fund’s sector and industry exposure is expected to vary over time, as of             , 2020, the Fund had significant exposure to the [Communication Services Sector, Consumer Discretionary Sector, Health Care Sector, Industrials Sector, and Information Technology Sector], as each sector is defined by the Global Industry Classification Standard.

Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks of Investing

As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below, which are described in alphabetical order and not in order of importance or potential exposure.

Convertible Securities Risk. The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

7

Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Depositary Receipt Risk. The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.

Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.

Equity-Linked Securities Risk. Equity-linked securities, which are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock, are subject to equity securities risk, as well as market risk and other risks associated with the referenced equity security. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. Equity-linked securities may also be subject to both counterparty credit and liquidity risk.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Focus Risk. Issuers in a single industry or sector may react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. As a result, to the extent the Fund invests a significant percentage of its assets in issuers in a single industry or group of related industries, the Fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, and other conditions affecting those industries. This could cause the Fund’s performance to be more volatile than the performance of more diversified funds.

Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment strategy shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

8

Large-Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Management Risk. The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Other Investment Company Risk. The possibility that investments by the Fund in shares of other investment companies will subject the Fund to the risks associated with those investment companies. Fund shareholders will also indirectly bear a proportionate share of any underlying investment company’s fees and expenses in addition to paying the Fund’s expenses.

Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of             , 2020, the Fund had significant exposure to the [Communication Services Sector, Consumer Discretionary Sector, Health Care Sector, Industrials Sector, and Information Technology Sector]. In addition to these general risks, the sectors specified are also subject to the risks described below.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in equity securities in the hope of achieving long-term growth of capital.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Performance prior to December 1, 2016 reflects the Fund’s investment performance when managed by a previous sub-adviser pursuant to a substantially similar principal investment strategy. Since December 1, 2016, Morgan Stanley Investment Management Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table

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demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

[BAR CHART TO BE INCLUDED IN 485b FILING]

Best Quarter	Worst Quarter
%	%
/ /	/ /

Average Annual Total Return (for Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Large Core Growth Fund	%	%	%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)%		%	%

Investment Adviser

Penn Mutual Asset Management, LLC

Investment Sub-Adviser

Morgan Stanley Investment Management Inc. (“MSIM”)

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Dennis P. Lynch, a Managing Director of MSIM, has served as portfolio manager of the Fund since December 2016.

Sam G. Chainani, a Managing Director of MSIM, has served as portfolio manager of the Fund since December 2016.

Jason C. Yeung, a Managing Director of MSIM, has served as portfolio manager of the Fund since December 2016.

Armistead B. Nash, a Managing Director of MSIM, has served as portfolio manager of the Fund since December 2016.

David S. Cohen, a Managing Director of MSIM, has served as portfolio manager of the Fund since December 2016.

Alexander T. Norton, an Executive Director of MSIM, has served as portfolio manager of the Fund since December 2016.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page [    ] of this Prospectus.

10

FUND SUMMARY:  EMERGING MARKETS EQUITY FUND

Investment Objective	The investment objective of the Emerging Markets Equity Fund (the “Fund”) is to seek to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses*	%

*

The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

11

Principal Investment Strategy

The Fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the Fund are those of issuers that, in the opinion of the Sub-Adviser, are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities (or equity-linked instruments) of issuers located in emerging market countries; such issuers may be of any capitalization. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the Fund’s requirement to invest 80% of its assets in emerging markets countries. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining “location” of an issuer, the Sub-Adviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded, and country in which the greatest percentage of company revenues are generated. This evaluation is conducted to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

While the Fund’s sector and industry exposure is expected to vary over time, as of [            ], 2020, the Fund has significant exposure to the [Communication Services Sector, Communication Discretionary Sector, Consumer Staples Sector, Financials Sector, and Information Technology Sector], as each sector is defined by the Global Industry Classification Standard.

Principal Risks of Investing

As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below, which are described in alphabetical order and not in order of importance or potential exposure.

Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.

Equity-Linked Securities Risk. Equity-linked securities, which are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock, are subject to equity securities risk, as well as market risk and other risks associated with the referenced equity security. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. Equity-linked securities may also be subject to both counterparty credit and liquidity risk.

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Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

Large-Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Management Risk. The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.

Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of             , 2020, the Fund had significant exposure to the [Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, and Information Technology Sector]. In addition to these general risks, the sectors specified are also subject to the risks described below.

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Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Small- and Mid-Cap Securities Risk. The possibility that the Fund’s investments in small- and mid-cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid-sized companies, which can include start-up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in emerging market equity securities in the hope of achieving capital appreciation.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Performance prior to May 1, 2020 reflects the Fund’s investment performance when managed by a previous sub-adviser pursuant to a similar principal investment strategy. Since May 1, 2020, Vontobel Asset Management, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

[BAR CHART TO BE INCLUDED IN 485b FILING]

Best Quarter	Worst Quarter
%	%
/ /	/ /

Average Annual Total Return (for Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Emerging Markets Equity Fund
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)%		%	%

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Investment Adviser

Penn Mutual Asset Management, LLC

Investment Sub-Advisers

Vontobel Asset Management, Inc.

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, has served as lead portfolio manager of the Fund since [May 2020].

Brian Bandsma, Executive Director and Portfolio Manager at Vontobel, has served as a deputy portfolio manager of the Fund since [May 2020].

Jin Zhang, Executive Director and Portfolio Manager at Vontobel, has served as a deputy portfolio manager of the Fund since [May 2020].

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page [    ] of this Prospectus.

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ADDITIONAL FUND SUMMARY INFORMATION

Purchase and Sale of Fund shares

The Funds offer their shares only to The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”), for separate accounts (“Separate Accounts”) they establish to fund variable contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net premium payments allocated to the investment option selected by the policy holder or contract owner (collectively, the “contract owner”). The variable contract prospectus describes how contract owners may allocate, transfer within and withdraw amounts from their variable contracts.

Tax Information

The Funds expect all net investment income and net realized capital gains of the Funds to be distributed to the Penn Mutual and PIA Separate Accounts (or deemed distributed as a consent dividend) at least annually. Distributions will be reinvested in the distributing Fund unless Penn Mutual or PIA elects otherwise, which is not anticipated. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable contracts when left to accumulate in the variable contracts or under a qualified pension or retirement plan. For information about federal income taxation of contract owners, refer to the specific variable contract prospectus.

Payments to Insurance Companies and Other Financial Intermediaries

The Funds are not sold directly to the general public. The Funds offer their shares only through Penn Mutual and PIA Separate Accounts to fund variable contracts. The Funds and their related companies may make payments to Penn Mutual and PIA (or their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing Penn Mutual and PIA or other financial intermediary or your sales person to recommend a variable contract that offers the Funds over another investment. Ask your salesperson or your financial intermediary for more information. The prospectus for your variable contract may also contain additional information about these payments.

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PENN SERIES FUNDS, INC.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

Penn Series Funds, Inc. (the “Company”) is a registered investment company that offers diverse investment options available only through variable contracts of Penn Mutual and PIA. Shares of the Penn Series Funds are held by Penn Mutual and PIA in Separate Accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The Company offers 29 different portfolios advised by PMAM and, in the case of the Large Cap Growth Fund, Large Core Growth Fund, and Emerging Markets Equity Fund, sub-advised by Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., and Vontobel Asset Management, Inc., respectively.

More Information About the Funds’ Investment Objectives

Each Fund’s investment objective is a non-fundamental policy of the Fund and may be changed by the Company’s Board of Directors without the approval of shareholders.

There is no guarantee that a Fund will be able to achieve its investment objective, and it is possible to lose money by investing in a Fund.

More Information About the Funds’ Principal Investment Strategies

Each Fund’s investment policy to invest at least 80% of its net assets in a particular type of investment or security is a non-fundamental policy of the Fund that can be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of determining compliance with a Fund’s 80% investment policy, a Fund typically values a derivative position by reference to its market value.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are summarized in each Fund’s “Fund Summary” section and are described in more detail in this section.

The following sections provide additional information regarding certain of the Funds’ principal investment strategies.

Temporary Investing. Each Fund may invest without limit in money market instruments and other short-term fixed income securities in an effort to protect the value of the Fund when a Fund’s Adviser or Sub-Adviser believes that changes in economic, financial or political conditions warrant. When a Fund engages in temporary defensive investing, it may not achieve its investment objective. A Fund may be invested in this manner for extended periods, depending on the Adviser’s or Sub-Adviser’s assessment of market conditions, which could result in lower returns and loss of market opportunity.

More Information About the Funds’ Principal Investment Risks

The following section provides additional information regarding the principal risks summarized under “Principal Risks of Investing” in the Fund Summaries. The tables below identify the principal risks of investing in each Fund.

[SECTOR RISK PART OF CHART TO BE UPDATED IN 485B FILING]

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	Large Cap Growth Fund	Large Core Growth Fund	Emerging Markets Equity Fund
Convertible Securities Risk		X
Currency Risk	X	X	X
Depositary Receipts Risk		X
Emerging Markets Risk		X	X
Equity-Linked Securities Risk		X	X
Equity Securities Risk	X	X	X
Focus Risk	X	X
Foreign Investment Risk	X	X	X
“Growth” Investing Risk	X	X
IPOs Risk	X
Large-Cap Securities Risk	X	X	X
Liquidity Risk	X	X	X
Management Risk	X	X	X
Market Risk	X	X	X
Mid-Cap Securities Risk	X		X
Other Investment Company Risk		X
Portfolio Turnover Risk	X		X
Sector Risk	X	X	X
Communication Services Sector Risk		[X]	[X]
Consumer Discretionary Sector Risk		[X]	[X]
Consumer Staples Sector Risk			[X]
Energy Sector Risk
Financials Sector Risk			[X]
Health Care Sector Risk		[X]
Industrials Sector Risk		[X]
Information Technology Sector Risk	[X]	[X]	[X]
Materials Sector Risk
Real Estate Sector Risk
Utilities Sector Risk
Small-Cap Securities Risk	X		X

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Convertible Securities Risk. The possibility that the value of a Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price.

Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Convertible securities may also be rated below investment grade (“junk bond”) or are not rated, and are subject to credit risk and prepayment risk.

Currency Risk. The possibility that the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad. A Sub-Adviser may, but is not required to, invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. A Fund could be exposed to risk if the counterparties are unable to meet the terms of the hedging contracts. In addition, a hedging strategy relies upon the ability of the Sub-Adviser to accurately predict movements in currency exchange rates. In certain markets, it may not be possible to hedge currency risk.

Depositary Receipt Risk. The possibility that a Fund’s investments in foreign companies through depositary receipts will expose a Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs and GDRs may change materially at times when U.S. markets are not open for trading. ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries.

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In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity-Linked Securities Risk. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. A Fund’s investments in equity-linked securities are subject to equity securities risk, as well as market risks associated with the referenced equity security. In addition, to the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. A Fund also bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security.

Equity Securities Risk. The possibility that an investment in equity securities may be more volatile than an investment in fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts and limited partnership interests. A Fund may invest in equity securities that are publicly-traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities.

Focus Risk. Issuers in a single industry or sector may react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. As a result, to the extent a Fund invests a significant percentage of its assets in issuers in a single industry or group of related industries, the Fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, and other conditions affecting those industries. This could cause the Fund’s performance to be more volatile than the performance of more diversified funds.

Foreign Investment Risk. The possibility that a Fund’s investments in foreign securities, including ADRs and GDRs, may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. Because of its foreign investments, a Fund

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may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

“Growth” Investing Risk. The possibility that a Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

IPOs Risk. The possibility that a Fund’s performance may be affected by the purchase of securities issued in initial public offerings (IPOs) that have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired. The prices of securities bought in IPOs may rise and fall rapidly, often because of investor perceptions rather than economic reasons. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to a Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Large-Cap Securities Risk. The possibility that a Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The possibility that the market for certain Fund investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. It also may be difficult for the Fund to purchase a desired investment at an advantageous price under such circumstances. Illiquid securities may also be more difficult to value. A Fund’s investments in illiquid securities may reduce the returns of the Fund because, to meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions at a loss. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Management Risk. The possibility that the investment decisions, techniques, analyses or models implemented by the Adviser or Sub-Adviser of an actively managed Fund in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar

21

investment objectives. An actively managed Fund is subject to the risk that the Adviser or Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Market Risk. The possibility that the values of, and/or the income generated by, securities held by a Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Common stock in which the Funds invest represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. As with any investment whose performance is tied to these markets, the value of a Fund’s investments will fluctuate, which means that the Fund could lose money on its investments.

Mid-Cap Securities Risk. The possibility that the return on a Fund’s investments in mid-cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid-cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid-cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Other Investment Company Risk. The possibility that investments by a Fund in shares of other investment companies, including business development companies or ETFs, will subject the Fund to the risks associated with those investment companies. Fund shareholders will also indirectly bear a proportionate share of any underlying investment company’s fees and expenses in addition to paying the Fund’s expenses. Therefore, it may be more costly to own an investment company than to own the underlying securities directly. In addition, lack of liquidity in an investment company can result in its value being more volatile than the underlying portfolio securities.

Portfolio Turnover Risk. The possibility that a Fund may frequently buy and sell portfolio securities, which may increase transaction costs, including brokerage commissions and dealer mark ups, to the Fund and cause the Fund’s performance to be less than you expect.

Sector Risk. The possibility that a Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. At times a Fund may be subject to the sector risks described below.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services

22

sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Consumer Discretionary Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector (“Consumer Discretionary Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of Consumer Discretionary Companies has historically been closely tied to the performance of the overall economy, and may be widely affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. In addition, Consumer Discretionary Companies may be adversely affected and lose value more quickly in periods of economic downturns. The products offered by Consumer Discretionary Companies may be viewed as luxury items during times of economic downturn.

Consumer Staples Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Consumer Staples Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector (“Consumer Staples Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of Consumer Staples Companies has historically been closely tied to the performance of the overall economy, and may fluctuate widely due to interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. The performance of Consumer Staples Companies are subject to government regulations, such as those affecting the permissibility of using various food additives and production methods, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

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Financials Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Financials Sector that the Fund purchases will underperform the market as a whole. To the extent the Fund’s investments are exposed to issuers conducting business in the Financials Sector (“Financials Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Financials Companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Events affecting the Financials Sector in the recent past resulted in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain Financials Companies to incur large losses. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies also may be subject to severe price competition.

Health Care Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Health Care Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Health Care Sector (“Health Care Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by Health Care Companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company’s market value and/or share price.

Industrials Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Industrials Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Industrials Sector (“Industrials Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of Industrials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Further, the prices of securities of Industrials Companies, specifically transportation companies, may fluctuate widely due to their cyclical nature, occasional sharp price movements that may result from changes in the economy, fuel prices, labor agreement, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

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Information Technology Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Information Technology Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Information Technology Sector (“Information Technology Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of Information Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

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Small-Cap Securities Risk. The possibility that the return on a Fund’s investments in small-cap companies may trail the return on investments in stocks of larger companies or the stock market as a whole. Small-cap companies, which can include start-up companies, tend to be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies generally depend on a few key employees and have relatively limited product lines, markets or financial resources compared to larger capitalization companies. In addition, the securities of smaller companies may trade less frequently and in more limited volumes than the securities of larger companies, and a Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

MANAGEMENT

Investment Adviser

Penn Mutual Asset Management, LLC. PMAM is a registered investment adviser and a registered commodity pool operator. PMAM serves as investment adviser to each of the Funds and has served as the investment adviser of each Fund since its inception. PMAM is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. PMAM was organized in June 1989 and its office is located at 600 Dresher Road, Horsham, Pennsylvania 19044. As of December 31, 2019, PMAM serves as investment adviser for approximately $28.5 billion of investment assets.

PMAM provides investment advisory services to the Large Cap Growth, Large Core Growth and Emerging Markets Equity Funds through sub-advisers that are selected to manage the Funds.

Manager of Managers Structure. Shareholders of each Fund have authorized PMAM to serve as “manager of managers” for each of the Funds. In its capacity as “manager of managers,” PMAM, subject to certain conditions and approval by the Company’s Board of Directors, may hire and terminate unaffiliated sub-advisers without shareholder approval for each of the Funds. Currently, each of the Funds operates pursuant to a manager of managers structure. When operating pursuant to a manager of managers structure, PMAM remains responsible, subject to the oversight of the Board of Directors, for overseeing sub-advisers and for the performance of the Funds, as it recommends hiring or replacing sub-advisers to the Board of Directors. Each sub-adviser makes investment decisions for the Fund it manages.

Sub-Advisers

Massachusetts Financial Services Company. Massachusetts Financial Services Company (“MFS”), commonly known as MFS Investment Management, is sub-adviser to the Large Cap Growth Fund. As sub-adviser, MFS provides investment management services to the Fund. MFS is located at 111 Huntington Avenue, Boston, Massachusetts, 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company). As of December 31, 2019, net assets under management of the MFS organization were approximately $[        ] billion.

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Jeffrey Constantino is responsible for the day-to-day portfolio management of the Large Cap Growth Fund. Mr. Constantino is an Investment Officer of MFS. He has been employed in the investment area of MFS since 2000 and has been a portfolio manager since 2005.

Joseph Skorski is responsible for the day-to-day portfolio management of the Large Cap Growth Fund. Mr. Skorski is an Investment Officer of MFS. He has been employed in the investment area of MFS since 2007 and has been a portfolio manager of the Large Cap Growth Fund since 2019.

Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Inc. (“MSIM”) is sub-adviser to the Large Core Growth Fund. As sub-adviser, MSIM provides day-to-day portfolio management services to the Fund. MSIM is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. MSIM had $[        ] billion in assets under management or supervision as of December 31, 2019. MSIM’s principal office is located at 522 Fifth Avenue, New York, New York 10036.

The Large Core Growth Fund is managed within MSIM’s Counterpoint Global Team. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are: Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton. The Counterpoint Global Team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing large cap equity securities for investors.

Dennis P. Lynch, a Managing Director of MSIM, joined MSIM in 1998. Mr. Lynch began his investment career in 1994 and earned a B.A. from Hamilton College and an M.B.A., with honors, in finance from Columbia University.

Sam G. Chainani, a Managing Director of MSIM, joined MSIM in 1996. Mr. Chainani began his investment career in 1996 and earned a B.S. from Binghamton University.

Jason C. Yeung, a Managing Director of MSIM, joined MSIM in 2002. Mr. Yeung began his investment career in 1997 and earned a B.A. from Johns Hopkins University and a Master’s Degree from the University of Cambridge.

Armistead B. Nash, a Managing Director of MSIM, joined MSIM in 2002. Mr. Nash began his investment career in 2000 and earned a B.A. from the University of Virginia and an M.B.A. from the University of Virginia Darden School of Business.

David S. Cohen, a Managing Director of MSIM, joined MSIM in 1993. Mr. Cohen began his investment career in 1988 and earned a B.S. from Pace University.

Alexander T. Norton, an Executive Director of MSIM, joined MSIM in 2000. Mr. Norton began his investment career in 1995 and earned a B.A. from the University of Pennsylvania and an M.B.A. in finance from Columbia Business School.

Vontobel Asset Management, Inc. Vontobel Asset Management, Inc. (“Vontobel”) is the sub-adviser to the Emerging Markets Equity Fund. Vontobel has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by PMAM and the Fund’s Board of Directors. Vontobel is located at 1540 Broadway, New York, NY 10036. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of December 31, 2019, Vontobel managed approximately $[        ] billion in assets.

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Brian Bandsma, Executive Director and Portfolio Manager at Vontobel, has served as a deputy portfolio manager of the Emerging Markets Equity Fund since [May 2020]. Mr. Bandsma joined Vontobel in 2002 as a Senior Research Analyst. He focuses on researching companies in the Information Technology, Financial, Telecom Services and Consumer Discretionary sectors. In 2013, in addition to his research responsibilities, Mr. Bandsma was promoted to deputy portfolio manager of the Vontobel Asia Pacific Equity Strategy, and became the lead portfolio manager of the strategy in 2016 while also becoming deputy portfolio manager of the Quality Growth Boutique’s Emerging Markets Equity Strategy. In addition to his portfolio management duties, he continues to conduct research analysis on individual stocks that may be included in other Vontobel strategies. Mr. Bandsma received an MBA in Finance and Accounting from NYU Stern School of Business and a Bachelor of Arts in Finance from Grand Valley State University.

Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is responsible for the day-to-day management of the Emerging Markets Equity Fund and the International Equity Fund. Mr. Benkendorf has served as a lead portfolio manager of the Emerging Markets Equity Fund since [May 2020]. Mr. Benkendorf joined Vontobel in October 1999 in trade support. After being promoted to trader in 2000, Mr. Benkendorf became a research analyst in 2002 and moved into portfolio management in 2006 as co-portfolio manager of Vontobel’s European Equity Strategy. In 2008 Mr. Benkendorf continued to grow in his portfolio management role becoming lead portfolio manager of European Equity and co-portfolio manager of Global Equity. In 2010, Mr. Benkendorf became co-portfolio manager of the Vontobel US Equity Strategy ultimately becoming lead portfolio manager in 2012. As a co-architect of Vontobel’s quality growth philosophy and style and proven success in managing Vontobel’s strategies, he was named Chief Investment Officer in March 2016. During Mr. Benkendorf’s portfolio management tenure he has been recognized by the industry for his track record and has won numerous awards from firms such as: Morningstar, Lipper, Euro Funds, European Pension Awards, Osterreichischer and Deutscher. Mr. Benkendorf began his financial career in 1997 and received a B.S.B.A in finance from the University of Denver.

Jin Zhang, Executive Director and Portfolio Manager at Vontobel, has served as a deputy portfolio manager of the Emerging Markets Equity Fund since [May 2020]. Mr. Zhang joined Vontobel in 2005 as a Senior Research Analyst and was promoted to deputy portfolio manager of the Quality Growth Boutique’s Emerging Markets Equity Strategy in June 2016. In addition to his portfolio management responsibilities, he maintains his research responsibilities, focusing on the Consumer Staples and Financial sectors. Mr. Zhang received an MBA in Financial Management from the MIT Sloan School of Management and a Bachelor of Arts in Economics from Beijing University. He is a CFA charterholder.

Additional Portfolio Manager Information. The Statement of Additional Information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Expenses and Expense Limitations

Each Fund bears all of the expenses of its operations other than those incurred by the Adviser and its Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement and those incurred by Penn Mutual under its administrative and corporate services agreement. In particular, each Fund pays investment advisory fees, administrator’s fees, including shareholder servicing fees and expenses, custodian, transfer agent, and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses, and Directors’ fees and expenses.

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Acquired Fund Fees and Expenses (“AFFE”) reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in other investment companies during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary each year with changes in the allocation of the Fund’s assets among other investment companies and with other events that directly affect the operating expenses of the other investment companies, such as changes to the other investment company’s management fees or expense limitations.

The Adviser and Penn Mutual have contractually agreed to waive fees and/or reimburse expenses to the extent a Fund’s total expense ratio (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, AFFE, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceeds the expense limitation for the Fund.

The contractual expense limitations for the Funds, as a percentage of a Fund’s average daily net assets, are as follows:

Fund	Expense Limitation
Large Cap Growth	0.89%
Large Core Growth	0.90%
Emerging Markets Equity	1.78%

Under the expense limitation agreement among Penn Mutual, PMAM and the Company, on behalf of each Fund, Penn Mutual and PMAM will waive their fees and/or reimburse expenses for the entirety of any excess above a Fund’s expense limitation. Further, to the extent Penn Mutual and PMAM do not have an obligation to waive fees and/or reimburse expenses of a Fund (e.g., the Fund is operating at or below its expense limitation), Penn Mutual and PMAM may seek reimbursement from the Fund for amounts previously waived or reimbursed by Penn Mutual and PMAM, if any, during the Fund’s preceding three fiscal years. Penn Mutual and PMAM, however, shall not be entitled to any reimbursement that would cause the Fund to exceed its expense limitation.

The expense limitation agreement is expected to continue through [April 30, 2021]. The agreement may be terminated by a majority vote of the Company’s Board of Directors for any reason and at any time. The agreement may also be terminated, by the Adviser and Penn Mutual, upon at least sixty (60) days’ prior written notice to the Company, such termination to be effective as of the close of business on [April 30, 2021], or at such earlier time provided that such termination is approved by a majority vote of the Company’s Board of Directors and Independent Directors voting separately. Unless terminated, this agreement will continue in effect from year to year for successive one-year periods.

Advisory Fees

For the year ended December 31, 2019, each Fund paid PMAM an investment advisory fee based on its average daily assets, at the annual rate set forth below:

[TO BE UPDATED IN 485B FILING]

Fund	Fee
Large Cap Growth	%
Large Core Growth	%
Emerging Markets Equity	%

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PMAM pays the Sub-Advisers out of the investment advisory fee it receives.

A discussion regarding the basis for the Board of Directors’ approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds’ June 30, 2019 Semi-Annual Report.

ACCOUNTHOLDER INFORMATION

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (“NYSE”) is open for business.

The Funds offer their shares only to Penn Mutual and its subsidiary, PIA, for the Separate Accounts they establish to fund variable contracts. Contract owners hold interests in the Separate Accounts, and the Separate Accounts, in turn, hold shares of the Funds. Separate Accounts purchase shares of a Fund in accordance with variable contract allocation instructions received from contract owners. The variable contract prospectus describes in greater detail how contract owners may allocate, transfer within and/or withdraw amounts from their variable contracts and includes more information on how to purchase or redeem Fund shares offered as an investment option under a variable contract.

Penn Mutual or PIA purchases or redeems shares of a Fund at its net asset value per share (“NAV”) next determined after receipt of the purchase or redemption order by Penn Mutual or PIA. A Fund’s NAV is determined by dividing the Fund’s net assets (the total value of assets minus liabilities) by the number of the Fund’s outstanding shares. Each Fund determines its NAV as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The NAV will not be calculated on days when the NYSE is closed. The NAV may not be calculated or there may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. For more information regarding NAV calculation, please turn to the “How the Funds Calculate NAV” section in this Prospectus.

The Funds normally pay redemption proceeds within one business day following the receipt of a redemption request that is in good order. A Fund may, however, delay payment of the redemption proceeds for up to seven (7) days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. Each Fund expects to hold cash or cash equivalents to meet redemption requests, but also may use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. In lieu of making cash payments, the Fund reserves the right to determine in its sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities (“in kind”). In such cases, the Fund may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to the shareholder as permitted under the 1940 Act, and the rules thereunder. Although it is highly unlikely that Fund shares would ever be redeemed in kind, in-kind redemption proceeds may be subject to brokerage costs when sold, and are subject to market risk and may decline in value until such time as the securities are converted to cash.

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How the Funds Calculate NAV

A Fund’s NAV is determined by dividing the total value of assets, minus liabilities, by the number of Fund shares outstanding. In calculating the NAV, the Funds generally value their portfolio securities at market prices when market quotations are readily available.

Fund shares are generally valued as of NYSE close on each day that the NYSE is open. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources.

The Funds will normally use pricing data for a domestic equity security received shortly after the NYSE close. A foreign equity security will be valued as of the close of trading on the foreign exchange, or the NYSE close, if the NYSE close occurs before the end of trading on the foreign exchange. Foreign securities markets may be open on days when the U.S. markets are closed. As a result, the values of any foreign securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares of the Fund. In addition, due to the difference in times between the close of the foreign markets and the time a Fund prices its shares, the value the Fund assigns to foreign securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Domestic and foreign fixed income securities, non-exchange traded derivatives, and equity options are normally valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset-backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral.

Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by independent third-party valuation services or other pricing sources.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments.

In limited circumstances, if market prices are not readily available or they are determined to be unreliable, the Funds may determine fair value prices using methods approved by the Board of Directors. For example, a Fund would fair value a security if the exchange on which the portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV. Fair valuation may require subjective determinations about the value of a security, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

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Frequent Trading Policies & Risks

The Funds are available only as investment options for certain variable contracts issued by Penn Mutual and its subsidiary, PIA (collectively, the “Insurance Company”). The Funds are intended for long-term investment through these variable contracts, and not as short-term trading vehicles. Accordingly, variable contract owners that intend to use market timing investment strategies or make frequent transfers should not choose the Funds as investment options under their variable contracts.

The trading activity of individual contract owners generally is not known to the Funds because, on a daily basis, the Insurance Company aggregates the trading orders of its contract owners and submits net purchase or redemption orders to each Fund. As a result, the Funds’ ability to monitor the purchase, redemption, and exchange transactions of contract owners is severely limited. Consequently, the Funds rely on the Insurance Company, as the Issuer and Administrator of the variable contracts, to monitor contract owner transaction activity involving the Funds. Because the Funds are available only through variable contracts issued by the Insurance Company, and because the Funds rely on the Insurance Company to apply limitations on trading activity, the Company’s Board of Directors has not adopted separate policies and procedures for the Funds with respect to frequent trading. However, because the Insurance Company serves as an Administrator to the Funds, the Board reviews on a periodic basis the Insurance Company’s monitoring activities relating to policies and procedures surrounding frequent trading.

However, despite the efforts by the Insurance Company, there is no guarantee that the Funds or Insurance Company will be able to identify individual contract owners who may be engaging in frequent trading in the Funds. As a result, the Funds cannot assure that the Insurance Company and the Funds will be able to prevent all instances of frequent trading of Fund shares. The Funds do, however, reserve the right to reject any purchase order at any time.

If frequent trading does occur, it could adversely affect the Funds, their long-term shareholders and ultimately contract owners. Frequent trading can reduce the long-term returns of a Fund by: increasing costs paid by the Fund (such as brokerage commissions); disrupting the Fund’s portfolio management strategies; and requiring the Fund to maintain higher cash balances to meet redemption requests. Frequent trading also can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s NAV.

With respect to a Fund that invests in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund’s shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). This type of arbitrage may dilute the value of the Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. The Company has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. Like all mutual funds that invest in foreign securities, the Large Cap Growth, Large Core Growth and Emerging Markets Equity Funds may be susceptible to the risks described above because they may invest a portion of their assets in such securities.

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In addition, a Fund that invests in small/mid cap securities or high yield debt securities, which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities. Like all mutual funds that invest in small/mid cap securities, the Large Cap Growth and Emerging Markets Equity Funds may be susceptible to the risks described above because they invest in such securities.

Please see the variable contract prospectuses for more information about frequent trading and related risks.

Portfolio Holdings Information

A description of the Funds’ policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI.

Dividends and Distributions

The Funds distribute their net investment income annually as dividends and make distributions of net realized capital gains, if any, at least annually. Dividends and distributions from a Fund (other than consent dividends) will be automatically reinvested in shares of that Fund unless the shareholder (Penn Mutual or PIA) elects to receive distributions in cash.

TAXES

Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Funds may utilize consent dividends to satisfy their distribution obligations.

Special tax rules apply to life insurance companies and variable contracts. Each Fund also intends to comply with the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder such that the owners of variable contracts should not currently be subject to federal income tax on distributions by the Fund of its net investment income and net realized capital gains that are left to accumulate in the contracts or under a qualified pension or retirement plan.

The sole shareholders of each Fund are Separate Accounts or other Funds. Therefore, no discussion is included in this Prospectus as to the federal income tax consequences at the shareholder level. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable contracts, refer to the variable contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state, local and foreign income tax consequences applicable to your investment. More information about taxes is included in the SAI.

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PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Funds’ financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information provided has been derived from each Fund’s financial statements which have been audited by [            ], an independent registered public accounting firm. [            ] report, along with each Fund’s financial statements and related notes thereto, for each such period appear in the Penn Mutual Variable Products Annual Reports for the period ended December 31, 2019 (“Annual Reports”). You can obtain the Annual Reports at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the Separate Account or the related variable contracts. Inclusion of these charges would reduce the total return figures for all periods shown. For more information about such charges, please see your variable contract prospectus.

[FINANCIAL HIGHLIGHTS TO BE FILED BY AMENDMENT]

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INDEX PUBLISHERS INFORMATION

[TO BE PROVIDED BY AMENDMENT.]

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Statement of Additional Information

In addition to this Prospectus, the Company has an SAI, dated [May 1, 2020], which contains additional information about the Funds. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes annual and semi-annual reports containing additional information about each Fund’s investments. In the Company’s annual and semi-annual reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Fund’s performance during that period.

To request more information about the Funds, or obtain the Company’s SAI and annual and semi-annual reports, without charge, you may contact Penn Mutual at 1-800-523-0650 and select “0” to speak with a customer representative or visit Penn Mutual’s website (www.pennmutual.com).

Information about the Company, including the SAI, and the annual and semi-annual reports, also may be obtained from the Securities and Exchange Commission (“SEC”) in any of the following ways: (1) online: you may retrieve information from the SEC’s website at www.sec.gov; or (2) by email: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

Penn Series Funds, Inc.’s Investment Company Act registration number is 811-03459.

PM	/20

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STATEMENT OF ADDITIONAL INFORMATION

PENN SERIES FUNDS, INC.

600 Dresher Road

Horsham, Pennsylvania 19044

Penn Series Funds, Inc. (the “Company”) is a no-load mutual fund family with twenty-nine separate investment portfolios (each, a “Fund” and collectively, the “Funds”).

MONEY MARKET FUND

LIMITED MATURITY BOND FUND

QUALITY BOND FUND

HIGH YIELD BOND FUND

FLEXIBLY MANAGED FUND

BALANCED FUND

LARGE GROWTH STOCK FUND

LARGE CAP GROWTH FUND

LARGE CORE GROWTH FUND

LARGE CAP VALUE FUND

LARGE CORE VALUE FUND

INDEX 500 FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

MID CORE VALUE FUND

SMID CAP GROWTH FUND

SMID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP INDEX FUND

DEVELOPED INTERNATIONAL INDEX FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

REAL ESTATE SECURITIES FUND

AGGRESSIVE ALLOCATION FUND

MODERATELY AGGRESSIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

MODERATELY CONSERVATIVE ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Company’s Prospectus dated [May 1, 2020] (the “Prospectus”). A copy of the Prospectus is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, Pennsylvania, 19172, by calling, toll free, 1-800-523-0650, or by visiting www.pennmutual.com. Capitalized terms not defined herein are defined in the Prospectus. The audited financial statements, including the financial highlights appearing in the Company’s Annual Report to Shareholders for the fiscal year ended December 31, 2019 and filed electronically with the SEC, are incorporated by reference and made part of this SAI.

The date of this SAI is [May 1, 2020]

i

THE COMPANY

The Company is an open-end management investment company that offers shares of diversified Funds for variable annuity contracts and variable life insurance policies (collectively, “variable contracts”) issued by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”). Shares of each Fund are held by Penn Mutual and PIA in separate accounts (“Separate Accounts”) established for the purpose of funding variable contracts and by qualified pension plans. The Company was established as a Maryland corporation pursuant to Articles of Incorporation dated April 21, 1982.

INVESTMENT OBJECTIVES

The investment objective of each Fund is set forth below. There can be no assurance that a Fund will achieve its investment objective. Each Fund’s investment objective is non-fundamental and may be changed by the Company’s Board of Directors without the approval of shareholders. Each Fund’s investment objective and principal investment strategies are described in full in the Prospectus. This information should be reviewed carefully before making an investment in a Fund.

FUND	INVESTMENT OBJECTIVE
Money Market Fund	Current income consistent with preserving capital and liquidity
Limited Maturity Bond Fund	Maximize total return consistent with preservation of capital
Quality Bond Fund	Maximize total return over the long term consistent with the preservation of capital
High Yield Bond Fund	High current income
Flexibly Managed Fund	Maximize total return (capital appreciation and income)
Balanced Fund	Long-term growth and current income
Large Growth Stock Fund	Long-term growth of capital and increase of future income
Large Cap Growth Fund	Long-term capital appreciation
Large Core Growth Fund	Long-term growth of capital (capital appreciation)
Large Cap Value Fund	Long-term growth of capital
Large Core Value Fund	Total return
Index 500 Fund	Total return (capital appreciation and income) which corresponds to that of the S&P 500 Index
Mid Cap Growth Fund	Maximize capital appreciation
Mid Cap Value Fund	Growth of capital
Mid Core Value Fund	Capital appreciation
SMID Cap Growth Fund	Long-term growth of capital (capital appreciation)
SMID Cap Value Fund	Long-term growth of capital
Small Cap Growth Fund	Capital appreciation
Small Cap Value Fund	Capital appreciation
Small Cap Index Fund	To replicate the returns and characteristics of a small cap index
Developed International Index Fund	To replicate the returns and characteristics of an international index composed of securities from developed countries
International Equity Fund	Capital appreciation
Emerging Markets Equity Fund	Capital appreciation
Real Estate Securities Fund	High total return consistent with reasonable investment risks
Aggressive Allocation Fund	Long-term capital growth consistent with its asset allocation strategy
Moderately Aggressive Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Moderate Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Moderately Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy

INVESTMENT POLICIES

Information in this SAI supplements the discussion in the Prospectus regarding the Funds’ investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors without shareholder approval. Each Fund that has a non-fundamental investment policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a particular type of investment or security can change such policy upon 60 days’ prior notice to shareholders. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding voting shares of that Fund. The vote of a majority of the outstanding voting shares of a Fund means the vote of (i) 67% or more of the voting shares represented at a meeting of shareholders, if the holders of 50% or more of the outstanding voting shares of the Fund are represented, or (ii) more than 50% of the outstanding voting shares of the Fund, whichever is less.

Unless otherwise stated herein, each Fund, except the Money Market Fund, may purchase any of the securities and engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of Penn Mutual Asset Management, LLC (the “Adviser” or “PMAM”) or the Fund’s sub-adviser (“Sub-Adviser”), such investment will be advantageous to the Fund. In the case of the Money Market Fund, consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities and cash. In addition to these investments, the Money Market Fund may invest up to 0.5% of its total assets in any of the securities described below that are U.S. dollar-denominated securities that the Board determines present minimal credit risks and are eligible securities, as defined under Rule 2a-7, at the time of acquisition. The Money Market Fund may also engage in the investment techniques described below, including borrowing, to the extent such techniques are consistent with Rule 2a-7.

SECURITIES AND INVESTMENT TECHNIQUES

Borrowing

While most of the Funds do not intend to borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. A Fund also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Fund. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Fund of any increase or decrease in the market value of a Fund’s portfolio. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Adviser or Sub-Adviser believes that the Fund’s investment objective would be furthered.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Derivatives

Each Fund may invest in derivatives. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivatives include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, and swap agreements. More detailed information about the types of derivatives the Funds may invest in is set forth below.

Historically, advisers to registered investment companies trading certain types of derivatives deemed to be commodity interests (such as futures contracts, options on futures contracts, and swaps) have been able to claim an exclusion pursuant to U.S. Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 from the commodity pool operator (“CPO”) registration requirement prescribed by the Commodity Exchange Act (“CEA”). In February 2012, the CFTC adopted substantial amendments to that regulation. As a result of the amendments, a fund must either operate within certain trading and marketing limitations with respect to the fund’s use of derivatives subject to regulation by the CFTC, or the fund’s investment adviser must register with the CFTC as a CPO subjecting the investment adviser and the fund to regulation by the CFTC. Under the amended rules, an investment adviser of a fund may claim an exclusion from registration as a CPO only if the fund it advises invests in commodity interests solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts and complies with certain marketing restrictions.

PMAM has claimed an exclusion from the CPO registration requirement pursuant to CFTC Regulation 4.5 with respect to each Fund. Accordingly, neither the Funds nor PMAM (in its capacity as adviser to the Funds) is subject to registration as a CPO under the CEA or regulation by the CFTC. To remain eligible for the exclusion, each Fund is limited in its ability to use derivatives subject to regulation by the CFTC. In the event that a Fund’s investments in such derivatives exceed such limitations, PMAM may be required to register as a CPO under the CEA with respect to such Fund. A Fund’s ability to invest in derivatives considered to be commodity interests is limited by PMAM’s intention to operate the Fund in a manner that would permit PMAM to continue to claim the exclusion pursuant to CFTC Regulation 4.5, which may adversely affect the Fund’s total return. In the event PMAM becomes unable to rely on the exclusion and is required to register with the CFTC as a CPO with respect to a Fund, such Fund’s expenses may increase, adversely affecting the Fund’s total return.

Foreign Currency Transactions. As a means of reducing the risks associated with investing in securities denominated in foreign currencies, each Fund may purchase or sell foreign currency on a forward basis (“forward contracts”) and, enter into foreign currency futures and options on futures contracts (“forex futures”) and foreign currency options (“forex options”). These investment techniques may be used to either hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund’s investments or to provide a Fund with exposure to a particular currency.

Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forex futures are standardized contracts for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Forex futures traded in the United States are traded on regulated futures exchanges. A Fund will incur brokerage fees when it purchases or sells forex futures and it will be required to maintain margin deposits. Parties to a forex future must make initial margin deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make “variation” margin deposits as the value of the futures contract fluctuates.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. When the Adviser or Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond

Fund do not intend to enter into such forward contracts under these circumstances on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. The International Equity Fund and Emerging Markets Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. In certain circumstances the Sub-Adviser to the International Equity Fund and Emerging Markets Equity Fund may commit a substantial portion of the portfolio to the consummation of forward contracts. The Developed International Index Fund may use forward contracts and forex futures to gain exposure to a particular currency. The Real Estate Securities Fund may use currency forward contracts to manage risks and to facilitate transactions in foreign securities. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. A Fund’s custodian bank will place cash or liquid equity or debt securities in a separate account of the Fund or “earmark” on the Fund’s books such securities in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts entered into under the second circumstance, as set forth above. If the value of the securities “earmarked” or placed in the separate account declines, additional cash or securities will be “earmarked” or placed in the account on a daily basis so that the value of the “earmarked” cash or securities or the separate account will equal the amount of the Fund’s commitments with respect to such contracts.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

It also should be realized that this method of protecting the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.

Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Futures Contracts. Each Fund may invest in futures contracts and options thereon (interest rate futures contracts, currency futures or stock index futures contracts, as applicable). Each Fund will limit its use of futures contracts so that: (i) no more than 5% of the Fund’s total assets will be committed to initial margin deposits or premiums on options and (ii) immediately after entering into such contracts, no more than 30% of the Fund’s total assets would be represented by such contracts. Such futures contracts may be entered into for speculative purposes, to hedge risks associated with the Fund’s securities investments (e.g., to protect against stock price, interest rate or currency rate declines), to serve as a substitute for the purchase or sale of securities or currencies, or to provide an efficient means of regulating its exposure to the market. When buying or selling futures contracts, a Fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. Government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as

“marking-to-market.” The margin amount will be returned to a Fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a Fund will earmark on the books of the Fund or segregate assets for any outstanding futures contracts or otherwise “cover” the contracts as may be required under the federal securities laws.

Successful use of futures by a Fund is subject, first, to the Adviser’s or Sub-Adviser’s ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.

Even if the Adviser or Sub-Adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged. A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the Adviser’s or Sub-Adviser’s judgment, have a significant correlation with movements in the prices of all or portions of the Fund’s portfolio securities. The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets. To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase. Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the Adviser or Sub-Adviser had correctly predicted the general movement of the market.

A Fund that engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets. The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets. In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.

The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

Hybrid Instruments. Each Fund may invest in hybrid instruments. Each of the High Yield Bond Fund and Flexibly Managed Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities futures and options. For example, the principal amount, redemption, conversion terms, or interest rate of a hybrid instrument could be related (positively or negatively) to the market price of some commodity, currency, security, or securities index or another interest rate (each, a “benchmark”). Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrid instruments may or may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a hybrid instrument may entail significant market risks that are not associated, for example, with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrid instruments also exposes a Fund to the credit risk of the issuer of the hybrid instrument. These risks may cause significant fluctuations in the net asset value of the Fund.

Options. Each Fund may write covered call and buy put options on its portfolio securities and purchase call or put options on securities and securities indices. The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund’s total assets. Such options may be exchange-traded or dealer options. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options will primarily be used to minimize principal fluctuations and for hedging purposes, certain Funds may invest in options to generate additional premium income for the Funds. All investments in options involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. The High Yield Bond Fund may engage in other options transactions, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark, and uncovered put options.

A Fund will write call options only if they are “covered.” This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the “covered” option, or will earmark or segregate cash, U.S. Government securities or other liquid debt obligations having a value equal to the fluctuating market value of the optioned securities.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, riskier than an investment in the underlying securities themselves.

There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Swap Agreements. Each Fund may invest in swap agreements, which are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a Fund’s exposure to long- or short-term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a Fund’s exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a Fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease the Fund’s exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from the Fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a Fund, the Fund must be prepared to make such payments when they are due. In order to help minimize risks, the Funds will earmark on the books of the Fund or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require the Funds to earmark on the books of the Fund or segregate assets in the amount of the accrued amounts owed under the swap. The Funds could sustain losses if a counterparty does not perform as agreed under the terms of the swap. The Funds will enter into swap agreements with counterparties deemed creditworthy by the Adviser or Sub-Adviser.

In addition, each Fund may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A Fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

Illiquid Securities

Illiquid securities generally are those which are not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.

Each Fund may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act or securities that are offered in an exempt non-public offering under the Act, including unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding, publicly traded equity securities of the same class (a “private investment in public equity,” or a “PIPE”). Any such security will not be considered illiquid so long as it is determined by the Adviser or Sub-Adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the Adviser or Sub-Adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund’s treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Adviser or Sub-Adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid. If a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure compliance with applicable limitations on investments in illiquid securities. The International Equity Fund also may invest in securities which may be considered to be “thinly-traded” if they are deemed to offer the potential for appreciation, but does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities.

Investment Companies

Each Fund may invest in securities issued by other investment companies, including those of affiliated investment companies. Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rule or regulations may be amended or interpreted from time to time. The Balanced Fund and LifeStyle Funds will invest substantially all of their assets in other Penn Series Funds. The Large Growth Stock and Flexibly Managed Funds also may invest cash reserves in shares of T. Rowe Price internally-managed money market funds. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses.

Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Adviser or Sub-Adviser believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index to seek to track the performance of that index.

Investment companies may include index-based investments, such as ETFs that hold substantially all of the component securities of a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Each Fund also may invest in ETFs that are actively managed to the extent such investments are consistent with its investment objective and policies.

Except for the Balanced Fund and LifeStyle Funds, each Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Investments in Debt Securities

Debt securities in which each Fund may invest include those described below.

U.S. Government Obligations. Each Fund may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. Government Agency Securities. Each Fund may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by Fannie Mae, Government National Mortgage Association, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and the remainder are supported only by the credit of the instrumentality.

Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, which are currently being operated under the conservatorship of the Federal Housing Finance Agency, there can be no assurance that it will support these in other government-sponsored enterprises in the future.

Long-Term, Medium to Lower Quality Corporate Debt Securities. Each Fund may invest in medium to lower quality corporate debt securities. The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities between 6 and 12 years. This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by S&P or Baa or lower by Moody’s, or, if not rated, are of equivalent quality as determined by the Sub-Adviser. The Flexibly Managed Fund may invest up to 15% of its assets in lower quality corporate debt securities.

Deferrable Subordinated Securities. The High Yield Bond Fund may invest in deferrable subordinated securities. Recently, securities have been issued which have long maturities and are deeply subordinated in the issuer’s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain “equity-like” features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The High Yield Bond Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund’s investment objective and program.

Additional Risks of High Yield Investing. The high yield securities in which a Fund may invest are predominantly speculative with regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which a Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of a Fund like the High Yield Bond Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. While each Sub-Adviser carefully considers these factors and attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected, and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued in accordance with a Fund’s fair valuation policies and procedures adopted by the Fund’s Board of Directors.

Investment Grade Corporate Debt Securities. Each Fund may invest in corporate debt securities of various maturities that are considered investment grade securities. The Limited Maturity Bond Fund and the Quality Bond Fund will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by S&P) or, if not rated, are of equivalent quality as determined by PMAM.

Bank Obligations. Each Fund may invest in certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

No Fund will invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of a U.S. Bank, it is a member of the Federal Deposit

Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of PMAM or the Fund’s Sub-Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Commercial Paper. Each Fund may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Canadian Government Securities. Each Fund may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars.

Savings and Loan Obligations. Each Fund may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its total assets would be invested in such securities, other illiquid securities, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Covenant-Lite Loans. Each Fund may invest in covenant-lite loans. Loan agreements, which set forth the terms of a loan and the obligations of the borrower and lender, contain certain covenants that require or prohibit certain borrower actions, including financial covenants that dictate certain minimum and maximum financial performance levels. Covenants that require the borrower to maintain certain financial metrics during the life of the loan (e.g., maintaining certain levels of cash flow and limiting leverage) are known as “maintenance covenants.” These covenants are included to permit the lender to monitor the performance of the borrower and declare an event of default if breached, allowing the lender to renegotiate the terms of the loan based upon the elevated risk levels or take other actions to help mitigate losses. Covenant lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder a Fund’s ability to reprice credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Municipal Obligations. Each Fund may invest in Municipal Obligations. The Limited Maturity Bond, Quality Bond and Large Cap Value Funds may invest in Municipal Obligations that meet such Fund’s quality standards. The two principal classifications of Municipal Obligations are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by PMAM or the Fund’s Sub-Adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.

To the extent a Fund’s assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

Foreign Debt Securities. Each Fund may invest in foreign debt securities. Subject to the particular Fund’s quality and maturity standards, the Limited Maturity Bond, Quality Bond, and High Yield Bond Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S.

dollar—denominated fixed income securities principally traded in financial markets outside the United States. The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody’s or BBB or higher by S&P or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the Adviser or Sub-Adviser. Investments in debt securities, including foreign debt securities, by the Large Cap Value Fund are subject to an aggregate limit of 10% of the Fund’s net assets. The Small Cap Growth Fund may also invest up to 15% of its assets in U.S.-traded dollar-denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar-denominated fixed income securities issued by foreign issuers.

Supranational Securities. Each Fund may invest in securities issued by supranational entities. A supranational entity is formed by two or more central governments to promote economic development for the member countries. Supranational entities finance their activities by issuing bond debt and are usually considered part of the sub-sovereign debt market. Some well-known examples of supranational entities are the World Bank, International Monetary Fund, European Investment Bank, Asian Development Bank, Inter-American Development Bank and other regional multilateral development banks. These securities are subject to varying degrees of credit risk and interest rate risk.

For information on risks involved in investing in foreign securities, see information on “Investments in Foreign Equity Securities” below.

Prime Money Market Securities. Each Fund may invest in prime money market securities, which include: U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies’ debt securities or affiliates’ debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by S&P, AAA or Prime-1 by Moody’s, or AAA by Fitch; commercial paper rated A-1 or better by S&P, Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by S&P, Moody’s, or Fitch; short-term corporate debt securities rated AAA by S&P, Moody’s, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by S&P, Moody’s, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life. The High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and Freddie Mac. GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PCS”) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan of sale of the property.

Collateralized Mortgage Obligations (CMOs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

Real Estate Mortgage Investment Conduits (REMICs). REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Asset-Backed Securities. Each Fund may invest a portion of its assets in debt obligations known as “asset-backed securities.” The High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as “pass through certificates” or “collateralized obligations.”

“Pass through certificates” are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligers on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Zero Coupon and Pay-in-Kind Bonds. Each Fund may invest in zero coupon bonds. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Each Fund may invest in pay-in-kind bonds. Pay-in-Kind (PIK) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIK instruments, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds, when held by a Fund, will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. The Fund will nonetheless be required to distribute substantially all of this gross income each year to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and such distributions could reduce the amount of cash available for investment by the Fund.

Investments in Equity Securities

Equity securities in which each Fund may invest include those described below.

Equity Securities. Equity securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, GDRs, EDRs, and interests in real estate investment trusts (“REITs”). For more information on REITs, see the section entitled “Real Estate Securities.” For more information on warrants, see the section entitled “Warrants.”

Common Stocks. Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred Stocks. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over common stock in the payment of the corporation’s assets and earnings, and the liquidation of the company. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible Securities. Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities are also rated below investment grade (“high yield securities” or “junk bonds”) or are not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a Fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Each Fund may have, from time to time, significant exposure to companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a fund’s performance than if the fund held a broader range of investments. More information about other risks associated with investments in equity securities can be found in the Funds’ Prospectus.

Initial Public Offerings. Each Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”), and may at times dispose of those shares shortly after their acquisition. A Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Depositary Receipts. ADRs, as well as other “hybrid” forms of ADRs, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form and designed for use in the European securities markets. GDRs are issued in bearer form and designated for use outside the United States.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to cooperate with the U.S. bank, update current or provide additional financial and other information to the bank or the investor, distribute shareholder communications received from the underlying issuer, or pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Master Limited Partnerships (MLPs). Each Fund may invest up to 5% of their assets in MLPs. An MLP is a limited partnership (or similar entity) in which investors buy units (“common units”) (versus shares of a corporation) and receive distributions (versus dividends). MLPs are generally registered with the SEC and publicly traded on a securities exchange or in the over-the-counter (OTC) market, with their value fluctuating predominantly based on prevailing market conditions. While the majority of MLPs own interests in businesses related to the production, infrastructure, transportation and storage of natural resources such as oil, gas, and fossil fuels, some MLPs operate in the real estate sector. With regard to U.S. federal income tax treatment, an MLP is generally treated as a pass-through entity, which means that the MLP itself is not subject to tax but its investors or “unit holders”, in calculating their tax liabilities, generally take into account their allocable shares of the MLP’s income, gain, deductions and losses, whether or not any amounts are distributed by the MLP. Distributions from an MLP to unit holders generally are not taxable unless they exceed a unit holder’s tax basis in its MLP interest. MLPs consist of a general partner and limited partners. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units. Limited partners own the remainder of the common units, and have a limited role, if any, in the MLP’s operations and management. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

There are risks related to investing in MLPs including, but not limited to, risks associated with (a) the MLP structure itself and (b) the specific industry or industries in which the MLP invests. MLPs holding interests in credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Even though the common units are typically traded on a securities exchange or in the OTC market, investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic, market, regulatory or other conditions, which could, in turn, affect the liquidity of the units themselves. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions to holders of the common units.

MLPs involve some risks that differ from an investment in the common stock of a corporation. Holders of MLP common units have limited control and voting rights on matters affecting the MLP. Holders of MLP common units are exposed to a possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP common units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s governing documents, or to take other action under the governing documents of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the statutes of that state. This liability may remain with the holder of units even after the units are sold. In addition, there are certain tax risks associated with an investment in units, and conflicts of interest exist between common interest holders and the general partner. For example, conflicts of interest may arise from incentive distribution payments paid to the general partner, or referral of business opportunities by the general partner or one of its affiliates to an entity other than the MLP. Additionally, holders of units are also exposed to the risk that they be required to repay amounts to the MLP that are wrongfully distributed to them. Furthermore, if an MLP fails to sufficiently monitor its operations so that it remains taxed as a partnership under the Internal Revenue Code, the MLP could be taxed as a corporation, which could have adverse consequences for a fund that owns units of such an MLP.

To the extent that a fund invests in energy-related companies, through its investment in MLPs, it takes on additional risks. The fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of a fund’s energy-related investments, particularly MLPs that operate in oil, gas, fossil fuels and other natural resources related businesses, including energy production, generation, processing, distribution and infrastructure.

MLPs are subject to the other risks generally applicable to interests in companies in the energy and natural resources sectors, including commodity pricing risk, supply and demand risk and depletion risk and exploration risk. There are also certain tax risks associated with investment in MLPs, including the risk that U.S. taxing authorities could challenge the tax classification of the MLPs in which the Fund invests or certain tax deductions passed through to the Fund from such MLPs. These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the MLPs and/or the value of the fund’s investment in the MLP. There can be no assurance that future changes to U.S. tax laws or tax rules would not adversely affect a fund’s investments in MLPs or the value of the fund’s shares.

Investments in Foreign Equity Securities

Each Fund may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries. Certain of the Funds have adopted limitations with respect to their investments in the equity securities of foreign issuers as follows: Large Growth Stock – 30% of total assets; Large Cap Value – 20% of total assets; Large Cap Growth – 20% of net assets; Large Core Value – 25% of total assets; Mid Cap Growth – 25% of total assets; Mid Cap Value – 25% of total assets; Mid Core Value – 10% of total assets; SMID Cap Growth – 25% of net assets; Small Cap Value – 25% of net assets; Small Cap Growth – 15% of total assets; Flexibly Managed – 25% of total assets; and Real Estate Securities – 25% of total assets. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments. Under normal circumstances, at least 80% of the Emerging Markets Equity Fund’s assets will be invested in equity securities or equity-linked instruments of issuers located in emerging market countries. Under normal circumstances, the Developed International Index Fund invests at least 80% of its net assets in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index.

A Fund’s investments in foreign securities subjects the Fund to risks that are different in some respects from those associated with an investment in a fund which invests only in securities of U.S. domestic issuers. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). The Sub-Advisers for the Small Cap Growth, Large Cap Growth, Large Core Growth, Large Core Value, Mid Core Value, Large Cap Value, Mid Cap Value, and SMID Cap Growth Funds do not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be “foreign securities.”

Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Exchange-Listed Equities via Stock Connect Program. The Emerging Markets Equity Fund may invest in exchange-listed equities through the Stock Connect program (defined below). The Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (“Stock Connect”) allow non-Chinese investors (such as a Fund) to purchase certain listed equities via brokers in Hong Kong. Although Stock Connect allows non-Chinese investors to trade Chinese equities without a license, purchases of securities through Stock Connect are subject to daily market-wide quota limitations, which may prevent a Fund from purchasing Stock Connect securities when it is otherwise advantageous to do so. An investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either China or Hong Kong, and there are trading days in China when Stock Connect investors will not be able to trade. As a result, prices of securities purchased through Stock Connect may fluctuate at times when a Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. Because Stock Connect is relatively new, its effects on the market for trading China A-shares are uncertain. In addition, the trading, settlement and IT systems required to operate Stock Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.

Stock Connect is subject to regulation by both Hong Kong and China. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. Stock Connect transactions are not covered by investor protection programs of either the Hong Kong or Shanghai and Shenzhen Stock Exchanges, although any default by a Hong Kong broker should be subject to established Hong Kong law. In China, Stock Connect securities are held on behalf of ultimate investors (such as a Fund) by the Hong Kong Securities Clearing Company Limited (“HKSCC”) as nominee. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Stock Connect securities, the law surrounding such rights is in its early stages and the mechanisms that beneficial owners may use to enforce their rights are untested and therefore pose uncertain risks. Further, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve as they do so. There is accordingly a risk that as the law is tested and developed, a Fund’s ability to enforce its ownership rights may be negatively impacted. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.

Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not utilize a special segregated account, the Fund will not be able to sell the shares on any trading day where it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While a Fund may use special segregated accounts in lieu of the pre-trade check, some market participants have yet to fully implement IT systems necessary to complete trades involving securities in such accounts in a timely manner. Market practice with respect to special segregated accounts is continuing to evolve. Investments via Stock Connect are subject to regulation by Chinese authorities. Chinese law may require aggregation of a Fund’s holdings of Stock Connect securities with securities of other clients of the Adviser for purposes of disclosing positions held in the market, acquiescing to trading halts that may be imposed until regulatory filings are completed or complying with China’s short-term trading rules.

Investments in Smaller Companies

Each Fund may invest in equity securities of small and medium capitalization companies. Small Cap Value, Small Cap Growth, SMID Cap Value, SMID Cap Growth and the Small Cap Index Funds may invest all or a substantial portion of their assets in securities issued by smaller capitalization companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

Investments in Unseasoned Companies

Each Fund may invest in the equity securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operations. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Lending of Portfolio Securities

For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any material vote. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small capitalization stocks. In addition, because recalling a security may involve expenses to a Fund, it is expected that a Fund will do so only where the items being voted upon are, in the judgment of the Adviser or Sub-Adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by PMAM or the Fund’s Sub-Adviser to be of good standing and will not be made unless, in the judgment of PMAM or the Fund’s Sub-Adviser, the consideration to be earned from such loans would justify the risk. Investing the cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

Loan Participations and Assignments

Each Fund may invest in loan participations and assignments (collectively “participations”). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries (LDC debt). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which a Fund may invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to the fundamental investment restriction prohibiting a Fund from making loans.

There may not be a liquid public market for the loan participations. Hence, a Fund may be required to consider loan participations as illiquid securities and subject them to the Fund’s restriction on investing no more than 15% of assets in securities for which there is no readily available market. The Funds would initially impose a limit of no more than 5% of total assets in illiquid loan participations. The Large Cap Growth Fund and the High Yield Bond Fund currently do not intend to invest more than 5% and 15% of their assets, respectively, in participations.

Where required by applicable SEC positions, the Funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.

Various service fees received by the Funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

Real Estate Securities

Each Fund may invest in securities of companies that are engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. Examples of companies in which a Fund may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, mortgage lenders, and companies that own, construct, finance, manage or sell commercial, industrial, or residential real estate.

REOCs are corporations that engage in the development, management or financing of real estate. REOCs are publicly traded real estate companies that are taxed at the corporate level, unlike REITs, and investments in REOCs may accordingly bear a higher overall tax burden, depending on the conduct of the REOC’s operations. The value of a Fund’s REOC securities generally will be affected by the same factors that adversely affect a REIT, which are discussed below.

Although the Funds do not invest directly in real estate, investing in securities of companies that are engaged in the real estate industry exposes the Funds to special risks associated with the direct ownership of real estate. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. Further, an investment in the Real Estate Securities Fund will be closely linked to the performance of the real estate markets.

REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general, which are discussed above. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act. By investing in REITs indirectly through a fund, shareholders will bear not only the proportionate share of the expenses of the fund, but also, indirectly, similar expenses of underlying REITs. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. REITs, especially Mortgage REITs, are subject to interest rate risk. In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. This may cause the price of REITs to decline, which may affect the price of a Fund. Higher interest rates also increase the cost of financing for property purchases and improvements and may make financing more difficult to obtain. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by Mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and Equity REITs may be affected by the ability of tenants to pay rent. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties.

Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Repurchase Agreements, Reverse Repurchase Agreements and Mortgage Dollar Rolls

Each Fund may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the “underlying security”) from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. The Limited Maturity Bond and Quality Bond Funds will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (AAA, Aa, A, or Baa by Moody’s or AAA, AA, A, or BBB by S&P), or, if not rated, of equivalent investment quality as determined PMAM. The underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the Adviser or Sub-Adviser. In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Each Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Funds generally retain the right to interest and principal payments on the security. If a Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on a Fund’s portfolio’s securities. Because a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Funds will earmark on the books of the Funds or set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

The reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which the Funds will maintain an offsetting position in short duration investment grade debt obligations. Since the Funds will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the Adviser or Sub-Adviser believes that such arbitrage transactions present lower risks to the Funds than those associated with other types of leverage.

Each Fund may invest in mortgage “dollar rolls” or “covered rolls,” which are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

Trade Claims

Each Fund may invest up to 5% of its total assets in trade claims. Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Over the last few years a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

Establishing the Amount of the Claim. Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

Defenses to Claims. The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. Preference payments are all payments made by the debtor during the 90 days prior to the bankruptcy filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business. While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

Documentation/Indemnification. Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

Volatile Pricing Due to Illiquid Market. There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Accordingly, trade claims may be illiquid investments.

No Current Yield/Ultimate Recovery. Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

Tax Issue. Investments in trade claims could affect a Fund’s ability to qualify for the favorable tax treatment available to RICs under the Internal Revenue Code. In order to qualify for such treatment, a Fund must generally derive at least 90% of its gross income from certain sources and meet certain tests as to diversification of its assets. Income and gains derived from trade claims are likely to be treated as not derived from a qualifying source. Significant investments in trade claims may also make it more difficult for a Fund to meet its asset diversification tests.

Warrants

Each Fund may invest in warrants. The Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds may, consistent with their investment objectives and policies, invest an unlimited amount in warrants. The Flexibly Managed, Large Growth Stock and High Yield Bond Funds may invest in warrants if, after such investment, no more than 10% of the value of a Fund’s net assets would be invested in warrants. The Large Cap Value, Small Cap Value, Mid Core Value, Small Cap Growth, International Equity and Quality Bond Funds may invest in warrants; however, not more than 5% of any such Fund’s assets (measured at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities

Each Fund may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. PMAM and the Sub-Advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund’s purchase of securities on a when-issued basis. The Funds will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such earmarked securities either will mature or, if necessary, be sold on or before the settlement date.

INVESTMENT RESTRICTIONS

The investment restrictions described below have been adopted as fundamental and non-fundamental policies of the respective Funds. Fundamental policies may not be changed without the approval of the lesser of: (1) 67% of a Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund’s outstanding shares. Non-fundamental policies are subject to change by the Company’s Board of Directors without shareholder approval. Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a Fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a Fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Money Market Fund

Fundamental Policies:

1. Diversification. The Fund may not purchase the securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of an issuer if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers’ acceptances.

9. Restricted or Illiquid Securities. The Fund may not purchase restricted securities, illiquid securities, or securities without readily available market quotations, or invest more than 5% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations.

Non-Fundamental Policies:

1. Equity Securities. The Fund may not purchase any common stocks or other equity securities, or securities convertible into equity securities.

2. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

3. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

5. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

6. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof.

7. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

8. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

Limited Maturity Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset-backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Debt Securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, or if unrated, determined by the Adviser to be of comparable quality.

Quality Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset-backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted Securities. The Fund may not purchase a security if, as a result, more than 15% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Short Sales and Purchases on Margin. The Fund may not purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to its policy on futures contracts below.

6. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

7. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except the Fund reserves the right to write covered call options and purchase put and call options.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

9. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

10. Warrants. The Fund may not purchase a security if, as a result, more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities.

11. Investing in Debt Securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities, or, if unrated, determined by the Adviser to be of comparably quality.

High Yield Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Equity Securities. The Fund may not invest more than 20% of the Fund’s total assets in common stocks (including up to 10% in warrants).

4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts.

5. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

6. Restricted or Illiquid Securities. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities and securities without readily available market quotations.

7. Investment Companies. The Fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act and any rules adopted thereunder or (ii) securities of T. Rowe Price internally-managed money market funds.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result, more than 5% of the Fund’s total assets would be invested in such programs.

9. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

10. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Prospectus and SAI.

11. Purchases when Borrowings Outstanding. The Fund may not purchase additional securities when money borrowed exceeds 5% of the Fund’s total assets.

12. Short Sales. The Fund may not effect short sales of securities.

13. Warrants. The Fund may not invest in warrants if, as a result, more than 10% of the value of the net assets of the Fund would be invested in warrants.

14. Investing in High Yield Bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds, income-producing convertible securities and preferred stocks that are rated below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by the Adviser.

Flexibly Managed Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3 % of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of the value of the Fund’s net assets would be invested in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities, and securities without readily available market quotations.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except (i) to the extent permitted by the 1940 Act and any rules adopted thereunder, or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of its total assets would be invested in such programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Large Growth Stock Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3 % of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to its policy on futures contracts below.

4. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

5. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options.

6. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

7. Mortgaging. The Fund may not mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

9. Investing in Large Capitalization Stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies.

Large Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Large Capitalization Stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations.

Large Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

9. Investing in Large Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies.

Index 500 Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and tax-exempt obligations of state or municipal governments and their political subdivisions securities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (v) asset-backed securities will be classified according to the underlying assets securing such securities; and (vi) the Fund may concentrate its investments to approximately the same extent that the index the Fund is designed to track concentrates in the securities of a particular industry or group of industries.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Securities Listed in the S&P 500® Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of the S&P 500® Index.

Mid Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.

Mid Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.

Mid Core Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time (the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

4. Short Sales. The Fund may not make short sales of securities or maintain a short position except to the extent permitted by applicable law.

5. Illiquid Securities. The Fund may not invest more than 15% of its net assets (at the time of investment) in illiquid securities, except for qualifying for resale under Rule 144 of the Securities Act of 1933.

6. Derivatives. The Fund may not write, purchase or sell puts, calls, straddles, spreads or combination thereof.

7. Investing in Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.

Small Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest more than 25% or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

9. Investing in Small Capitalization Companies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies.

Small Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest more than 25% or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

9. Investing in Small Capitalization Companies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies.

International Equity Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

9. Investing in Equities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants.

Real Estate Securities Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund will concentrate its investments in securities issued by companies in the real estate industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Illiquid Securities and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid or restricted securities (this restriction does not apply to any Rule 144A restricted security).

Balanced, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Developed International Index, Emerging Markets Equity, Small Cap Index, and LifeStyle Funds

Fundamental Policies:

Each of the above Funds may not:

1. Diversification. With respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (this limitation shall not prevent the Fund from purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts or from investing in securities or other instruments backed by physical commodities).

4. Borrowing. Borrow money, except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

6. Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in (4) above or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

7. Lending. Make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

8. Industry Concentration. Invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry (except that the Small Cap Index and Developed International Index Fund may purchase securities to the extent that the index the Fund is designed to track is also so concentrated1).

Non-Fundamental Policies:

Each of the above Funds may not:

1. Lending. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. Borrow money, except that each Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Illiquid Securities. Invest more than 15% of its net assets in illiquid securities.

In addition, certain of the above Funds are subject to a non-fundamental policy to invest 80% of their assets, plus the amount of any borrowings for investment purposes, pursuant to Rule 35d-1, as follows:

Large Core Growth Fund and Large Core Value Fund

4. Investing in Large Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies.

SMID Cap Growth Fund and SMID Cap Value Fund

5. Investing in Small and Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies.

Small Cap Index Fund

6. Investing in Small Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index.

Developed International Index Fund

7. Investing in International Securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index.

Emerging Markets Equity Fund

8. Investing in Emerging Market Equities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities located in emerging market countries.

[1]

Each of the Small Cap Index Fund and Developed International Index Fund will concentrate its investments in an industry or group of industries to the same extent that its underlying index concentrates in an industry or group of industries.

In addition to the restrictions set forth above each Fund of the Company may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.

Each insurance company separate account that invests in a Fund must generally meet certain diversification requirements under Section 817(h) of the Internal Revenue Code in order for the annuities and insurance contracts funded by that separate account to be treated as “annuities” or “life insurance contracts” under the Internal Revenue Code. If certain requirements are met, those separate accounts are allowed to look through a Fund in which they invest to determine whether they are adequately diversified. In order to enable separate accounts investing all of their assets in a Fund to meet the diversification requirements in regulations promulgated under Section 817(h), each Fund will use its best efforts to meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. The above diversification requirements must be met within 30 days of the end of each calendar quarter.

In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the 1940 Act, as such Rule is amended from time to time.

GENERAL INFORMATION

Investment Advisory Services

Penn Mutual Asset Management, LLC. PMAM is a registered investment adviser and a registered commodity pool operator. PMAM serves as investment adviser to each of the Funds and has served as the investment adviser of each Fund since its inception. PMAM is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. PMAM was organized in June 1989 and its office is located at 600 Dresher Road, Horsham, Pennsylvania 19044. As of December 31, 2019, PMAM serves as investment adviser for approximately $28.5 billion of investment assets.

PMAM performs day-to-day portfolio management services for the Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Balanced, and LifeStyle Funds (collectively, the “PMAM-Managed Funds”). See “INVESTMENT ADVISER” in the Prospectus for information regarding PMAM and investment advisory and portfolio management services provided to the Funds by PMAM. Each Fund pays PMAM, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the annual rates listed in the table below.

NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Money Market Fund	0.33% of the first $200,000,000; 0.31% of the next $150,000,000; 0.29% of the next $150,000,000; 0.27% over $500,000,000.
Limited Maturity Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Quality Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
High Yield Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Flexibly Managed Fund	0.72% of the first $500,000,000; 0.70% of the next $2,000,000,000; 0.68% of the next $1,500,000,000; 0.65% of the next $1,000,000,000; 0.62% over $5,000,000,000.

NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Growth Stock Fund	0.72% of the first $250,000,000; 0.68% of the next $250,000,000; 0.65% over $500,000,000.
Large Cap Value Fund	0.67% of the first $150,000,000; 0.65% over $150,000,000.
Index 500 Fund	0.14% of the first $150,000,000; 0.13% of the next $150,000,000; 0.12% over $300,000,000.
Mid Cap Growth Fund	0.70%
Mid Cap Value Fund	0.55% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; 0.425% over $1,500,000,000.
Small Cap Growth Fund	0.80% of the first $25,000,000; 0.75% of the next $25,000,000; 0.70% over $50,000,000.
Small Cap Value Fund	0.75% of the first $50,000,000; 0.725% of the next $50,000,000; 0.70% over $100,000,000.
International Equity Fund	0.83% of the first $227,000,000; 0.75% over $227,000,000.
Large Cap Growth Fund	0.55%
Mid Core Value Fund	0.69%
Real Estate Securities Fund	0.70%
Large Core Growth Fund	0.60%
Large Core Value Fund	0.67% of the first $150,000,000; 0.65% of the next $250,000,000; 0.60% over $400,000,000.
SMID Cap Growth Fund	0.75%
SMID Cap Value Fund	0.84%
Emerging Markets Equity Fund	0.92%
Small Cap Index Fund	0.30%
Developed International Index Fund	0.30%
Balanced Fund	0.00%
Aggressive Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Aggressive Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderate Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Conservative Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Conservative Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.

In addition, PMAM provides investment advisory services to the Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Value, Small Cap Growth, International Equity, Real Estate Securities, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and Developed International Index Funds (collectively, the “Sub-Advised Funds”) through Sub-Advisers that are selected to manage the Funds. Each Sub-Advised Fund’s Sub-Adviser, listed below, performs day-to-day investment management services for its Sub-Advised Fund(s). PMAM remains responsible for the performance of the Funds, and oversees each Sub-Adviser to monitor compliance with the Fund’s investment policies and guidelines and adherence to its investment style. See “INVESTMENT ADVISER—Manager of Managers Structure” in the Prospectus. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to each Sub-Advised Fund. PMAM pays each Sub-Adviser, on a monthly basis, a sub-advisory fee based on the average daily net assets of each Fund at the annual rates listed in the table below.

NAME OF FUND	NAME OF SUB-ADVISER	SUB-ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Cap Value Fund	AllianceBernstein L.P.	0.29% of the first $150,000,000; 0.25% over $150,000,000.
SMID Cap Value Fund	AllianceBernstein L.P.	0.80% of the first $10,000,000; 0.65% of the next $40,000,000; 0.55% over $50,000,000.
Mid Core Value Fund	American Century Investment Management, Inc.	0.42% of the first $150,000,000; 0.40% over $150,000,000.
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	0.38% of the first $100,000,000; 0.25% over $100,000,000.
Large Core Value Fund	Eaton Vance Management	0.35% of the first $150,000,000; 0.30% of the next $250,000,000; 0.25% over $400,000,000.
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.[1]	0.62% of the first $50,000,000; 0.60% of the next $50,000,000; 0.59% over $100,000,000.
SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.[1]	0.44% of the first $50,000,000; 0.42% of the next $50,000,000; 0.40% over $100,000,000.
Mid Cap Growth Fund	Ivy Investment Management Company	When Fund assets do not exceed $800,000,000: 0.40% of the first $150,000,000; 0.35% of the next $150,000,000; 0.33% of the next $300,000,000; 0.30% of the next $200,000,000.	When Fund assets exceed $800,000,000: 0.30% (including assets at and below $800,000,000)
Small Cap Growth Fund	Janus Capital Management LLC	0.55%
Large Cap Growth Fund	Massachusetts Financial Services Company	0.40%
Large Core Growth Fund	Morgan Stanley Investment Management Inc.	0.40% of the first $100,000,000; 0.38% over $100,000,000.
Mid Cap Value Fund	Neuberger Berman Investment Advisers LLC	0.37%
Small Cap Index Fund	SSGA Funds Management, Inc.	0.08% of the first $50,000,000; 0.06% of the next $50,000,000; 0.04% over $100,000,000.
Developed International Index Fund	SSGA Funds Management, Inc.	0.15% of the first $50,000,000; 0.10% of the next $50,000,000; 0.05% over $100,000,000.
Index 500 Fund	SSGA Funds Management, Inc.	0.05% of the first $150,000,000; 0.04% of the next $150,000,000; 0.02% over $300,000,000.

NAME OF FUND	NAME OF SUB-ADVISER	SUB-ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Flexibly Managed Fund	T. Rowe Price Associates, Inc.[2]

When Fund assets do not exceed
$500,000,000:

0.50% of the first $250,000,000;

0.40% over $250,000,000. When Fund assets exceed

    $2,000,000,000, but do
    not exceed $3,000,000,000:

0.40% of the first $500,000,000;

0.35% over $500,000,000.

When Fund assets
exceed $500,000,000, but do not exceed $2,000,000,000:

0.40% of the first $1,000,000,000;

0.35% over $1,000,000,000.

When Fund assets exceed $3,000,000,000:

0.35%

(including assets at and below $3,000,000,000)

Large Growth Stock Fund	T. Rowe Price Associates, Inc.[2]	When Fund assets do not exceed $1,000,000,000: 0.40% of the first $250,000,000; 0.375% of the next $250,000,000; 0.35% over $500,000,000.	When Fund assets exceed $1,000,000,000: 0.35% of the first $1,000,000,000; 0.325% over $1,000,000,000.
Emerging Markets Equity Fund	Vontobel Asset Management, Inc.	[ ]%
International Equity Fund	Vontobel Asset Management, Inc.	0.42% of the first $227,000,000; 0.35% over $227,000,000.

[1]	Goldman Sachs Asset Management, L.P. is wholly-owned by The Goldman Sachs Group, Inc.

[2]

T. Rowe Price Associates, Inc. (“T. Rowe Price”) has agreed to waive its monthly compensation due it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for each of the Flexibly Managed Fund and Large Growth Stock Fund by the following percentages based on the combined average daily net assets of the Funds, and certain other Penn Mutual accounts sub-advised by T. Rowe Price:

Combined Asset Levels	Percentage Fee Waiver
Between $750,000,000 and $1,500,000,000	5% fee reduction
Between $1,500,000,000 and $3,000,000,000	7.5% fee reduction
Above $3,000,000,000	10% fee reduction

For fiscal years 2019, 2018 and 2017, the advisory fees waived and the advisory fees paid to PMAM by each Fund were as follows:

	Advisory Fees Waived			Advisory Fees Paid[1]
Fund	2019	2018	2017	2019	2018	2017
Money Market Fund[2]		$0	$5,100		$304,022	$335,797
Limited Maturity Bond Fund		0	0		1,080,321	961,964
Quality Bond Fund		0	0		2,010,824	2,244,018
High Yield Bond Fund		0	0		821,828	957,982
Flexibly Managed Fund		0	0		27,168,518	26,063,355
Balanced Fund		N/A	N/A		N/A	N/A
Large Growth Stock Fund		0	0		2,268,359	2,086,548
Large Cap Growth Fund		0	0		323,337	283,955
Large Core Growth Fund		0	0		781,269	686,484
Large Cap Value Fund		0	0		1,298,556	1,351,526
Large Core Value Fund		0	0		1,372,404	1,313,046
Index 500 Fund		0	0		623,142	595,901
Mid Cap Growth Fund		0	0		881,040	789,645
Mid Cap Value Fund		0	0		949,322	965,506
Mid Core Value Fund		0	0		671,984	687,583
SMID Cap Growth Fund[3]		0	0		507,449	451,816
SMID Cap Value Fund		0	0		782,564	749,582
Small Cap Growth Fund		0	0		781,797	702,249
Small Cap Value Fund		0	0		1,813,698	1,768,517
Small Cap Index Fund		0	0		246,306	230,783
Developed International Index Fund		0	0		336,403	325,984
International Equity Fund		0	0		2,879,791	3,081,806
Emerging Markets Equity Fund[4]		0	0		1,558,723	1,787,212
Real Estate Securities Fund		0	0		893,271	976,062
Aggressive Allocation Fund		0	0		87,449	81,275
Moderately Aggressive Allocation Fund		0	0		295,778	302,617
Moderate Allocation Fund		0	0		377,119	392,796
Moderately Conservative Allocation Fund		0	0		115,158	118,296
Conservative Allocation Fund		0	0		70,160	69,154

[1]	“Advisory Fees Paid” reflect the gross amount of advisory fees paid and do not reflect amounts waived, as reported under “Advisory Fees Waived.”

[2]	During the fiscal year ended December 31, 2017, PMAM recovered previously waived advisory fees of $268,717 for the Money Market Fund.

[3]	During the fiscal year ended December 31, 2017, PMAM recovered previously waived advisory fees of $3,213 for the SMID Cap Growth Fund.

For fiscal years 2019, 2018 and 2017, the fees paid by PMAM to each of the Fund’s sub-advisers were as follows:

Fund	Sub-Adviser	2019	2018	2017
High Yield Bond Fund[1]	T. Rowe Price Associates, Inc.		$212,677	$645,178
Flexibly Managed Fund	T. Rowe Price Associates, Inc.		12,777,092	12,250,076
Large Growth Stock Fund	T. Rowe Price Associates, Inc.		1,184,946	1,091,220
Large Cap Growth Fund	Massachusetts Financial Services Company		235,154	206,513
Large Core Growth Fund	Morgan Stanley Investment Management, Inc.		514,804	454,773
Large Cap Value Fund[2]	AllianceBernstein, L.P. (10/1/18 - 12/31/19)		133,399	N/A
	Loomis, Sayles & Company, L.P. (1/1/17 - 9/30/18)		414,507	568,279
Large Core Value Fund	Eaton Vance Management		694,571	667,175
Index 500 Fund	SSGA Funds Management, Inc.		171,357	166,817
Mid Cap Growth Fund	Ivy Investment Management Company		503,452	451,226
Mid Cap Value Fund	Neuberger Berman Investment Advisers LLC		742,197	754,850
Mid Core Value Fund	American Century Investment Management, Inc.		419,990	429,739
SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.		294,172	263,017
SMID Cap Value Fund	AllianceBernstein, L.P.		577,393	576,443
Small Cap Growth Fund	Janus Capital Management LLC		584,804	522,303
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.		1,724,327	1,682,373
Small Cap Index Fund	SSGA Funds Management, Inc.		59,261	56,157
Developed International Index Fund	SSGA Funds Management, Inc.		131,038	129,331
International Equity Fund	Vontobel Asset Management, Inc.		1,490,708	1,605,669
Emerging Markets Equity Fund[3]	Morgan Stanley Investment Management, Inc.		1,050,444	1,204,399
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.		469,025	498,594

[1]	Effective May 1, 2018, upon the termination of T. Rowe Price Associates, Inc. as the Fund’s sub-adviser, PMAM assumed the day-to-day management of the High Yield Bond Fund.

[2]	Effective October 1, 2018, AllianceBernstein L.P. replaced Loomis, Sayles & Company, L.P. as the Fund’s sub-adviser.

[3]	Effective [May 1, 2020], Vontobel Asset Management, Inc. replaced Morgan Stanley Investment Management, Inc. as the Fund’s sub-adviser.

Portfolio Managers

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own (if any), and how they are compensated.

Penn Mutual Asset Management, LLC: Adviser to the PMAM-Managed Funds.

Compensation. The PMAM portfolio managers are compensated directly by PMAM. The compensation paid to the PMAM portfolio managers is determined based upon two components. The first component is base salary, which is fixed and reviewed annually. The second component of compensation is in the form of a bonus based upon a multiple of base salary and tied to specific measures of profitability goals, sales goals and expense management goals of Penn Mutual.

Fund Shares Owned by Portfolio Managers. As of December 31, 2019, no PMAM portfolio manager beneficially owned shares of the Funds that he managed.

Other Accounts. In addition to certain of the PMAM-Managed Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2019.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mark Heppenstall		$		$		$
Zhiwei Ren		$		$		$
Greg Zappin		$		$		$

*	With respect to the Other Pooled Investment Vehicles, approximately $ million in assets was subject to performance-based advisory fees.

Conflicts of Interest. The Portfolio Managers manage multiple accounts, including the PMAM-Managed Funds. The Portfolio Managers make decisions for each portfolio taking into account the investment objectives, policies, guidelines and other relevant considerations that are applicable to that portfolio. PMAM believes that its written policies and procedures are reasonably designed to minimize potential conflicts of interest and to prevent material conflicts of interest that may arise when managing portfolios for multiple accounts with similar investment objectives. Certain PMAM portfolio managers may also manage the assets of the general account of Penn Mutual and its affiliate insurance companies. PMAM’s policies and procedures provide that the trading of insurance accounts will be performed in a manner that does not give an improper advantage to those accounts to the detriment of any other account managed by PMAM.

PMAM does not believe that any material conflicts of interest exist in connection with the Portfolio Managers’ management of the investments of the PMAM-Managed Funds and the investments of the Other Accounts referenced in the table above.

AllianceBernstein L.P. (“AllianceBernstein”): Sub-Adviser to the Large Cap Value Fund and SMID Cap Value Fund

Compensation. AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for the firm’s clients, including shareholders of the mutual funds we sponsor. Except as described below and in the statements of additional information disclosed by the funds, investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, and compensation is not tied directly to the level or change in level of assets under management.

AllianceBernstein investment professionals receive base compensation, incentive compensation and contributions to AllianceBernstein’s 401(k) plan. Part of the annual incentive compensation is normally paid in the form of a cash bonus and part through an award under the firm’s Incentive Compensation Award Plan. These deferred Plan awards vest over a four-year period and are forfeited if the employee resigns and then competes with the firm. Deferred awards are in the form of restricted grants of AllianceBernstein’s Master Limited Partnership Units, although award recipients have the ability to receive a portion of their awards (no more than half up to a certain cap) in deferred cash.

Total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance. Qualitative factors are driven by portfolio managers’ contributions to the investment process and client success.

The quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the Prospectus and versus peers over one-, three- and five-year calendar periods—with more weight given to longer time periods. Peer groups are chosen by investment CIOs, who consult with the Product Management team to identify products most similar to our investment style and most relevant within the asset class.

The qualitative component incorporates the manager’s contribution to the overall investment process and our clients’ success. Among the important aspects are: thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong talent pool, mentoring newer investment professionals, and being a good corporate citizen. AllianceBernstein emphasizes four behavioral competencies—relentlessness, ingenuity, team orientation and accountability—that support our mission to be the most trusted advisor to our clients.

Other factors can play a part in determining portfolio managers’ compensation, including complexity of investment strategies managed, volume of assets managed and experience. Assessments of investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm.

Fund Shares Owned by Portfolio Managers. The portfolio managers of the Large Cap Value Fund did not beneficially own any shares of the Fund as of December 31, 2019. The portfolio managers of the SMID Cap Value Fund did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2019.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James MacGregor		$		$		$
Frank Caruso		$		$		$
John Fogarty		$		$		$
Vinay Thapar		$		$		$
Erik Turenchalk		$		$		$

Conflicts of Interests.

Investment Professional Conflict of Interest Disclosure. As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

American Century Investment Management, Inc. (“American Century”): Sub-Adviser to the Mid Core Value Fund

Compensation. American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2019, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.

Base Salary. Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance of mutual funds a portfolio manager manages. Bonus payments are determined by a combination of factors. One factor is mutual fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- , three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The investment performance of the relevant American Century fund is measured, in part, relative to the performance of the Russell Midcap® Value Index. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Fund. If the performance of a similarly managed account is considered for purposes of compensation, it is measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group). Performance of the Fund is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century funds managed according to one of the following investment styles: global growth equity, global value equity, disciplined equity, global fixed income, and multi-asset strategies. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three-, and five- year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios. The American Century ETFs are not included in a product group composite.

A portion of portfolio managers’ bonuses may also be tied to management of ETFs, profitability, or individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans. Portfolio managers are eligible for grants of restricted stock of American Century Companies, Inc. (“ACC”). These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans. Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The following table reflects the accounts managed by the portfolio managers as of December 31, 2019.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Phillip N. Davidson		$		$		$
Michael Liss		$		$		$
Kevin Toney		$		$		$
Brian Woglom		$		$		$

Conflicts of Interest. Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, global growth equity, global value equity, global fixed income and multi-asset strategies. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (global growth equity, global value equity, and disciplined equity), meaning that access to information regarding any portfolio’s transactional activities is only available to team members of the investment discipline that manages such portfolio. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”): Sub-Adviser to the Real Estate Securities Fund

Compensation. Compensation of portfolio managers and other investment professionals is comprised of: (1) a base salary, (2) an annual cash bonus and (3) long-term stock-based compensation consisting generally of restricted stock units of Cohen & Steers, Inc. (“CNS”), the parent company of Cohen & Steers. All employees, including the portfolio managers and other investment professionals, also receive certain retirement, insurance and other benefits. Compensation is reviewed on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are effective the January following the fiscal year-end of CNS. Compensation for the portfolio managers is determined by evaluating four primary components, in order of emphasis: (1) investment performance, (2) leadership and collaboration, (3) team level revenue changes and (4) the firm’s financial results. The investment performance evaluation is based on the team’s excess returns versus a representative benchmark and, where available, on the percentile rankings relative to an institutional peer group and percentile rankings relative to a retail peer group. The performance metrics are on a pre-tax and pre-expense basis and are reviewed for both the one- and three-year periods, with a greater weight given to the three-year period. The benchmark and peers which most represent the investment strategy are used in evaluating performance. For portfolio managers responsible for multiple funds and other accounts, performance is evaluated on an aggregate basis. Leadership and collaboration are evaluated through a qualitative assessment. The qualitative factors considered for evaluating leadership include, among others, process and innovation, team development, thought leadership, client service and cross team cooperation. A final factor is based on portfolio managers’ ownership level in the funds they manage.

On an annual basis, the performance metrics and leadership factors are aggregated to produce a quantitative assessment of the portfolio manager and investment team. This assessment is considered alongside calendar year over year changes in a strategy’s advisory fees earned, the operating performance of Cohen & Steers and CNS, and market factors to determine appropriate levels for salaries, bonuses and stock-based compensation. Base compensation for portfolio managers are fixed and vary in line with the portfolio manager’s seniority and position with the firm. Cash bonuses and stock based compensation may fluctuate significantly from year-to-year, based on this framework.

Cohen & Steers has a negligible number of accounts with performance based fees, and although portfolio managers do not directly receive a portion of these fees, performance based fees may contribute to the overall profitability of Cohen & Steers.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2019.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Thomas Bohjalian		$		$		$
Jason Yablon		$		$		$

Conflicts of Interests. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the Fund may invest or that may pursue a strategy similar to one of the Fund’s strategies, Cohen & Steers has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to Cohen & Steers. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, Cohen & Steers strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), for equity strategies it is the general policy of Cohen & Steers to allocate investment ideas pro rata to all accounts with the same primary investment objective, except where an allocation would not produce a meaningful position size. Cohen & Steers generally attempts to allocate orders for the same fixed income security on a pro rata basis among participating eligible accounts. Purchases and sales of fixed income securities, including new issues (and other limited investment opportunities) may differ from a pro-rata allocation based on the investment objective, guideline restrictions, the benchmark and characteristics of the particular account. When determining which accounts will participate in a block trade, Cohen & Steers also takes into consideration factors that may include duration, sector and/or issuer weights relative to benchmark, cash flows/liquidity needs, style, maturity and credit quality. In addition, if the allocation process results in a very small allocation, or if there are minimum security requirements that are not achieved at our targeted position size, these amounts can be reallocated to other clients. To reach desired outcomes with regards to portfolio characteristics, certain portfolios may hold different securities with substantially similar investment characteristics to achieve that end, such that comparable risk positioning, in accordance with guidelines and mandates, is realized over time. In addition, each Fund, as a registered investment company, is subject to different regulations than certain of the other accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as other accounts.

Certain of the portfolio managers may from time to time manage one or more accounts in which Cohen & Steers and its affiliated companies holds a substantial interest (the “CNS Accounts”). Certain securities held and traded in the CNS Accounts also may be held and traded in one or more client accounts. It is the policy of Cohen & Steers however not to put the interests of the CNS Accounts ahead of the interests of client accounts. Cohen & Steers may aggregate orders of client accounts with those of the CNS Accounts; however, under no circumstances will preferential treatment be given to the CNS Accounts. For all orders involving the CNS Accounts, purchases or sales will be allocated prior to trade placement, and orders that are only partially filled will be allocated across all accounts in proportion to the shares each account, including the CNS Accounts, was designated to receive prior to trading. As a result, it is expected that the CNS Accounts will receive the same average price as other accounts included in the aggregated order. Shares will not be allocated or re-allocated to the CNS Accounts after trade execution or after the average price is known. In the event so few shares of an order are executed that a pro-rata allocation is not practical, a rotational system of allocation may be used; however, the CNS Accounts will never be part of that rotation or receive shares of a partially filled order other than on a pro-rata basis.

Because certain CNS Accounts are managed with a cash management objective, it is possible that a security will be sold out of the CNS Accounts but continue to be held for one or more client accounts. In situations when this occurs, such security will remain in a client account only if Cohen & Steers, acting in its reasonable judgment and consistent with its fiduciary duties, believes this is appropriate for, and consistent with the objectives and profile of, the client account.

Certain accounts managed by Cohen & Steers may compensate Cohen & Steers using performance-based fees. Orders for these accounts will be aggregated, to the extent possible, with any other account managed by Cohen & Steers, regardless of the method of compensation. In the event such orders are aggregated, allocation of partially-filled orders will be made on a pro-rata basis in accordance with pre-trade indications. An account’s fee structure is not considered when making allocation decisions.

Certain of the portfolio managers may from time to time manage portfolios used in a unified managed account programs or other model portfolio arrangements (collectively, “Model Portfolios”) offered by various sponsors and/or other non-Cohen & Steers investment advisors. In connection with these Model Portfolios, portfolio managers provide investment recommendations in the form of model portfolios to a third party, who is responsible for executing trades for participating client accounts. Cohen & Steers maintains procedures designed to deliver portfolios on a fair and equitable basis. Trades for Cohen & Steers discretionary managed accounts, including the Funds, are worked contemporaneously with the delivery of updated model information. The Model Portfolios may achieve a security weighting ahead of or after the weighting achieved in our Funds.

Finally, the structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus compensation.

Cohen & Steers adopted certain compliance procedures that are designed to address the above conflicts as well as other types of conflicts of interests. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Eaton Vance Management (“Eaton Vance”): Sub-Adviser to the Large Core Value Fund

Compensation. Compensation paid by Eaton Vance to its portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, (3) annual non-cash compensation consisting of options to purchase shares of Eaton Vance Corp.’s nonvoting common stock and/or restricted shares of Eaton Vance Corp.’s nonvoting common stock that generally are subject to a vesting schedule, and (4) (for equity portfolio managers) a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all Eaton Vance employees. Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of Eaton Vance Corp.

Methods to Determine Compensation. Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the Prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio (Sharpe Ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. Performance is evaluated on a pre-tax basis. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

A portion of the compensation payable to Eaton Vance’s equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys, and utilizes survey data as a factor in determining salary, bonus, and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses, and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2019.

Name	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Aaron S. Dunn, CFA(1)		$			$			$
Edward J. Perkin(1)		$			$			$
Bradley Galko	0		$0	0		$0	0		$0

(1)

This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. These assets managed may include assets advised on a nondiscretionary or model basis.

Conflicts of Interests. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Eaton Vance’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Goldman Sachs Asset Management, L.P. (“GSAM”): Sub-Adviser to the Small Cap Value Fund and the SMID Cap Growth Fund

Compensation. GSAM compensates the Funds’ portfolio managers.

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers may be rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.

The benchmark for the Small Cap Value Fund is the Russell 2000® Value Index. The benchmark for the SMID Cap Growth Fund is the Russell 2500® Growth Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation. In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Fund Shares Owned by Portfolio Managers. The portfolio managers of the Small Cap Value Fund did not beneficially own any shares of the Fund as of December 31, 2019. The portfolio managers of the SMID Cap Growth Fund did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2019.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts(1)
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Sally Pope Davis		$		$		$
Robert Crystal		$		$		$
Sean A. Butkus, CFA		$		$		$
Steven M. Barry		$		$		$
Jessica Katz		$		$		$
Gregory Tuorto		$		$		$

[1]	[ ] Other Account with total assets of $ million had performance-based advisory fees.

Conflicts of Interests. GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a bank holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Small Cap Value Fund and the SMID Cap Growth Fund or limit the Funds’ investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and high-net-worth individuals. As such, it acts as an investment banker, research provider, investment manager, financier, advisor, market maker, prime broker, derivatives dealer, lender, counterparty, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests, in the global fixed income, currency, commodity, equities, bank loan and other markets and the securities and issuers in which the Funds may directly and indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. As manager of the Small Cap Value Fund and the SMID Cap Growth Fund, GSAM receives sub-advisory fees from the Adviser in connection with its management of each Fund’s assets. In addition, GSAM’s affiliates may earn fees from relationships with the Small Cap Value Fund and the SMID Cap Growth Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs may still receive significant compensation from a Fund even if its shareholders lose money. Goldman Sachs and its affiliates engage in trading and advise accounts and funds which have investment objectives similar to those of the Small Cap Value Fund and the SMID Cap Growth Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as each Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Small Cap Value Fund and the SMID Cap Growth Fund. The results of the Small Cap Value Fund’s and the SMID Cap Growth Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, a Fund may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact a Fund. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Small Cap Value Fund and the SMID Cap Growth Fund. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by a Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend the Small Cap Value Fund or the SMID Cap Growth Fund or who engage in transactions with or for a Fund.

For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.

Ivy Investment Management Company (“Ivy”): Sub-Adviser to the Mid Cap Growth Fund

Compensation. Ivy believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual’s level of experience and responsibility. In its consideration of an employee’s base salary, Ivy reviews industry specific information regarding compensation in the investment management industry, including data regarding years of experience, asset style managed, etc. Executive management of Ivy is responsible for setting the base salary and for its on-going review; b) an attractive bonus structure summarized below; c) eligibility for a stock incentive plan in shares of Waddell & Reed Financial, Inc. that rewards teamwork (awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent). All portfolio managers are eligible for restricted stock awards and/or cash-settled restricted stock unit awards. If such awards are granted, they will vest over a period of four years, with the first vesting to take place either one or two years after the date of the award, depending on the type of award granted; and d) to the extent a portfolio manager also manages institutional separate accounts, a percentage of the revenues earned, on behalf of such accounts, by Ivy. Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager can receive. The primary benchmark is the portfolio manager’s percentile ranking against the performance of managers of the same investment style at other firms over one-year, three-year and five-year periods. The secondary benchmark is an index with an investment style substantially similar to that of the portfolio. Non-quantitative factors (which may include, but are not limited to, individual performance, risk management, teamwork, financial measures and consistency of contribution to the firm) also are considered. For truly exceptional results, bonuses can be multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios of similar investment style are taken into account in determining bonuses. With limited exceptions, 30% of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses is deemed invested in one or more mutual funds managed by Ivy, with a minimum of 50% of the deferred bonus required to be deemed invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being deemed invested in mutual funds managed by Ivy, Waddell & Reed Financial, Inc.’s 401(k) plan offers mutual funds managed by Ivy as investment options. No compensation payable to portfolio managers is based upon the amount of the mutual fund assets under management.

Portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Ivy employees.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2019.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kimberly A. Scott		$		$		$
Nathan A. Brown		$		$		$

Conflicts of Interests. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Ivy seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund might outperform the securities selected for the Fund. Ivy seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to Ivy’s Allocation Procedures.

Ivy and the Ivy Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address certain types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Janus Capital Management LLC (“Janus”): Sub-Adviser to the Small Cap Growth Fund

Compensation. The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation:

Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation:

Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson (“JHG”) stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant JHG stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2019.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jonathan D. Coleman, CFA		$		$		$
Scott Stutzman		$		$		$

(1)	[ ] of the accounts included in the total, consisting of $ million of the total assets in the category, has a performance-based advisory fee.

Conflicts of Interest. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Fund. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Fund or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or portfolio manager’s family members) may beneficially own or transact in the same securities as those held in a Fund’s portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Fund.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Fund.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Fund and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Fund, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” to the Fund.

Massachusetts Financial Services Company (“MFS”): Investment Sub-Adviser to the Large Cap Growth Fund

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2019, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary — Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2019, the following benchmark was used to measure the portfolio managers’ performance for the Fund: Russell 1000® Growth Index.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan—Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Fund Shares Owned by Portfolio Manager. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts managed or sub-advised by MFS or an affiliate, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The following table reflects the accounts managed by the portfolio managers as of December 31, 2019.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jeffrey Constantino		$		$		$
Joseph Skorski		$		$		$

Conflicts of Interests. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

Morgan Stanley Investment Management Inc. (“MSIM”): Sub-Adviser to the Large Core Growth Fund

Portfolio Manager Compensation Structure

Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to MSIM employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.

Incentive compensation may include:

•	Cash Bonus.

•	Deferred Compensation:

•

A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

•

IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the Advisor’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM. Portfolio managers are required to notionally invest a minimum of 25% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

•

Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Company, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the Firm’s consolidated financial results, constitutes a violation of the Firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

MSIM compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

•	Revenue and profitability of the business and/or each fund/accounts managed by the portfolio manager

•	Revenue and profitability of the Firm

•	Return on equity and risk factors of both the business units and Morgan Stanley

•	Assets managed by the portfolio manager

•	External market conditions

•	New business development and business sustainability

•	Contribution to client objectives

•

The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods.

•	Individual contribution and performance

Further, the Firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

Fund Shares Owned by Portfolio Managers. The portfolio managers of the Large Core Growth Fund did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2019.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Dennis P. Lynch		$		$		$
David S. Cohen		$		$		$
Sam G. Chainani		$		$		$
Alexander T. Norton		$		$		$
Jason C. Yeung		$		$		$
Armistead B. Nash		$		$		$

Of these other accounts, [        ] accounts with approximately $         million in assets had performance-based fees.

Potential Conflicts of Interests. MSIM and/or its affiliates (together “Morgan Stanley”) provide a broad array of discretionary and non-discretionary investment management services and products for institutional accounts and individual investors. In addition, Morgan Stanley is a diversified global financial services firm that engages in a broad spectrum of activities including financial advisory services, asset management activities, sponsoring and managing private investment funds, engaging in broker-dealer transactions and other activities. Investors should be aware that there will be occasions when Morgan Stanley may encounter potential conflicts of interest in connection with its investment management services.

Other Accounts. In addition to responsibilities with respect to the management and investment activities of the Fund, MSIM and its affiliates may have similar responsibilities with respect to various other existing and future pooled investment vehicles and client accounts. Such other private investment funds, registered investment companies and any other existing or future pooled investment vehicles and separately managed accounts advised or managed by MSIM or any of its affiliates are referred to in this Statement of Additional Information collectively as the “Other Accounts.” The existence of such multiple vehicles and accounts necessarily creates a number of potential conflicts of interest.

Investment Activities of the Fund and Other Accounts. In the course of providing investment advisory or other services to Other Accounts, MSIM and its affiliates might come into possession of material, nonpublic information that affects MSIM’s ability to buy, sell or hold Fund investments. In addition, affiliates of MSIM might own, and effect transactions in, securities of companies which MSIM and/or its affiliates cover in investment research materials or to whom affiliates of MSIM provide investment banking services or make a market in such securities, or in which MSIM, its affiliates and their respective shareholders, members, managers, partners, directors, officers and employees have positions of influence or financial interests. As a result, such persons might possess information relating to such securities that is not known to the individuals of MSIM responsible for managing the Fund’s investments, or might be subject to confidentiality or other restrictions by law, contract or internal procedures.

The terms under which MSIM and its affiliates provide management and other services to Other Accounts may differ significantly from those applicable to the Fund. In particular, arrangements with certain Other Accounts might provide for MSIM and its affiliates to receive fees that are higher than the Advisory Fees payable by shareholders of the Fund. MSIM does not receive performance-based compensation in respect of its investment management activities on behalf of the Fund, but may simultaneously manage Other Accounts for which MSIM receives greater fees or other compensation (including performance-based fees or allocations) than it receives in respect of the Fund, which may create a conflict of interest.

Potential conflicts also may arise due to the fact that certain securities or instruments may be held in some Other Accounts but not in the Fund, or certain Other Accounts may have different levels of holdings in certain securities or instruments than those of the Fund. In addition, MSIM or its affiliates may give advice or take action with respect to the investments of one or more Other Accounts that may not be given or taken with respect to the Fund or Other Accounts with similar investment programs, objectives, and strategies. Accordingly, the Fund and Other Accounts with similar strategies may not hold the same securities or instruments or achieve the same performance. MSIM and its affiliates also may advise Other Accounts with conflicting programs, objectives or strategies. Different clients, including funds advised by MSIM or an affiliate, may invest in different classes of securities of the same issuer, depending on the respective client’s investment objectives and policies. As a result, MSIM and its affiliates may at times seek to satisfy their fiduciary obligations to certain Other Accounts owning one class of securities of a particular issuer by pursuing or enforcing rights on behalf of such Other Accounts with respect to such class of securities, and those activities may have an adverse effect on the Fund or certain Other Accounts, which may own a different class of securities of such issuer.

Allocation of Investment Opportunities between Fund and Other Accounts. MSIM expects to conduct the Fund’s investment program in a manner that is similar to the investment programs of certain of the Other Accounts, particularly where the investment objectives and policies of Other Accounts overlap (in whole or in part) with those of the Fund. However, there are or are expected to be differences among the Fund and the Other Accounts with respect to investment objectives, investment strategies, investment parameters and restrictions, portfolio management personnel, tax considerations, liquidity considerations, legal and/or regulatory considerations, asset levels, timing and size of investor capital contributions and withdrawals, cash flow considerations, available cash, market conditions and other criteria deemed relevant by MSIM and its affiliates (the nature and extent of the differences will vary from fund to fund). Furthermore, MSIM may manage or advise multiple Accounts (including Other Accounts in which Morgan Stanley and its personnel have an interest) that have investment objectives that are similar to the Fund and that may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Fund. This creates potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited.

Notwithstanding these differences, there may be circumstances where the Fund and all Other Accounts participate in parallel investment transactions at the same time and on the same terms. MSIM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and any Other Account. To the extent that MSIM seeks to acquire the same security at the same time for more than one client account, it may not be possible to acquire a sufficiently large quantity of the security, or the price at which the security is obtained for clients may vary. Similarly, clients may not be able to obtain the same price for, or as large an execution of, an order to sell a particular security when MSIM is trading for more than one account at the same time. If MSIM manages accounts that engage in short sales of securities of the type in which the Fund invests, MSIM could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

Transactions with Affiliates. MSIM might purchase securities from underwriters or placement agents in which an affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. MSIM will not purchase securities on behalf of the Fund from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by MSIM on behalf of the Fund from an affiliate acting as a placement agent must meet the requirements of applicable law.

Furthermore, Morgan Stanley may face conflicts of interest when the Fund uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.

Neuberger Berman Investment Advisers LLC (“Neuberger Berman”): Sub-Adviser to the Mid Cap Value Fund

Compensation. Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing its employees. Neuberger Berman is also focused on creating a compensation process that it believes is fair, transparent, and competitive with the market.

Compensation for portfolio managers consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. Certain portfolio managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a portfolio manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions. The percentage of revenue a portfolio manager receives pursuant to this arrangement will vary based on certain revenue thresholds.

The terms of Neuberger Berman’s long-term retention incentives are as follows:

Employee-Owned Equity. Certain employees (primarily senior leadership and investment professionals) participate in NB’s equity ownership structure, which was designed to incentivize and retain key personnel. In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity. Neuberger Berman also offers an equity acquisition program which allows employees a more direct opportunity to invest in NB. For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of its employees with the success of the firm and the interests of its clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of NB investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to NB investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including portfolio managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader NB portfolio.

Restrictive Covenants. Most investment professionals, including portfolio managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions. For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual restrictive covenant arrangements.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2019.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Michael Greene		$		$		$

*	Other Accounts include separate accounts, sub-advised accounts and managed accounts (WRAP).

Conflict of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager for Neuberger Berman has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund, and which may include transactions that are directly contrary to the positions taken by a fund. For example, a portfolio manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such a case, the portfolio manager could be seen as harming the performance of the fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity. There may also be regulatory limitations that prevent a fund from participating in a transaction that another account or fund managed by the same portfolio manager will invest. For example, the Investment Company Act of 1940, as amended, prohibits the mutual funds from participating in certain transactions with certain of its affiliates and from participating in “joint” transactions alongside certain of its affiliates. The prohibition on “joint” transactions may limit the ability of the funds to participate alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance and may reduce the amount of privately negotiated transactions that the funds may participate in. Further, Neuberger Berman may take an investment position or action for a fund or account that may be different from, inconsistent with, or have different rights than (e.g., voting rights, dividend or repayment priorities or other features that may conflict with one another), an action or position taken for one or more other funds or accounts, including a fund, having similar or different objectives. A conflict may also be created by investing in different parts of an issuer’s capital structure (e.g., equity or debt, or different positions in the debt structure). Those positions and actions may adversely impact, or in some instances benefit, one or more affected accounts, including the funds. Potential conflicts may also arise because portfolio decisions and related actions regarding a position held for a fund or another account may not be in the best interests of a position held by another fund or account having similar or different objectives. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Finally, a conflict of interest may arise if Neuberger Berman and a portfolio manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the portfolio manager is responsible. In the ordinary course of operations certain businesses within the Neuberger Berman organization may seek access to material non-public information. For instance, Neuberger Berman loan portfolio managers may utilize material non-public information in purchasing loans and from time to time, may be offered the opportunity on behalf of applicable clients to participate on a creditors committee, which participation may provide access to material non-public information. NB maintains procedures that address the process by which material non-public information may be acquired intentionally by NB. When considering whether to acquire material non-public information, NB will take into account the interests of all clients and will endeavor to act fairly to all clients. The intentional acquisition of material non-public information may give rise to a potential conflict of interest since NB may be prohibited from rendering investment advice to clients regarding the public securities of such issuer and thereby potentially limiting the universe of public securities that NB, including a fund, may purchase or potentially limiting the ability of NB, including a fund, to sell such securities. Similarly, where NB declines access to (or otherwise does not receive) material non-public information regarding an issuer, the portfolio managers may base investment decisions for its clients, including a fund, with respect to loan assets of such issuer solely on public information, thereby limiting the amount of information available to the portfolio managers in connection with such investment decisions.

NB has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SSGA Funds Management, Inc. (“SSGA FM”): Sub-Adviser to the Small Cap Index, Developed International Index and Index 500 Funds

Compensation. SSGA FM and other advisory affiliates of State Street Corporation (“State Street”) make up State Street Global Advisors (“SSGA”), the investment management arm of State Street. SSGA’s culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.

Salary is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSGA performance, and individual overall performance. SSGA’s Global Human Resources department regularly participates in compensation surveys in order to provide SSGA with market-based compensation information that helps support individual pay decisions.

Additionally, subject to State Street and SSGA business results, State Street allocates an incentive pool to SSGA to reward its employees. The size of the incentive pool for most business units is based on the firm’s overall profitability and other factors, including performance against risk-related goals. For most SSGA investment teams, SSGA recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm’s or business unit’s profitability and business unit investment performance over a multi-year period.

Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the SSGA Long-Term Incentive (“SSGA LTI”) program. For these teams, The SSGA LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align our investment team’s compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the SSGA LTI program.

For the passive equity investment team, incentive pool funding is driven in part by the post-tax 1 and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.

The discretionary allocation of the incentive pool to the business units within SSGA is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns SSGA employees’ interests with SSGA clients’ and shareholders’ long-term interests.

SSGA recognizes and rewards outstanding performance by:

•	Promoting employee ownership to connect employees directly to the company’s success.

•	Using rewards to reinforce mission, vision, values and business strategy.

•	Seeking to recognize and preserve the firm’s unique culture and team orientation.

•	Providing all employees the opportunity to share in the success of SSGA.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2019.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2019.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
David Chin*		$		$		$
Raymond Donofrio*		$		$		$
Michael Feehily, CFA*		$		$		$
Dwayne Hancock, CFA*		$		$		$
Kathleen Morgan, CFA*		$		$		$
Karl Schneider, CAIA*		$		$		$

*	Please note that the assets are managed on a team basis. This table refers to accounts of the Global Equity Beta Solutions Group of SSGA.

Conflicts of Interests. A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

T. Rowe Price Associates, Inc. (“T. Rowe Price”): Sub-Adviser to the Flexibly Managed and Large Growth Stock Funds

Compensation. T. Rowe Price compensates each Fund’s portfolio manager. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, and T. Rowe Price International, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper index (e.g., Large-Cap Growth Index) set forth in the total returns table in the Prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and are the same as those presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring other; and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are generally taken in consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

The compensation structure is used for all portfolios managed by the portfolio manager.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2019.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2019.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph B. Fath		$		$		$
David Giroux		$		$		$

Conflicts of Interest. T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with a portfolio manager’s management of a Fund’s investments and the investments of the other accounts listed above. Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed in the “Compensation” section above, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price Funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price Funds. T. Rowe Price manages the Morningstar retirement plan and acts as subadvisor to two mutual funds offered by Morningstar. In addition, T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Since the T. Rowe Price Funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more T. Rowe Price Funds and other accounts (and vice versa) and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the T. Rowe Price Funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.

Vontobel Asset Management, Inc. (“Vontobel”): Sub-Adviser to the Emerging Markets Equity Fund and the International Equity Fund

Compensation. The portfolio managers for the Funds are compensated by Vontobel, the Funds’ Sub-Adviser. Vontobel’s portfolio managers are paid a competitive base salary. Their incentive compensation is tied to the investment fees generated by the strategies they manage or co-manage. Such incentive compensation accrues over and above specific threshold amounts of investment management fee generation of each strategy. Incentive compensation is paid quarterly in arrears. A portion of such incentive compensation is subject to 3 year deferrals. All amounts deferred must be invested in funds managed or sub-advised by the firm.

The portfolio managers do not receive any compensation directly from the Funds or PMAM.

Fund Shares Owned by Portfolio Managers. The portfolio managers of the Emerging Markets Equity Fund did not beneficially own any shares of the Funds as of December 31, 2019. The portfolio managers of the International Equity Fund did not beneficially own any shares of the Fund as of December 31, 2019.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2019.

Name	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts**
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Brian Bandsma		$		$		$
Matthew Benkendorf		$		$		$
Daniel Kranson		$		$		$
David Souccar		$		$		$
Jin Zhang		$		$		$

*	Of these Other Pooled Investment Vehicles, [ ] account with approximately $ million in assets had performance-based advisory fees.
**	Of these Other Accounts, [ ] account with approximately $ million in assets had performance-based advisory fees.

Conflicts of Interests. The portfolio managers are responsible for the day-to-day management of all international equity products which Vontobel offers. The portfolio managers have a team of analysts that conduct screening of companies that must meet Vontobel’s strict investment criteria. This screening process yields an investment universe of approximately 250 companies. Each portfolio is built using the aforementioned investment universe of companies. Vontobel sees no conflicts of interest in managing the above-mentioned portfolios within the guidelines set forth by the Fund.

Accounting, Administration and Other Services

The Penn Mutual Life Insurance Company. Penn Mutual provides certain administrative and corporate services to the Funds pursuant to the Second Amended and Restated Administrative and Corporate Services Agreement and certain shareholder services pursuant to the Service Agreement. The fees paid to Penn Mutual under each agreement for the provision of such services are based on a predetermined percentage of daily average net assets of each Fund. The services provided by Penn Mutual pursuant to the agreements include, but are not limited to: (a) maintenance of certain records; (b) implementation of certain policies and procedures related to anti-money laundering and customer identification programs; and (c) coordination of the distribution of Fund documents, including the Prospectus, to Fund investors.

For fiscal years 2019, 2018 and 2017, the administrative fees waived and the administrative fees paid to Penn Mutual by each Fund were as follows:

	Administrative Fees Waived					Administrative Fees Paid[1]
Fund	2019	2018		2017		2019	2018	2017
Money Market Fund		$	N/A	$	N/A		$92,128	$101,293
Limited Maturity Bond Fund			N/A		N/A		236,437	209,537
Quality Bond Fund			N/A		N/A		452,578	508,506
High Yield Bond Fund			N/A		N/A		166,381	171,068
Flexibly Managed Fund			N/A		N/A		3,907,300	3,744,611
Balanced Fund			N/A		N/A		82,001	81,185
Large Growth Stock Fund			N/A		N/A		318,876	292,139
Large Cap Growth Fund[2]			N/A		N/A		58,789	51,628
Large Core Growth Fund			N/A		N/A		130,212	114,414
Large Cap Value Fund			N/A		N/A		195,163	203,312
Large Core Value Fund			N/A		N/A		206,524	197,392
Index 500 Fund			N/A		N/A		481,785	459,084
Mid Cap Growth Fund			N/A		N/A		125,863	112,806
Mid Cap Value Fund			N/A		N/A		172,604	175,546
Mid Core Value Fund			N/A		N/A		93,331	95,498
SMID Cap Growth Fund			N/A		N/A		67,660	60,242
SMID Cap Value Fund			N/A		N/A		93,162	81,322
Small Cap Growth Fund			N/A		N/A		106,328	94,964
Small Cap Value Fund			N/A		N/A		253,743	247,288
Small Cap Index Fund			N/A		N/A		82,102	76,928
Developed International Index Fund			N/A		N/A		112,134	108,661
International Equity Fund			N/A		N/A		341,709	361,477
Emerging Markets Equity Fund			N/A		N/A		169,426	146,287
Real Estate Securities Fund			N/A		N/A		127,610	137,842
Aggressive Allocation Fund			N/A		N/A		72,874	60,745
Moderately Aggressive Allocation Fund			N/A		N/A		250,708	232,677
Moderate Allocation Fund			N/A		N/A		324,656	334,065
Moderately Conservative Allocation Fund			N/A		N/A		95,965	99,758
Conservative Allocation Fund			N/A		N/A		58,467	60,255
[1]	“Administrative Fees Paid” reflect the gross amount of administrative fees paid and do not reflect amounts waived, as reported under “Administrative Fees Waived.”
[2]

During the fiscal year ended December 31, 2017, Penn Mutual recovered previously waived and reimbursed administrative fees of $36 for the Large Cap Growth Fund. For more information about Penn Mutual’s agreement to waive certain fees and reimburse certain expenses, please see “EXPENSES AND EXPENSE LIMITATIONS” under the “MANAGEMENT” section in the Prospectus.

The Bank of New York Mellon (“BNY Mellon”). BNY Mellon provides administration and accounting services to the Funds and receives a fee from each Fund for those services, based on a predetermined percentage of daily average net assets of each Fund. The administration and accounting services provided by BNY Mellon include, but are not limited to: (a) maintenance of certain Fund records; (b) drafting of certain filings and reports required by the federal securities laws; (c) preparation of the Funds’ federal and state tax returns; and (d) preparation of various financial statements and information, and reports to shareholders.

For fiscal years 2019, 2018 and 2017, the administration and accounting fees paid to BNY Mellon by each Fund were as follows:

Fund	2019	2018	2017
Money Market Fund		$64,405	$70,468
Limited Maturity Bond Fund		138,218	124,769
Quality Bond Fund		215,773	232,552
High Yield Bond Fund		103,190	105,534
Flexibly Managed Fund		921,460	888,922
Balanced Fund		12,000	12,000
Large Growth Stock Fund		175,367	165,693
Large Cap Growth Fund		41,152	36,140
Large Core Growth Fund		85,106	77,207
Large Cap Value Fund		117,581	121,656
Large Core Value Fund		123,262	118,696
Index 500 Fund		224,535	217,725
Mid Cap Growth Fund		82,931	76,403
Mid Cap Value Fund		106,302	107,773
Mid Core Value Fund		65,299	66,848
SMID Cap Growth Fund		47,362	42,169
SMID Cap Value Fund		65,199	56,926
Small Cap Growth Fund		73,047	66,399
Small Cap Value Fund		146,871	143,644
Small Cap Index Fund		57,471	53,849
Developed International Index Fund		87,258	85,191
International Equity Fund		225,025	236,886
Emerging Markets Equity Fund		121,656	124,912
Real Estate Securities Fund		83,805	89,719
Aggressive Allocation Fund		12,000	12,000
Moderately Aggressive Allocation Fund		25,071	25,693
Moderate Allocation Fund		32,466	33,891
Moderately Conservative Allocation Fund		12,000	12,000
Conservative Allocation Fund		12,000	12,000

Penn Mutual Asset Management, LLC. PMAM provides certain administration services to the Funds and receives a fee from each Fund for those services, based on a predetermined percentage of daily average net assets of each Fund. The administration services provided by PMAM include, but are not limited to: (a) the oversight of administration, accounting and shareholder services provided by Penn Mutual and BNY Mellon; (b) the preparation of certain regulatory filings; and (c) communication and coordination with federal regulators. PMAM also provides the Funds’ Chief Compliance Officer and other compliance-related services. For the fiscal years 2019, 2018 and 2017, the administrative fees waived and administrative fees paid to PMAM by each Fund were as follows:

	Administrative Fees Waived					Administrative Fees Paid[1]
Fund	2019	2018		2017		2019	2018	2017
Money Market Fund		$	N/A	$	N/A		$18,426	$20,385
Limited Maturity Bond Fund			N/A		N/A		47,287	41,907
Quality Bond Fund			N/A		N/A		90,515	101,701
High Yield Bond Fund			N/A		N/A		33,276	34,214
Flexibly Managed Fund			N/A		N/A		781,460	748,922
Balanced Fund			N/A		N/A		16,400	16,237
Large Growth Stock Fund			N/A		N/A		63,775	58,428
Large Cap Growth Fund[2]			N/A		N/A		11,758	10,325
Large Core Growth Fund			N/A		N/A		26,042	22,883
Large Cap Value Fund			N/A		N/A		39,032	40,662
Large Core Value Fund			N/A		N/A		41,305	39,478
Index 500 Fund			N/A		N/A		96,357	91,817
Mid Cap Growth Fund			N/A		N/A		25,173	22,561
Mid Cap Value Fund			N/A		N/A		34,521	35,109
Mid Core Value Fund			N/A		N/A		18,666	19,099
SMID Cap Growth Fund			N/A		N/A		13,532	12,049
SMID Cap Value Fund			N/A		N/A		18,632	16,264
Small Cap Growth Fund			N/A		N/A		21,266	18,993
Small Cap Value Fund			N/A		N/A		50,748	49,458
Small Cap Index Fund			N/A		N/A		16,421	15,386
Developed International Index Fund			N/A		N/A		22,427	21,732
International Equity Fund			N/A		N/A		68,342	72,295
Emerging Markets Equity Fund			N/A		N/A		33,885	34,971
Real Estate Securities Fund			N/A		N/A		25,522	27,888
Aggressive Allocation Fund			N/A		N/A		14,575	13,546
Moderately Aggressive Allocation Fund			N/A		N/A		50,141	51,385
Moderate Allocation Fund			N/A		N/A		64,931	67,782
Moderately Conservative Allocation Fund			N/A		N/A		19,193	19,716
Conservative Allocation Fund			N/A		N/A		11,693	11,525
[1]	“Administrative Fees Paid” reflect the gross amount of administration fees paid and do not reflect amounts waived, as reported under “Administrative Fees Waived.”
[2]

During the fiscal year ended December 31, 2017, PMAM recovered previously waived and reimbursed administrative fees of $724 for the Large Cap Growth Fund. For more information about PMAM’s agreement to waive certain fees and reimburse certain expenses, please see “EXPENSES AND EXPENSE LIMITATIONS” under the “MANAGEMENT” section in the Prospectus.

Transfer Agent and Custodial Services

In addition to providing the administration and accounting services described above, BNY Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as the Funds’ custodian. The custodial services performed by BNY Mellon are those customarily performed for registered investment companies by qualified financial institutions. The Company has authorized BNY Mellon to deposit certain portfolio securities in a central depository system as allowed by federal law.

BNY Mellon Investment Servicing (US) Inc., located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Funds’ transfer agent.

Limitation on Fund Expenses

See “EXPENSES AND EXPENSE LIMITATIONS” under the “MANAGEMENT” section in the Prospectus for information on limitations on expenses of the Funds.

Portfolio Transactions

Decisions with respect to the purchase and sale of portfolio securities on behalf of the PMAM-Managed Funds and the Sub-Advised Funds are made by PMAM and the Sub-Adviser, respectively. PMAM and the Sub-Adviser are responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the PMAM-Managed Funds and the Sub-Advised Funds, respectively. Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.

In purchasing and selling portfolio securities, the policies of PMAM and the Sub-Advisers are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund’s portfolio transactions, PMAM and the Sub-Advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to PMAM, the Sub-Adviser or the Fund.

PMAM or certain Sub-Advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal or agent. A Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

PMAM and certain Sub-Advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser’s and sub-adviser’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

With regard to payment of brokerage commissions, PMAM and certain Sub-Advisers have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, as amended, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and to the extent not otherwise prohibited by applicable law. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of PMAM or the Sub-Adviser with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to PMAM and the Sub-Advisers by or through brokers and dealers. PMAM and the Sub-Advisers may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

In allocating brokerage business PMAM and the Sub-Advisers annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of their clients on the basis of these assessments. PMAM and the Sub-Advisers seek to evaluate the brokerage and research services they receive from broker-dealers and make judgments as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services. PMAM and the Sub-Advisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, commission rates are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, PMAM and the Sub-Advisers receive research services they might otherwise have had to perform for themselves. PMAM and the Sub-Advisers may use research services furnished by broker-dealers in servicing all of their investment advisory accounts, including the Funds, and accordingly, not all such services may necessarily be used by PMAM and the Sub-Advisers in connection with the Funds.

Some of the Sub-Advisers’ other clients have investment objectives and programs similar to those of the Sub-Advised Funds. PMAM or a Sub-Adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the general policy of PMAM and each Sub-Adviser to govern trade activity in an effort to ensure that investment opportunities are allocated equitably among client accounts.

The following table shows the amount of brokerage commissions paid by each Fund listed for the fiscal years ended December 31, 2019, 2018, and 2017. During this period, the Money Market Fund, Balanced Fund and LifeStyle Funds did not pay any brokerage commissions. In addition the table shows the total amount of transactions allocated and commissions paid to brokers who provided research services.

Fund	Total Brokerage Commissions Paid(1)			Total Amount of Transactions Allocated to Brokers who Provided Research Services		Total Amount of Commissions Paid to Brokers Who Provided Research Services
	2019	2018	2017	2019	2018	2019	2018
Limited Maturity Bond Fund		$306	$0		N/A		N/A
Quality Bond Fund		800	0		N/A		N/A
High Yield Bond Fund		1,753	2,417		N/A		N/A
Flexibly Managed Fund		615,122	718,504		2,627,412,029		123,107
Large Growth Stock Fund		52,158	78,219		214,403,261		10,750
Large Cap Growth Fund		8,833	10,185		32,040,517		8,680
Large Core Growth Fund		40,346	59,685		116,925,684		32,184
Large Cap Value Fund(2)		61,058	49,969		376,963,112		40,987
Large Core Value Fund		144,986	136,654		309,504,287		78,550
Index 500 Fund		6,251	5,255		N/A		N/A
Mid Cap Growth Fund		40,157	56,949		47,154,390		24,481
Mid Cap Value Fund		91,131	67,992		117,508,326		90,208
Mid Core Value Fund		33,499	31,088		85,992,766		29,605
SMID Cap Growth Fund(3)		51,355	37,445		94,908,672		47,673
SMID Cap Value Fund		42,877	39,546		77,635,720		39,045
Small Cap Growth Fund		30,661	40,624		46,755,337		16,017
Small Cap Value Fund		217,590	235,109		231,751,289		184,812
Small Cap Index Fund		2,660	3,774		N/A		N/A
Developed International Index Fund		2,695	3,140		N/A		N/A
International Equity Fund		247,024	179,842		268,324,362		60,736
Emerging Markets Equity Fund		124,894	245,665		119,086,273		32,184
Real Estate Securities Fund		92,277	127,866		152,689,853		84,169

[1]	Including the discounts received by securities dealers in connection with underwritings, if any.
[2]

Loomis, Sayles & Company, L.P. sub-advised the Large Cap Value Fund from January 1, 2016 through September 30, 2018. AllianceBernstein L.P. commenced providing sub-advisory services to the Fund on October 1, 2018.

[3]	Excludes IPO and Placing Shares.

The following table shows the total amount of brokerage commission paid to an affiliate of a Fund. In addition, the table shows the amount of brokerage commissions paid to affiliates of a Fund as a percentage of the dollar amount of brokerage commissions and as a percentage of the dollar amount of total brokerage transactions.

Fund	Affiliate Receiving Brokerage Commission	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Broker Affiliate	Total Brokerage Commissions Paid to an Affiliate ($)			Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving Commissions Effected Through Broker Affiliate
	2019	2019	2019	2018	2017	2019
Money Market Fund				N/A	N/A
Limited Maturity Bond Fund				N/A	N/A
Quality Bond Fund				N/A	N/A
High Yield Bond Fund				N/A	N/A
Flexibly Managed Fund				N/A	N/A
Balanced Fund				N/A	N/A
Large Growth Stock Fund				$28	$59
Large Cap Growth Fund				N/A	N/A
Large Core Growth Fund				$36	N/A
Large Cap Value Fund				N/A	N/A
Large Core Value Fund				N/A	N/A
Index 500 Fund				N/A	N/A
Mid Cap Growth Fund				N/A	N/A
Mid Cap Value Fund				N/A	N/A
Mid Core Value Fund				N/A	N/A
SMID Cap Growth Fund				$1,653	N/A
SMID Cap Value Fund				N/A	N/A
Small Cap Growth Fund				N/A	N/A
Small Cap Value Fund				$2,210	$7,474
Small Cap Index Fund				N/A	N/A
Developed International Index Fund				N/A	N/A
International Equity Fund				N/A	N/A
Emerging Markets Equity Fund				$69	$7,737
Real Estate Securities Fund				N/A	N/A
Aggressive Allocation Fund				N/A	N/A
Moderately Aggressive Allocation Fund				N/A	N/A
Moderate Allocation Fund				N/A	N/A
Moderately Conservative Allocation Fund				N/A	N/A
Conservative Allocation Fund				N/A	N/A

Regular Broker-Dealers. The table below presents information regarding the securities of the Funds’ regular broker-dealers (or the parent of the regular broker-dealers) that were held by the Funds as of the close of the fiscal year ended December 31, 2019.

Fund	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/19
Money Market Fund
Limited Maturity Bond Fund
Quality Bond Fund
High Yield Bond Fund
Flexibly Managed Fund
Balanced Fund
Large Growth Stock Fund
Large Cap Growth Fund
Large Core Growth Fund
Large Cap Value Fund
Large Core Value Fund
Index 500 Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Mid Core Value Fund
SMID Cap Growth Fund
SMID Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Small Cap Index Fund
Developed International Index Fund
International Equity Fund
Emerging Markets Equity Fund
Real Estate Securities Fund
Aggressive Allocation Fund
Moderately Aggressive Allocation Fund
Moderate Allocation Fund
Moderately Conservative Allocation Fund
Conservative Allocation Fund

Portfolio Turnover

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded. Each Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. Typically, funds with high turnover tend to generate higher transaction costs, such as brokerage commissions, which may lower fund performance. Each Fund’s portfolio turnover rate is included in the financial highlights table in the Prospectus.

Directors and Officers

The business and affairs of the Company, which include all twenty-nine Funds, are managed under the direction of its Board of Directors. The Board of Directors currently has six members. Five of the members are not “interested persons” of the Company as defined in the 1940 Act. Ms. McDonnell is an employee of Penn Mutual and is, therefore, an “interested person.” The address for each Director and Officer of the Company is c/o The Penn Mutual Life Insurance Company, 600 Dresher Road, Horsham, Pennsylvania 19044.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INDEPENDENT DIRECTORS
Marie K. Karpinski (1949)	Director No set term; served since 2015.	Retired (2010 – Present).	29	None.
Joanne B. Mack* (1946)	Director No set term; served since 2013.	Vice President – Financial Services Consulting, Trianz (2012 – 2013); Management Consultant, self-employed (2009 – 2012; 2013 – Present).	29	None.
Archie C. MacKinlay (1955)	Director No set term; served since 2010.	Professor of Finance, Wharton School, University of Pennsylvania (1984 – Present).	29	None.
Rebecca C. Matthias (1953)	Director No set term; served since 2010.	Retired (2010 – Present); President, Destination Maternity Corporation (clothing) (1982 – 2010).	29	Director, CSS Industries.
David B. Pudlin (1949)	Director No set term; served since 2009.	Chief Executive Officer, President and Attorney, Hangley Aronchick Segal Pudlin & Schiller (law firm) (1994 – Present).	29	None.
INTERESTED DIRECTOR
Eileen C. McDonnell (1962)	Director; Chairperson of the Board No set term; served since 2010.	Chief Executive Officer (2011 – Present), President (2010 – 2015), Chairperson of the Board (2013 – Present), Executive Vice President and Chief Marketing Officer (2008 – 2010), Penn Mutual; Director, PMAM (2010 – Present); President and Director (2010 – Present), Chairperson of the Board (2011 – Present), PIA.	29	Director, UHS of Delaware, Inc.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS
David M. O’Malley (1974)	President One year; served since 2014.	Chairperson and Chief Executive Officer, PMAM (2014 – Present); President and Chief Operating Officer (2016 – Present), Chief Operating Officer (2013 – 2015), Chief Financial Officer (2010 – 2013), Executive Vice President (2009 – 2013), Penn Mutual.
Steven Viola (1975)	Treasurer (Principal Financial Officer and Principal Accounting Officer) One year; served since 2015.	Assistant Treasurer (2016 – Present), Senior Fund Accounting Analyst (2016 – 2017), PMAM; Senior Accountant, Penn Mutual (2005 – 2015).
Tyler J. Thur (1984)	Assistant Treasurer One year; served since 2017.	Controller & Treasurer, PMAM (2015 – Present); Senior Financial Analyst, Penn Mutual (2011 – 2014).
Victoria Robinson (1965)	Secretary One year; served since 2019.	Chief Ethics and Compliance Officer (May 2019 – Present); Anti-Money Laundering Officer, Penn Mutual & HTK (2019 – Present); Chief Operating Officer, PMAM (2017 – Present); Chief Compliance Officer, the Company (2019 – 2020); Chief Compliance & Risk Officer, Managing Director, PMAM (2008 – 2019); Assistant Vice President, Penn Mutual (2010 – 2015).
Wei Zhao (1974)	Chief Compliance Officer One year; served since 2020.	Senior Compliance Manager and Internal Audit Manager, Aberdeen Standard Investment (2013 – 2018); Compliance Manager and Associate Compliance Officer, PMAM (2018 – 2019); Chief Compliance Officer, PMAM (2019 – Present).

*	During the 2016 calendar year, Ms. Mack served as a consultant to a company that controls AllianceBernstein, a sub-adviser to the SMID Cap Value Fund.

Standing Committees of Board of Directors

The Board of Directors has a standing Audit Committee consisting of Messrs. MacKinlay and Pudlin and Mses. Karpinski, Mack and Matthias. The purpose of the Audit Committee is to assist the Board of Directors in: (i) overseeing the integrity of the Funds’ financial statements; (ii) overseeing the qualifications, independence and performance of the Funds’ independent registered public accounting firm; and (iii) fulfilling its responsibilities for valuing Fund securities and assets. The Audit Committee meets periodically, and as necessary, and held three meetings during the Company’s 2019 fiscal year.

The Board of Directors has a standing Governance and Nominating Committee consisting of Messrs. MacKinlay and Pudlin and Mses. Karpinski, Mack and Matthias. The purpose of the Governance and Nominating Committee is to assist the Board of Directors in: (i) matters involving mutual fund governance and industry best practices; (ii) the selection and nomination of Directors; (iii) the coordination of the Board’s annual self-evaluation; and (iv) its effective oversight of matters relating to the interests of the Funds and their shareholders. The Governance and Nominating Committee would consider nominees recommended by shareholders and variable contract owners if such nominations were submitted in writing and addressed to the Governance and Nominating Committee at the Company’s home office in conjunction with a shareholder meeting to consider the election of Directors. The Governance and Nominating Committee meets periodically, and as necessary, and met once during the Company’s 2019 fiscal year.

Board Responsibilities for Overseeing Risk Management

The management and affairs of the Company and each of Funds are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Company and each of its Funds. The Board has approved contracts and agreements under which companies provide essential services to the Funds.

Like most mutual funds, the day-to-day business of the Company, including the management of risk, is performed by third party service providers, such as PMAM, the Sub-Advisers, and administrator. The Directors are responsible for overseeing the Company’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Company. Under the overall supervision of the Board and the Audit Committee, the Company or the service providers to the Company employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Company’s business (e.g., PMAM and the Sub-Advisers are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Fund, at which time the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of each Fund as well as proposed investment limitations for each Fund. Additionally, PMAM and the Sub-Advisers provide the Board with an overview of, among other things, their investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to a Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by PMAM and the Sub-Advisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreements with PMAM and the Sub-Advisers, the Board meets with PMAM and the Sub-Advisers to review such services. Among other things, the Board regularly considers PMAM’s and each Sub-Adviser’s adherence to its Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments.

The Board meets regularly with the Company’s Chief Compliance Officer to review and discuss compliance matters and related risk. At least annually, the Company’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Company’s policies and procedures and those of its primary service providers, including PMAM, the Sub-Advisers, administrator, fund accountant and custodian. The report addresses the operation of the policies and procedures of the Company and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reporting from the Company’s service providers regarding financial and operational risks. The Company’s Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Company’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Company’s internal controls. Additionally, in connection with its oversight function, the Board oversees Company management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Company in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods, and the Company’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Company’s financial reporting and the preparation of the Company’s financial statements.

As a result of its review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm, fund counsel, and other service providers, the Board may better assess the material risks of the Funds.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Directors as to risk management matters are typically summaries of the relevant information. Most of the Company’s investment management and business affairs are carried out by or through PMAM and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Board Leadership Structure

The Chairman of the Board, Eileen C. McDonnell, is an interested person of the Company as that term is defined in the 1940 Act. Rebecca C. Matthias serves as the lead independent Director for the Company and has the following duties, among others: (i) preside over Board meetings in the absence of the Chairman of the Board; (ii) preside over executive sessions of the independent Directors; (iii) along with the Chairman of the Board, oversee the development of agendas for Board meetings; (iv) facilitate dealings and communications between the independent Directors and management and among the independent Directors; and (v) such other responsibilities as the Board or independent Directors determine from time to time. The Company has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Company. The Company made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Company (i.e., “independent Directors”) constitute a majority (67%) of the Board, the fact that the chairpersons of the Audit and Governance and Nominating Committees of the Board are independent Directors, the amount of assets under management in the Company, and the number of Funds overseen by the Board. The Board also believes that its leadership structure and board compensation facilitate the orderly and efficient flow of information to the independent Directors from Company officers.

Individual Director Qualifications

The Company has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Company’s shareholders. The Company has concluded that each Director should serve as a Director based on his or her own experience, qualifications, attributes and skills as described below.

The Company has concluded that Ms. McDonnell should serve as Director because of her experience gained as the Chief Executive Officer, President, Executive Vice President and Chief Marketing Officer of Penn Mutual, her experience serving as President of another insurance company, her knowledge of and experience in the financial services industry, and the experience she has gained serving as a Director of the Company since 2010.

The Company has concluded that Ms. Karpinski should serve as Director because of the experience, knowledge and industry expertise that she has gained serving as the Chief Financial and Principal Accounting Officer of the Legg Mason affiliated families of funds, and the experience she has gained serving as a Director of the Company since 2015.

The Company has concluded that Ms. Mack should serve as Director because of the experience she has gained in her roles as a financial services executive in the life insurance, asset management, and broker dealer businesses, her knowledge of financial management, product management, compliance issues, and business strategy, and the experience she has gained serving as a Director of the Company since 2013.

The Company has concluded that Mr. MacKinlay should serve as Director because of the experience, knowledge and expertise that he has acquired as a professor of finance at the University of Pennsylvania, Wharton School of Business since 1984, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a Director of the Company since 2010.

The Company has concluded that Ms. Matthias should serve as Director because of the experience she has gained in her roles as the founder, President, Director and Chief Creative Officer of a publicly traded company, the experience she has gained as a director of other public companies, and the experience she has gained serving as a Director of the Company since 2010 and as Chair of the Company’s Audit Committee.

The Company has concluded that Mr. Pudlin should serve as Director because of the experience he has gained in his roles as a shareholder and the President and Chief Executive Officer of a large law firm, his experience with and knowledge of public companies and the financial services industry, and the experience he has gained serving as a Director of the Company since 2009.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the operations of the Funds. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board.

Beneficial Ownership of Equity Securities of Funds of the Company

The following table provides information on beneficial ownership of shares of Funds of the Company by members of the Board of Directors (by virtue of their owning or having an interest in variable contracts issued by Penn Mutual and PIA). This information is provided as of December 31, 2019.

Name of Director	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of All Fund Shares
Independent Directors
Marie K. Karpinski	None	None
Joanne B. Mack	None	None
Archie C. MacKinlay	None	None
Rebecca C. Matthias	None	None
David B. Pudlin	None	None
Interested Director
Eileen C. McDonnell	None	None

The Directors and officers of the Company, as a group, own less than 1% of the Funds’ outstanding securities.

Compensation of Directors and Officers for fiscal year ended December 31, 2019

	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Company
Independent Directors
Marie K. Karpinski	$	None	None	$
Joanne B. Mack	$	None	None	$
Archie C. MacKinlay	$	None	None	$
Rebecca C. Matthias	$	None	None	$
David B. Pudlin	$	None	None	$

The Company’s interested Directors and Officers receive no compensation from the Company for their services.

Code of Ethics

Rule 17j-1 under the 1940 Act governs personal securities activities of directors, officers and employees (“access persons”) of investment companies, its investment advisers and/or sub-advisers. Under Rule 17j-1, the Company, PMAM and each Sub-Adviser are required to adopt Codes of Ethics in order to ensure that the interests of shareholders are placed ahead of personal interests. In compliance with Rule 17j-1, the Company’s Code of Ethics is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. The current Codes of Ethics for the Company, PMAM and each Sub-Adviser are on file with the SEC. The Codes of Ethics of the Company, PMAM, and each Sub-Adviser permit personnel subject to the Codes to invest in securities that may be purchased or held by the Funds, subject to the provisions of the Codes.

Proxy Voting Policy and Proxy Voting Records

The Board of Directors has delegated proxy voting responsibilities with respect to the PMAM-Managed Funds and the Sub-Advised Funds to PMAM and each Sub-Advised Fund’s Sub-Adviser, respectively, subject to the Board’s general oversight. For this purpose, PMAM and each Sub-Adviser have adopted proxy voting policies and procedures (the “Procedures”), which are attached to this SAI as Appendix A. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures. The Procedures may be obtained, free of charge, by calling Customer Service at 1-800-523-0650, or by visiting the website of Penn Mutual (www.pennmutual.com), scrolling to the bottom of the page and clicking on the “Penn Series Proxy Voting” link for specific proxy voting activity.

Variable contract owners may obtain the voting record of a Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of Penn Mutual (www.pennmutual.com), and following the instructions noted above. The voting record will be made available on the website of Penn Mutual as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX. The voting record will also be available on the SEC’s website at www.sec.gov.

Net Asset Value of Shares

The following information supplements the information on net asset value of shares set forth under “Account Policies—How the Funds Calculate NAV” in the Prospectus.

The purchase and redemption price of each Fund’s shares is equal to that Fund’s net asset value per share. Each Fund determines its net asset value per share by subtracting the Fund’s liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. In valuing underlying fund investments, the Funds use the net asset values reported by the underlying funds.

Debt securities held in the Funds may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair value of such securities. An independent pricing service may be used without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Securities for which market quotations are not readily available or they are determined to be unreliable are valued at fair value under valuation procedures approved by the Board of Directors.

The Money Market Fund uses the amortized cost method of valuation. Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed. The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.

In accordance with Rule 2a-7 under the 1940 Act, the Company’s Board of Directors has approved procedures reasonably designed, taking into account current conditions and the Money Market Fund’s objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. The Company will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 calendar days nor maintain a dollar weighted average portfolio maturity which exceeds 60 calendar days, each as calculated in accordance with Rule 2a-7. The Board of Directors will review, at such intervals as it determines appropriate and reasonable in light of current market conditions, but no less frequently than quarterly, the Fund’s ability to maintain a stable $1.00 price per share, minimize principal volatility, and meet certain liquidity requirements, based upon specified hypothetical events. In the event there is a deviation between the Fund’s market value and amortized cost value that exceeds 1 /2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Money Market Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results.

As a government money market fund, the Money Market Fund is not required to impose liquidity fees or redemptions gates. The Fund’s Board, however, may elect to impose such fees or gates in the future if it believes such measures are appropriate and in the best interests of the Fund and its shareholders. Liquidity fees and redemption gates may be used by a fund seeking to stem heavy redemptions, reduce the risk of unfair investor dilution, and mitigate the contagion effects experienced during times of market stress. If in the future, the Fund’s Board determines to impose liquidity fees and/or redemption gates under certain circumstances (e.g., times of market stress), the Fund’s ability to do so will be described in the Fund’s prospectus.

Control Persons and Principal Holders of Shares

Generally, including as of [March 31, 2020], the outstanding shares of each of the Funds are owned by Separate Accounts maintained by Penn Mutual and PIA (the “Insurance Companies”), the Balanced Fund and the LifeStyle Funds (collectively, the “Funds of Funds”), the Penn Mutual general account, and certain qualified pension plans. The Insurance Companies hold shares principally in the following Separate Accounts: Penn Mutual Variable Annuity Account I, Penn Mutual Variable Annuity Account II, Penn Mutual Variable Annuity Account III, Penn Mutual Variable Life Account I, Penn Mutual Separate Account E, and Penn Insurance and Annuity Variable Annuity Account I.

A control person is one who has beneficial ownership of more than 25% of the voting securities of a fund or who acknowledges or asserts having or is adjudicated to have control of a fund. A control person could control the outcome of proposals presented to shareholders for approval. Because the Funds are available as investments for variable contracts issued by the Separate Accounts maintained by the Insurance Companies, the Insurance Companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, the Insurance Companies exercise voting rights attributable to the shares of each Fund that each Insurance Company owns, directly or indirectly, in accordance with voting instructions received by owners of the variable contracts. Similarly, a Fund of Fund that owns more than 25% of the voting securities of a Fund is presumed to control the Fund. However, as noted elsewhere in this SAI and in PMAM’s proxy voting policies and procedures, PMAM will vote shares owned by each Fund of Funds in accordance with PMAM’s proxy voting policies and procedures, which require PMAM to vote proxies of an affiliated Fund in the same proportion as the vote of all other shareholders of the affiliated Fund (i.e., “echo vote”), unless otherwise required by law.

There were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund’s outstanding shares except for the Separate Accounts maintained by the Insurance Companies and the Funds of Funds.

Tax Status

The following is a summary of certain federal income and excise tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations under foreign, federal, state and local tax laws.

The following general discussion of certain federal income and excise tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund within the Company is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code will generally be applied to each Fund separately, rather than to the Company as a whole.

Shares of the Funds will be purchased by Penn Mutual and PIA for their Separate Accounts under variable contracts. Under the provisions of the Internal Revenue Code, net income and realized capital gains that the Funds distribute are not currently taxable to owners of variable contracts when left to accumulate in the contracts or under a qualified pension or retirement plan. Section 817(h) of the Internal Revenue Code provides that the investments of a separate account underlying a variable contract must be “adequately diversified” in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Fund intends to comply with such requirements so that, assuming the look-through treatment described below is available, a separate account investing all of its assets in any single Fund would comply with such requirements. If all of the beneficial interests in a Fund are held by one or more insurance company separate accounts and certain other eligible holders, the diversification requirements of Section 817(h) may be applied by taking into account the assets of the Fund, rather than treating the interest in the Fund as a separate investment of each separate account investing in the Fund. Beneficial interests in the fund are currently being offered only to separate accounts and other qualifying holders. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of variable contracts, please refer to the contract prospectus.

It is the policy of each of the Funds to continue to qualify for the favorable tax treatment accorded to RICs under Subchapter M of the Internal Revenue Code. By following such policy, each of the Funds expects that it will not be subject to federal income taxes on net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) that is timely distributed to shareholders.

In order to continue to qualify as a RIC, each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund’s total assets is represented by cash or cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

If a Fund qualifies as a RIC under the Internal Revenue Code, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it timely distributes each year to the shareholders, provided the Fund distributes an amount equal to at least the sum of (a) 90% of its net investment income (generally, dividends, taxable interest, and the excess, if any, of net short-term capital gains over net long-term capital losses less certain operating expenses) and (b) 90% of its net tax exempt interest income (the excess of its tax-exempt interest income over certain deductions attributable to that income) (the “Distribution Requirement”). The Funds may use consent dividends to satisfy the Distribution Requirement.

Although each Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to satisfy the Qualifying Income or Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period. If the Fund fails to qualify for treatment as a RIC for any year, and these relief provisions are not available to a Fund, all of its taxable income will be subject to tax at the regular corporate rate without any deduction for distributions to shareholders. In such case, the Fund’s shareholders would be taxed as if they received ordinary dividends. Moreover, if the Fund were to fail to qualify as a RIC in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. In addition, if a Fund fails to qualify as a RIC, fails to satisfy the diversification requirements applicable to insurance company separate accounts, or fails to ensure that its shares are held only by the types of investors described above, it may affect the ability of an insurance company segregated asset accounts to meet the diversification test under Section 817(h) of the Internal Revenue Code described above and it may cause owners of variable contracts to be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of Section 817(h), see the prospectuses for the variable contracts.

Generally, a RIC must distribute each calendar year at least 98% of its ordinary income for such calendar year and 98.2% of its capital gains for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a RIC whose only shareholders are certain tax-exempt trusts, certain segregated asset accounts of life insurance companies held in connection with variable contracts, and certain other investors. In order to avoid this excise tax, each Fund intends to qualify for this exemption or to make its distributions in accordance with the distribution requirement. The Funds may use consent dividends to satisfy this distribution requirement.

A Fund’s transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may affect a Fund’s ability to qualify as a RIC, accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of income earned and in turn, affect the application of the Distribution Requirement to a particular Fund. Further, because a Fund may be required to recognize income without a corresponding receipt of cash, a Fund may be required, in order to satisfy the Distribution Requirement, to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

In general, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund’s shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund’s assets to be invested within various countries is not known. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to such Funds.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Under a notice issued by the Internal Revenue Service (“IRS”) and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”) (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of a Fund’s excess inclusion income, as described below. Although the Funds do not expect to invest in REITs which pass through excess inclusion income, they may make such investments and may need to make certain elections to either specially allocate such tax to a Fund’s shareholders or to pay the tax at the Fund level.

Rules relating to U.S. state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult with their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Fund.

Voting Rights

The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Penn Mutual and PIA own the majority of the outstanding shares of the Company, either in their Separate Accounts registered under the 1940 Act or in their unregistered Separate Accounts or general accounts. The Balanced Fund and LifeStyle Funds own the remainder of the outstanding shares of the Company. Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered Separate Accounts in accordance with voting instructions received from variable contract owners and other persons entitled to provide voting instructions. Fund shares for which variable contract owners and other persons entitled to vote have not provided voting instructions and shares owned by Penn Mutual and PIA in their general and unregistered Separate Accounts will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may vote other than as instructed by variable contract owners and other persons entitled to vote. In such cases, the variable contract owners and such other persons entitled to vote will be advised of that action in the next semi-annual report. PMAM will vote shares owned by the Balanced Fund and LifeStyle Funds in accordance with PMAM’s proxy voting policies and procedures.

The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law. The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors. As required by law, the Company will assist in variable contract owner communication on such matters.

Independent Registered Public Accounting Firm

[            ] serves as the independent registered public accounting firm of the Company. Their offices are located at [            ].

Legal Matters

Morgan, Lewis & Bockius LLP has provided advice on certain matters relative to the federal securities laws and the offering of shares of the Company. Their offices are located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004.

Portfolio Holdings Information

The Board of Directors has approved a portfolio holdings disclosure policy and procedures that govern the timing and circumstances of disclosure to variable contract owners and third parties of information regarding the portfolio investments held by the Funds. The policy and procedures are designed to ensure that disclosure of portfolio holdings is in the best interest of shareholders and variable contract owners, and address conflicts of interest that exist between the interests of shareholders and variable contract owners and those of the Adviser and other affiliates of the Funds. Therefore, except as noted below, the Company does not disclose a Fund’s portfolio holdings nor does the Company have any on-going arrangement with any party to make such information available on a selective basis.

The Board exercises on-going oversight of the disclosure of portfolio holdings by overseeing the implementation and enforcement of the Funds’ policies and procedures by the Company’s Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Only the Company’s Chief Compliance Officer may authorize the disclosure of portfolio holdings information. Upon receipt of a request for portfolio holdings information, the Chief Compliance Officer must determine that (i) disclosure is in the best interests of the Fund and its shareholders and (ii) there is a legitimate business purpose for the disclosure. Any authorized disclosure of portfolio holdings information must be subject to the recipient’s agreement to keep that information confidential and refrain from trading on that information. The Board will receive periodic updates, at least annually, regarding entities authorized to receive portfolio holdings information.

With respect to the Money Market Fund, Penn Mutual’s website (www.pennmutual.com) includes a list of all of the Fund’s portfolio holdings and certain attributes of (a) the Fund’s portfolio holdings, such as issuer, CUSIP, coupon rate, maturity date, final legal maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the Fund’s portfolio, such as the Fund’s dollar-weighted average portfolio maturity and dollar-weighted average life. This information is provided as of the last business day of each month, and can be found by scrolling to the bottom of the home page, clicking on the “Performance and Rates” link, then clicking on the “Penn Series MMF Monthly” link on the left side of the page. The monthly Money Market Fund information generally remains accessible on the website for a period of at least six months from its posting date. In addition, Penn Mutual’s website discloses, as of the end of each business day during the preceding six months, the (i) percentage of the Fund’s total assets invested in daily and weekly liquid assets; (ii) the Fund’s daily net inflows and outflows; and (iii) the Fund’s current net asset value per share, calculated based on current market factors, rounded to the fourth decimal place.

Pursuant to applicable law, the Funds are required to disclose to the SEC their complete portfolio holdings monthly on Form N-PORT, within 60 days of the end of each month and within 5 days after the end of each month for the Money Market Fund on Form N-MFP. Portfolio holdings reported for the last month of each fiscal quarter are made publicly available by the SEC 60 days after the end of the fiscal quarter. The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders. Semi-Annual and Annual Reports are distributed to Fund shareholders. Holdings reports filed with the SEC on Forms N-PORT and N-MFP are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In addition, the Company’s service providers and, if applicable, their agents, such as PMAM, MFS, Ivy, Neuberger Berman, GSAM, T. Rowe Price, American Century, Janus, Cohen & Steers, Vontobel, AllianceBernstein, Eaton Vance, SSGA FM, MSIM, BNY Mellon, BNY Mellon Investment Servicing (US) Inc. and Penn Mutual, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. [                ], Morgan, Lewis & Bockius LLP, the Company’s financial printer (currently, Donnelly Financial Solutions), the proxy voting service providers used by PMAM, the Company’s Sub-Advisers, and the Company’s pricing information vendors (currently, Interactive Data Corporation, Standards & Poor’s, Thomson Reuters, Markit, Bloomberg and Pricing Direct) may receive portfolio holdings information, as necessary, in connection with their services to the Funds. These service providers and their agents will be subject to a duty of confidentiality with respect to, and a duty to refrain from trading on, any portfolio holdings information received whether imposed by the provisions of the service provider’s contract with the Company or by the nature of its relationship with the Company.

No compensation or other consideration will be paid to or received by any party, including the Company, the Adviser and its affiliates, the Sub-Advisers, or the recipient of portfolio holdings information, in connection with the disclosure of a Fund’s portfolio holdings information.

Ratings of Commercial Paper and Corporate Debt Securities

Descriptions of credit ratings for commercial paper and corporate debt securities by the major credit rating services are attached to this SAI as Appendix B. While such credit ratings are considered when making investment decisions, the Funds’ Adviser and Sub-Advisers perform their own studies, analyses and evaluation and do not rely solely on credit rating services.

FINANCIAL STATEMENTS OF THE COMPANY

The audited financial statements, including the financial highlights appearing in the Company’s Annual Report to Shareholders for the fiscal year ended December 31, 2019 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Company’s Annual Report at no charge by calling Penn Mutual at 1-800-523-0650 and selecting “0” to speak with a customer representative or by visiting the Company’s website (www.pennmutual.com).

Appendix A

PENN SERIES FUNDS, INC.

Proxy Voting Policies and Procedures

All voting securities held in each fund or portfolio (“Fund”) of Penn Series Funds, Inc. (the “Company”) shall be voted in the best interest of shareholders of the Fund. In furtherance of this policy, and as provided in the investment advisory agreement between the Company and Penn Mutual Asset Management, LLC. (“PMAM”) and the investment sub-advisory agreements between PMAM and investment sub-advisers, the Company has delegated the authority and responsibility to vote securities held in each Fund to the investment adviser or sub-adviser that manages the investments of the Fund on a day-to-day basis.

A description of the proxy voting policies and procedures that each investment adviser or sub-adviser uses in voting securities held in a Fund accompanies these policies and procedures as appendices.

Variable annuity contract owners and variable life insurance policy holders that participate in the investment results of a Fund may obtain a description of these Proxy Voting Policies and Procedures and a description of the Proxy Voting Policies and Procedures of the investment adviser or sub-adviser to the Fund that is responsible for voting the securities of the Fund, free of charge, by calling (800) 523-0650, or by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the “Performance & Rates” tab at the top of the page and, under “Other Fund Information,” clicking on the “Penn Series Proxy Voting” link and you will be directed to the proxy voting policies as well as each Fund’s proxy voting record. Descriptions requested by telephone will be sent to the variable annuity contract or variable life insurance policy owner by first-class mail within three days of receipt of the request.

Variable annuity contract owners and variable life insurance policy holders that participate in the investment results of a Fund may obtain the voting record of the Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com and following the instructions noted above. The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX. The voting record will also be available on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

[PROXY VOTING POLICIES AND PROCEDURES TO BE FILED BY AMENDMENT]

A-1

Appendix B

Ratings of Commercial Paper and Corporate Debt Securities

[TO BE FILED BY AMENDMENT]

B-1

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Articles of Incorporation dated April 21, 1982 of Penn Series Funds, Inc. (the “Registrant”) are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR (Accession No. 0001193125-14-171597) on April 30, 2014.

(a)(2)	Articles of Amendment dated April 22, 2002 to the Articles of Incorporation dated April 21, 1982 are incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(a)(3)	Articles of Amendment dated July 27, 2004 to the Articles of Incorporation dated April 21, 1982 are incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(a)(4)	Articles Supplementary dated April 18, 2008 to the Articles of Incorporation dated April 21, 1982 are incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(a)(5)	Articles of Amendment dated August 18, 2008 to the Articles of Incorporation dated April 21, 1982 are incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(a)(6)	Articles of Amendment dated April 28, 2011 to the Articles of Incorporation dated April 21, 1982 are incorporated herein by reference to Exhibit (a)(6) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(b)	By-Laws are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(c)	None (outstanding shares of common stock are recorded on the books and records of the Registrant—Certificates of stock are not issued).

(d)(1)	Investment Advisory Agreement dated May 1, 2000 between the Registrant and Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

(d)(1)(i)	Amendment dated May 1, 2002 to the Investment Advisory Agreement dated May 1, 2000 between the Registrant and Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(d)(1)(ii)	Amendment dated August 22, 2008 to the Investment Advisory Agreement dated May 1, 2000, as amended, between the Registrant and Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

(d)(1)(iii)	Amendment dated December 15, 2010 to the Investment Advisory Agreement dated May 1, 2000, as amended, between the Registrant and Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(d)(1)(iv)	Amendment dated May 1, 2014 to the Investment Advisory Agreement dated May 1, 2000, as amended, between the Registrant and Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-14-171597) on April 30, 2014.

(d)(1)(v)	Amendment dated May 14, 2015 to the Investment Advisory Agreement dated May 1, 2000, as amended, between the Registrant and Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (d)(1)(v) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(1)(vi)	Amendment dated July 1, 2016 to the Investment Advisory Agreement dated May 1, 2000, as amended, between the Registrant and Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (d)(1)(vi) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(1)(vii)	Amendment dated May 18, 2017 to the Investment Advisory Agreement dated May 1, 2000, as amended, between the Registrant and Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (d)(1)(vii) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-058396) on February 26, 2018.

(d)(1)(viii)	Amended and Restated Investment Advisory Agreement dated October 1, 2017 between the Registrant and Penn Mutual Asset Management, LLC is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-058396) on February 26, 2018.

(d)(1)(ix)	Amendment dated May 1, 2018 to the Investment Advisory Agreement dated October 1, 2017 between the Registrant and Penn Mutual Asset Management, LLC is incorporated herein by reference to Exhibit (d)(1)(ix) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-135243) on April 26, 2018.

(d)(1)(x)	Amendment dated October 1, 2018 to the Investment Advisory Agreement dated October 1, 2017 between the Registrant and Penn Mutual Asset Management, LLC, with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(x) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(d)(2)	Sub-Advisory Agreement dated May 1, 2009 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Neuberger Berman Management LLC (now Neuberger Berman Investment Advisers LLC), with respect to the Mid Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

(d)(2)(i)	Amendment dated May 14, 2015 to the Sub-Advisory Agreement dated May 1, 2009 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Neuberger Berman Management LLC (now Neuberger Berman Investment Advisers LLC), with respect to the Mid Cap Value Fund, is incorporated herein by reference to Exhibit (d)(2)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession
No. 0001193125-16-559102) on April 27, 2016.

(d)(2)(ii)	Amendment dated November 16, 2015 to the Sub-Advisory Agreement dated May 1, 2009, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Neuberger Berman Management LLC (now Neuberger Berman Investment Advisers LLC), with respect to the Mid Cap Value Fund, is incorporated herein by reference to Exhibit (d)(2)(ii) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(2)(iii)	Amendment dated July 1, 2016 to the Sub-Advisory Agreement dated May 1, 2009, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Neuberger Berman Investment Advisers LLC, with respect to the Mid Cap Value Fund, is incorporated herein by reference to Exhibit (d)(2)(iii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(3)	Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Goldman Sachs Asset Management, L.P., with respect to the Small Cap Value Fund and SMID Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(3)(i)	Amendment dated May 14, 2015 to the Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Goldman Sachs Asset Management, L.P., with respect to the Small Cap Value Fund and SMID Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(3)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(3)(ii)	Amendment dated July 1, 2016 to the Sub-Advisory Agreement dated August 1, 2004, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Goldman Sachs Asset Management, L.P., with respect to the Small Cap Value Fund and SMID Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(3)(iii)	Amendment dated December 1, 2016 to the Sub-Advisory Agreement dated August 1, 2004, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Goldman Sachs Asset Management, L.P., with respect to the Small Cap Value Fund and SMID Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(3)(iii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(4)	Amended and Restated Investment Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and T. Rowe Price Associates, Inc., with respect to the Flexibly Managed Fund, High Yield Bond Fund and Large Growth Stock Fund, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(4)(i)	Amendment dated September 5, 2012 to the Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and T. Rowe Price Associates, Inc., with respect to the Flexibly Managed Fund, High Yield Bond Fund and Large Growth Stock Fund, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(4)(ii)	Amendment dated May 16, 2013 to the Sub-Advisory Agreement dated August 1, 2004, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and T. Rowe Price Associates, Inc., with respect to the Flexibly Managed Fund, High Yield Bond Fund and Large Growth Stock Fund, is incorporated herein by reference to Exhibit (d)(4)(ii) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(4)(iii)	Amendment dated May 14, 2015 to the Sub-Advisory Agreement dated August 1, 2004, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and T. Rowe Price Associates, Inc., with respect to the Flexibly Managed Fund, High Yield Bond Fund and Large Growth Stock Fund, is incorporated herein by reference to Exhibit (d)(4)(iii) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(4)(iv)	Amendment dated July 1, 2016 to the Sub-Advisory Agreement dated August 1, 2004, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and T. Rowe Price Associates, Inc., with respect to the Flexibly Managed Fund, High Yield Bond Fund and Large Growth Stock Fund, is incorporated herein by reference to Exhibit (d)(4)(iv) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(4)(v)	Schedules A and B, as last revised May 1, 2018, to the Sub-Advisory Agreement dated August 1, 2004, as amended, between Penn Mutual Asset Management, LLC and T. Rowe Price Associates, Inc., with respect to the Flexibly Managed Fund and Large Growth Stock Fund, is incorporated herein by reference to Exhibit (d)(4)(v) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-135243) on April 26, 2018.

(d)(5)	Investment Sub-Advisory Agreement dated May 1, 1998 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 000950116-99-000315) on February 26, 1999.

(d)(5)(i)	Amendment dated September 7, 2006 to the Investment Sub-Advisory Agreement dated May 1, 1998 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(d)(5)(ii)	Amendment dated February 26, 2004 to the Investment Sub-Advisory Agreement dated May 1, 1998, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(5)(ii) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(5)(iii)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated May 1, 1998, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(5)(iii) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(5)(iv)	Amendment dated July 1, 2016 to the Investment Sub-Advisory Agreement dated May 1, 1998, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(5)(iv) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(5)(v)	Amended and Restated Investment Sub-Advisory Agreement dated October 1, 2018 between Penn Mutual Asset Management, LLC and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(5)(v) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(d)(6)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and SSGA Funds Management, Inc., with respect to the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(6)(i)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and SSGA Funds Management, Inc., with respect to the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund, is incorporated herein by reference to Exhibit (d)(7)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(6)(ii)	Amendment dated July 1, 2016 to the Sub-Advisory Agreement dated August 22, 2008, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and SSGA Funds Management, Inc., with respect to the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund, is incorporated herein by reference to Exhibit (d)(6)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(7)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and AllianceBernstein L.P., with respect to the SMID Cap Value Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(7)(i)	Amendment dated November 17, 2011 to the Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and AllianceBernstein L.P., with respect to the SMID Cap Value Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(d)(7)(ii)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated August 22, 2008, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and AllianceBernstein L.P., with respect to the SMID Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8)(ii) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(7)(iii)	Amendment dated July 1, 2016 to the Investment Sub-Advisory Agreement dated August 22, 2008, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and AllianceBernstein L.P., with respect to the SMID Cap Value Fund, is incorporated herein by reference to Exhibit (d)(7)(iii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(7)(iv)	Amended and Restated Investment Sub-Advisory Agreement dated October 1, 2017 between Penn Mutual Asset Management, LLC and AllianceBernstein L.P., with respect to the SMID Cap Value Fund, is incorporated herein by reference to Exhibit (d)(7)(iv) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-058396) on February 26, 2018.

(d)(7)(v)	Amendment dated October 1, 2018 to the Investment Sub-Advisory Agreement dated October 1, 2017 between Penn Mutual Asset Management, LLC and AllianceBernstein L.P., with respect to the SMID Cap Value Fund and Large Cap Value Fund, is incorporated herein by reference to Exhibit (d)(7)(v) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(d)(8)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Eaton Vance Management, with respect to the Large Core Value Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(8)(i)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Eaton Vance Management, with respect to the Large Core Value Fund, is incorporated herein by reference to Exhibit (d)(9)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(8)(ii)	Amendment dated July 1, 2016 to the Investment Sub-Advisory Agreement dated August 22, 2008, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Eaton Vance Management, with respect to the Large Core Value Fund, is incorporated herein by reference to Exhibit (d)(8)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(9)	Investment Sub-Advisory Agreement dated May 1, 2010 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Morgan Stanley Investment Management Inc., with respect to the Emerging Markets Equity Fund and Large Core Growth Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(d)(9)(i)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated May 1, 2010 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Morgan Stanley Investment Management Inc., with respect to the Emerging Markets Equity Fund and Large Core Growth Fund, is incorporated herein by reference to Exhibit (d)(10)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(9)(ii)	Amendment dated July 1, 2016 to the Investment Sub-Advisory Agreement dated May 1, 2010, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Morgan Stanley Investment Management Inc., with respect to the Emerging Markets Equity Fund and Large Core Growth Fund, is incorporated herein by reference to Exhibit (d)(9)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(9)(iii)	Amendment dated December 1, 2016 to the Investment Sub-Advisory Agreement dated May 1, 2010, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Morgan Stanley Investment Management Inc., with respect to the Emerging Markets Equity Fund and Large Core Growth Fund, is incorporated herein by reference to Exhibit (d)(9)(iii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(9)(iv)	Amendment dated May 18, 2017 to the Investment Sub-Advisory Agreement dated May 1, 2010, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Morgan Stanley Investment Management Inc., with respect to the Emerging Markets Equity Fund and Large Core Growth Fund, is incorporated herein by reference to Exhibit (d)(9)(v) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-058396) on February 26, 2018.

(d)(9)(v)	Investment Sub-Advisory Agreement dated May 1, 2010 between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company, with respect to the Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(9)(iv) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(10)	Investment Sub-Advisory Agreement dated May 1, 2011 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Cohen & Steers Capital Management, Inc., with respect to the Real Estate Securities Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(d)(10)(i)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated May 1, 2011 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Cohen & Steers Capital Management, Inc., with respect to the Real Estate Securities Fund, is incorporated herein by reference to Exhibit (d)(11)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(10)(ii)	Amendment dated July 1, 2016 to the Investment Sub-Advisory Agreement dated May 1, 2011, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Cohen & Steers Capital Management, Inc., with respect to the Real Estate Securities Fund, is incorporated herein by reference to Exhibit (d)(10)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(11)	Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Janus Capital Management LLC, with respect to the Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(11)(i)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Janus Capital Management LLC, with respect to the Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(12)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(11)(ii)	Amendment dated July 1, 2016 to the Investment Sub-Advisory Agreement dated May 1, 2013, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Janus Capital Management LLC, with respect to the Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(11)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(11)(iii)	Investment Sub-Advisory Agreement dated May 30, 2017 between Penn Mutual Asset Management, LLC and Janus Capital Management LLC, with respect to the Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(11)(iii) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-058396) on February 26, 2018.

(d)(12)	Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and American Century Investment Management, Inc., with respect to the Mid Core Value Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(12)(i)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and American Century Investment Management, Inc., with respect to the Mid Core Value Fund, is incorporated herein by reference to Exhibit (d)(13)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(12)(ii)	Amendment dated July 1, 2016 to the Investment Sub-Advisory Agreement dated May 1, 2013, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and American Century Investment Management, Inc., with respect to the Mid Core Value Fund, is incorporated herein by reference to Exhibit (d)(12)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A
(File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(13)	Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Massachusetts Financial Services Company, with respect to the Large Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(13)(i)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Massachusetts Financial Services Company, with respect to the Large Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(14)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(13)(ii)	Amendment dated July 1, 2016 to the Investment Sub-Advisory Agreement dated May 1, 2013, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Massachusetts Financial Services Company, with respect to the Large Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(13)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(14)	Investment Sub-Advisory Agreement dated May 1, 2014 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Ivy Investment Management Company, with respect to the Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-14-171597) on April 30, 2014.

(d)(14)(i)	Amendment dated May 14, 2015 to the Investment Sub-Advisory Agreement dated May 1, 2014 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Ivy Investment Management Company, with respect to the Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(16)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(14)(ii)	Amendment dated July 1, 2016 to the Investment Sub-Advisory Agreement dated May 1, 2014, as amended, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Ivy Investment Management Company, with respect to the Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(15)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(e)	None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

(f)	None.

(g)(1)	Amended and Restated Custodian Agreement dated October 28, 1992 between the Registrant and Provident National Bank (now, BNY Mellon Investment Servicing Trust Company) is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(g)(1)(i)	Form of Amendment dated May 1, 2002 to the Amended and Restated Custodian Agreement dated October 28, 1992 between the Registrant and PFPC Trust Company (now, BNY Mellon Investment Servicing Trust Company) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(g)(1)(ii)	Consent to Assignment of the Amended and Restated Custodian Agreement between the Registrant, BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) and The Bank of New York Mellon, effective July 18, 2011, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(g)(1)(iii)	Custody Agreement dated January 1, 2016 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(1)(iii) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(g)(2)	Foreign Custody Manager Agreement dated July 18, 2011 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(h)(1)	Amended and Restated Administrative and Corporate Services Agreement dated December 15, 2010 between the Registrant and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(h)(1)(i)	Second Amended and Restated Administrative and Corporate Services Agreement dated January 1, 2016 between the Registrant and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(1)(i) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(2)	Co-Administration Agreement dated January 1, 2016 between the Registrant and Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(2)(i)	Amendment dated July 1, 2016 to the Co-Administration Agreement dated January 1, 2016 between the Registrant and Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) is incorporated herein by reference to Exhibit (h)(2)(i) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(h)(3)	Service Agreement dated January 1, 2016 between the Registrant and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(4)	Accounting Services Agreement dated May 15, 1994 between the Registrant and Provident Financial Processing Corporation (now, BNY Mellon Investment Servicing (US) Inc.) is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(h)(4)(i)	Agreement between the Registrant and Provident Financial Processing Corporation (now, BNY Mellon Investment Servicing (US) Inc.), regarding fees for services under the Accounting Services Agreement, is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(h)(4)(ii)	Amendment dated October 24, 2006 to the Accounting Services Agreement dated May 15, 1994 between the Registrant and Provident Financial Processing Corporation (now, BNY Mellon Investment Servicing (US) Inc.) is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(h)(4)(iii)	Amendment dated February 19, 2014 to the Accounting Services Agreement dated May 15, 1994 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc. and prior thereto, PFPC, Inc.) is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-14-171597) on April 30, 2014.

(h)(4)(iv)	Fund Administration and Accounting Agreement dated January 1, 2016 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(4)(iv) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(4)(v)	Money Market Fund Services Amendment dated May 19, 2016 to the Fund Administration and Accounting Agreement dated January 1, 2016 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(4)(v) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(h)(4)(vi)	Notice of Assignment dated July 18, 2017 of the Fund Administration and Accounting Agreement dated January 1, 2016 between the Registrant and BNY Mellon Investment Servicing (US) Inc., from BNY Mellon Investment Servicing (US) Inc. to The Bank of New York Mellon, is incorporated herein by reference to Exhibit (h)(4)(vi) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-135243) on April 26, 2018.

(h)(4)(vii)	Amendment dated July 21, 2017 to the Fund Administration and Accounting Agreement dated January 1, 2016 between the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc.) is incorporated herein by reference to Exhibit (h)(4)(vi) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-058396) on February 26, 2018.

(h)(4)(viii)	Amendment dated May 17, 2018 to the Fund Administration and Accounting Agreement dated January 1, 2016 between the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc.) is incorporated herein by reference to Exhibit (h)(4)(viii) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(h)(5)	Transfer Agency Agreement dated January 1, 2016 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(6)	Amended and Restated Expense Limitation Agreement dated May 1, 2014 by and among Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC), The Penn Mutual Life Insurance Company and the Registrant is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-14-171597) on April 30, 2014.

(h)(6)(i)	Second Amended and Restated Expense Limitation Agreement dated January 1, 2016 by and among the Registrant, Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(6)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(h)(6)(ii)	Amendment dated July 1, 2016 to the Second Amended and Restated Expense Limitation Agreement dated January 1, 2016 by and among the Registrant, Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(6)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(h)(7)	Second Amended and Restated Expense Waiver Reimbursement Agreement dated January 1, 2016 by and among the Registrant (on behalf of its series, the Money Market Fund), Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(h)(7)(i)	Amendment dated July 1, 2016 to the Second Amended and Restated Expense Waiver Reimbursement Agreement dated January 1, 2016 by and among the Registrant (on behalf of its series, the Money Market Fund), Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(7)(i) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(j)	Consent of independent registered public accounting firm, [ ], to be filed by amendment.

(k)	None.

(l)	None.

(m)	None.

(n)	None

(o)	None.

(p)(1)	Joint Code of Ethics of the Registrant and Penn Mutual Asset Management, LLC, as amended February 21, 2018, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(2)	Neuberger Berman Investment Advisers LLC Code of Ethics dated January 2019 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(3)	Goldman Sachs Asset Management, L.P. Code of Ethics dated April 28, 2017 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(4)	T. Rowe Price Associates, Inc. Code of Ethics dated September 1, 2018 is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(5)	Vontobel Asset Management, Inc. Code of Ethics dated December 2018 is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(6)	Cohen & Steers Capital Management, Inc. Code of Ethics dated October 1, 2009, as last amended March 2018, is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(7)	Eaton Vance Management Code of Ethics dated September 1, 2000, as revised January 3, 2019, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(8)	AllianceBernstein L.P. Code of Ethics dated January 2019 is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(9)	Morgan Stanley Investment Management Code of Ethics dated December 12, 2018 is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(10)	SSGA Funds Management, Inc. Code of Ethics dated December 8, 2017 is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(11)	American Century Investment Management, Inc. Code of Ethics dated December 13, 2018 is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(12)	Janus Henderson Group plc (including Janus Capital Management LLC) Code of Ethics dated January 1, 2019 is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(13)	Massachusetts Financial Services Company Code of Ethics dated February 1, 2019 is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(p)(14)	Ivy Investment Management Company Code of Ethics as revised October 1, 2018 is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(q)	Powers of Attorney of Messrs. Pudlin and MacKinlay, and Mses. Matthias, Karpinski and Mack dated February 26, 2020, are filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant

The Penn Mutual Life Insurance Company (“Penn Mutual”) is the owner of 100% of the outstanding common stock of the Registrant. The outstanding shares of each of the Funds are owned by Separate Accounts maintained by Penn Mutual and the Penn Insurance and Annuity Company (“PIA”) (together, the “Insurance Companies”), the Balanced Fund and the LifeStyle Funds (collectively, the “Funds of Funds”), the Penn Mutual general account, and certain qualified pension plans. The Insurance Companies hold shares principally in the following Separate Accounts: Penn Mutual Variable Annuity Account I, Penn Mutual Variable Annuity Account II, Penn Mutual Variable Annuity Account III, Penn Mutual Variable Life Account I, Penn Mutual

Separate Account E, and Penn Insurance and Annuity Variable Annuity Account I. For further information on the ownership of the outstanding common stock of the Registrant, see “Control Persons and Principal Holders of Shares” in the Statement of Additional Information, which is incorporated hereunder by reference.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of PIA, a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Penn Mutual Asset Management, LLC, a Pennsylvania corporation, and registered investment adviser.

Penn Mutual is the record and beneficiary owner of 100% of the outstanding common stock of Penn Mutual Payroll Administration, LLC, a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 94.48% of the outstanding common shares of Independence Square Properties, LLC, a holding corporation incorporated in Delaware.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Vantis Life Insurance Company, a Connecticut corporation.

Independence Square Properties, LLC is the record and beneficial owner of 100% of the outstanding common shares of Janney Montgomery Scott LLC, a Delaware corporation, LEAP Systems, LLC a Delaware corporation and Walnut O Corporation, a Pennsylvania corporation.

Janney Montgomery Scott LLC is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: JMS Resources, Inc., a Pennsylvania corporation; and Janney Capital Management, LLC, a Delaware corporation.

JMS Resources Inc. is the record and beneficial owner of 100% of the outstanding common stock of the Janney Private Equity Company Inc., a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Hornor, Townsend & Kent, Inc., a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of ILS Holdings, LLC, a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of myWorth, LLC, a Pennsylvania corporation.

PIA is the record and beneficial owner of 100% of the outstanding common shares of the following corporations: PIA Reinsurance Company of Delaware I, a Delaware corporation; Dresher Run I, LLC, a Delaware corporation; Longevity Insurance Company, Inc., a Texas corporation.

PIA is the record and beneficial owner of 5.52% of the outstanding common shares of Independence Square Properties, LLC, a holding corporation incorporated in Delaware.

Hornor, Townsend & Kent, Inc. is the record and beneficial owner of 100% of the outstanding common stock of HTK Insurance Agency Inc., a Pennsylvania corporation.

Vantis Life Insurance Company is the record and beneficial owner of 100% of the outstanding stock of Vantis Life Insurance Company of New York, a New York corporation.

Item 30.	Indemnification

Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

Article VI, Section (2) of the By-laws of the Registrant provides: Any person who was or is a party or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, settlements and reasonable expenses (including attorney’s fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisers

Any other business, profession, vocation or employment of a substantial nature that each adviser and sub-adviser and each director, officer or partner of each adviser and sub-adviser is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee is as follows:

Penn Mutual Asset Management, LLC

Name and current Position with Penn Mutual Asset Management, LLC	Other Business and Connections During the Past Two Years
(city and state of registered agent)

David M. O’Malley, Chairman and Chief Executive Officer	President of Penn Series Funds, Inc., Baltimore, MD (“Penn Series”); Trustee, President and Chief Operating Officer of The Penn Mutual Life Insurance Company, Philadelphia, PA (“Penn Mutual”); Director, President and Chief Operating Officer of The Penn Insurance and Annuity Company, Wilmington, DE (“PIA”); President of PIA Reinsurance Company of Delaware I, Horsham, PA (“PIA Re”); Director and President of Independence Square Properties, LLC, Wilmington, DE (“ISP”); Director, Janney Montgomery Scott LLC, Philadelphia, PA (“Janney”); Chairman and President of Longevity Insurance Company, Inc. (“Longevity”); Director of Vantis Life Insurance Company, Windsor, Connecticut (“Vantis”); Director of Vantis Life Insurance Company of New York, Brewster, NY (“Vantis NY”); Director of Penn Mutual Asset Management Multi-Series Fund (Cayman), SPC.

Eileen C. McDonnell, Manager	Director and Chairperson of the Board of Penn Series Funds, Inc.; Chief Executive Officer, Chairperson of the Board of Penn Mutual; Chief Executive Officer, Director, and Chairperson of the Board of PIA; Director of ISP, Longevity, Vantis and Vantis NY.

Susan T. Deakins, Manager	Executive Vice President, Chief Financial Officer and Treasurer, Penn Mutual; Executive Vice President and Chief Financial Officer, PIA; Executive Vice President and Chief Financial Officer, Director and Chairperson of the Board of PIA Re; Director of Hornor, Townsend & Kent, LLC (“HTK”), PIA, ISP, Vantis and Vantis NY. Chief Financial Officer and Treasurer of Longevity.

Name and current Position with Penn Mutual Asset Management, LLC	Other Business and Connections During the Past Two Years
(city and state of registered agent)

Keith G. Huckerby, President and Chief Marketing Officer	Chairperson and Director of Penn Mutual Asset Management Multi-Series Fund (Cayman), SPC.

Tyler Thur, Treasurer and Controller	Assistant Treasurer, Penn Series.

Steven Viola, Assistant Treasurer	Treasurer (Principal Financial Officer and Principal Accounting Officer), Penn Series.

Christopher G. Jahn, Auditor	Assistant Vice President, Assurance, for Penn Mutual, PIA and PIA Re.

Name and current Position with Penn Mutual Asset Management, LLC	Other Business and Connections During the Past Two Years
(city and state of registered agent)

Franklin L. Best Secretary	General Counsel, Insurance Operations, and Corporate Secretary for Penn Mutual; Counsel and Secretary for HTK, PIA, PIA Re, ISP and Longevity.

Jessica Swarr, Tax Director	Tax Director for HTK, ISP, PIA, PIA Re and Longevity.

Wei Zhao, Chief Compliance Officer	Senior Compliance Manager for Aberdeen Asset Management (2013-2018).

AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”) is a Delaware limited partnership of which AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Equitable Holdings, Inc., is a general partner. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Information as to the directors and executive officers of AllianceBernstein set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720), and amended through the date hereof, is incorporated by reference.

Name	Principal Occupation
Ramon de Oliveira	Chairman and Director – AllianceBernstein Corporation and AXA Equitable Holdings, Inc.; Director of AXA S.A.; Managing Director of Investment Audit Practice

Paul L. Audet	Director – AllianceBernstein Corporation; Founder and Managing Member of Symmetrical Ventures

Seth P. Bernstein	Director – AllianceBernstein Corporation; President and Chief Executive Officer of AllianceBernstein L.P.

Barbara Fallon-Walsh	Director – AllianceBernstein Corporation, AXA Equitable Life Insurance Company, MONY Life Insurance Company of America

Jeffrey J. Hurd	Director – AllianceBernstein Corporation; Chief Operating Officer of AXA Equitable Holdings, Inc.

Daniel G. Kaye	Director – AllianceBernstein Corporation, AXA Equitable Holdings, Inc., AXA Equitable Life Insurance Company; MONY Life Insurance Company of America

Nicholas Lane	Director – AllianceBernstein Corporation; Senior Executive Vice President and Head of U.S. Life, Retirement and Wealth Management of AXA Equitable Holdings, Inc.; President of AXA Equitable Life Insurance Company

Shelley B. Leibowitz	Director – AllianceBernstein Corporation; Founder of SL Advisory

Das Narayandas	Director – AllianceBernstein Corporation; Professor of Business Administration at Harvard Business School

Mark Pearson	Director – AllianceBernstein Corporation and MONY Life Insurance Company of America; Director, President and Chief Executive Officer of AXA Equitable Holdings, Inc.; Chairman and Chief Executive Officer of AXA Equitable Life Insurance Company

Charles G.T. Stonehill	Director – AllianceBernstein Corporation, AXA Equitable Holdings, Inc., AXA Equitable Life Insurance Company; Founding Partner of Green & Blue Advisors LLC

Name	Principal Occupation
Kate C. Burke	Head of Human Capital and Chief Talent Officer of AllianceBernstein L.P.

Laurence E. Cranch	General Counsel of AllianceBernstein L.P.

James A. Gingrich	Chief Operating Officer of AllianceBernstein L.P.

John C. Weisenseel	Chief Financial Officer of AllianceBernstein L.P.

American Century Investment Management, Inc.

In addition to serving as a sub-advisor for the Registrant, American Century Investment Management, Inc. (“ACIM”) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the ACIM and its affiliates, within the last two fiscal years.

Jim Shore (Vice President of ACIM). Served as Founding Principal and Portfolio Manager, NorthRoad Capital Management, 530 5th Avenue, Lobby 1, New York, NY 10036, 2002 to 2017.

Al Polit (Vice President of ACIM). Served as Partner and Senior Portfolio Manager, Lombardia Capital Partners, LLC, 55 South Lake Avenue, Suite 750, Pasadena, CA 91101, 2011 to 2017.

Edward Rosenberg (Senior Vice President of ACIM). Served as Senior Vice President, Flexshares Head of ETF Capital Markets, Northern Trust, 50 South La Salle Street, Chicago, IL 60690, 2012 to 2017.

Elaine Bourke (Vice President of ACIM). Served as Product Specialist, Credit Suisse Asset Management, 11 Madison Avenue, New York, NY 10010, 2011 to 2017.

Guillaume Mascotto (Vice President of ACIM) Served as Vice President, Pacific Investment Management Company, 650 Newport Center Drive, Newport Beach, CA 92660, 2017 and Senior ESG Research Analyst, MSCI Inc., 250 Greenwich Street, New York, NY 10007, 2014 to 2017.

Matt Lewis (Vice President of ACIM). Served as Head, iShares Broker Dealer Execution Services-America, BlackRock, 400 Howard Street, San Francisco, CA 94105, 2012 to 2017.

Michael Rode (Vice President of ACIM) Served as Managing Director, SunTrust Robinson Humphrey, 711 5th Avenue, New York, NY 10022, 2015 to 2017.

Vidya Rajappa (Vice President of ACIM) Served as Senior Vice President, Alliance Bernstein, 1345 6th Ave, New York, NY 10105, 2001 to 2016.

Hitesh Patel (Vice President of ACIM) Served as Senior Member, Alternative Investment Specialist Team, UBS Securities, 1285 Avenue of the Americas New York, NY 10019, 2014 to 2018.

Robert Brookby (Vice President of ACIM) Served as Portfolio Manager, Putnam Investments, One Post Office Square, Boston MA 02109, 2008 to 2018.

Joyce Huang (Vice President of ACIM) Served as Investment Director, First State Investments, 10 East 53rd Street, New York, NY 10017, 2017-2018 and Senior Investment Strategist, BNY Mellon Investment Management, 225 Liberty Street, New York, NY 10281, 2015-2016.

John Zimmerman (Vice President of ACIM) Served as Managing Director, Perella Weinberg Partners, 767 Fifth Avenue, New York, NY 10153, 2010 to 2018.

Christopher Chen (Vice President of ACIM) Served as Director and Client Portfolio Manager for Baring Asset Manager, 19/F Edinburgh Tower, 15 Queen’s Road Central, Hong Kong, Hong Kong, 2017 to 2018 and Client Portfolio Manager for Mirae Asset Global Investment, Level 15, Three Pacific Place, 1 Queen’s Road, Hong Kong, Hong Kong, 2015 to 2017.

Richard Adams (Vice President of ACIM) Served as Director – Client Portfolio Manager for Columbia Threadneedle Investments, 78 Cannon Street, London, EC4N 6AG, UK, 2014 to 2018.

Charles Tan (Senior Vice President and Co-CIO, Global Fixed Income of ACIM) Served as Head of North American Fixed Income, Aberdeen Standard Investments, 1735 Market Street, Philadelphia, PA 19103, 2015 to 2018.

Cohen & Steers Capital Management, Inc.

Name and Current Position with Cohen & Steers Capital Management, Inc.	Other Business Connections During the Past Two Years

Frank Poli Executive Vice President, General Counsel	The Leopold Schepp Foundation, Trustee 950 3rd Avenue, Suite 3100 New York , NY 10022

Robert Steers, CEO

International Monetary Fund, External Advisory Committee, Committee Member

700 19th Street, N.W.

Washington, DC 20431

Georgetown University, Investment Committee, Committee Chairman

3700 O Street, N.W.

Washington, DC 20057

Eaton Vance Management

Eaton Vance Management (“Eaton Vance” or “EVM”) serves as an investment sub-adviser for the Penn Series Large Core Value Fund. The principal address of Eaton Vance is Two International Place, Boston, MA 02110. Eaton Vance is an investment adviser registered under the Investment Advisers Act of 1940. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of Eaton Vance. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Thomas E. Faust Jr., Craig R. Brandon, Daniel C. Cataldo, Michael A Cirami, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Brian D. Langstraat, Frederick S. Marius, David C. McCabe, Scott H. Page, Edward J. Perkin, Lewis R. Piantedosi, Charles B. Reed, Craig P. Russ, John L. Shea, Eric A. Stein, Payson F. Swaffield, Michael W. Weilheimer, R. Kelly Williams and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).1

Name and Position with Eaton Vance	Name and Principal Business Address of Other Company	Connection with Other Company
Thomas E. Faust Jr. – Chief Executive Officer and President of EVM	Eaton Vance Corp. Two International Place Boston, MA 02110	Chief Executive Officer, President and Chairman of the Board

	Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110	Director

	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

	Eaton Vance Funds Two International Place Boston, MA 02110	Trustee and/or officer of 172 registered investment companies managed by EVM or its subsidiaries

	Hexavest Inc. 1250 René Lévesque Blvd. West, Suite 4200 Montréal, Québec Canada H3B 4W8	Director

Daniel C. Cataldo – Vice President and Chief Administrative Officer of EVM	Eaton Vance Corp. Two International Place Boston, MA 02110	Vice President and Chief Administrative Officer

	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Craig R. Brandon – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Pierric G. Senay – Vice President of EVM	Eaton Vance Corp. Two International Place Boston, MA 02110	Treasurer

	Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110	Vice President and Treasurer

Michael A. Cirami – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Cynthia J. Clemson – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

James H. Evans – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Maureen A. Gemma – Vice President of EVM	Eaton Vance Funds Two International Place Boston, MA 02110	Vice President and Chief Legal Officer of 172 registered investment companies managed by EVM or its subsidiaries

	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Laurie G. Hylton – Vice President and Treasurer of EVM	Eaton Vance Corp. Two International Place Boston, MA 02110	Vice President and Chief Financial Officer

	Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110	Director

	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Frederick S. Marius – Chief Legal Officer, Vice President and Secretary of EVM	Eaton Vance Corp. Two International Place Boston, MA 02110	Chief Legal Officer, Vice President, and Secretary

	Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110	Chief Legal Officer, Vice President and Secretary

	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Scott H. Page – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Edward J. Perkin – Vice President and Chief Equity Investment Officer of EVM	Eaton Vance Funds Two International Place Boston, MA 02110	Officer of 26 registered investment companies managed by EVM or its subsidiaries

	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Lewis R. Piantedosi – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Julie Rozen – Vice President and Chief Accounting Officer of EVM	Eaton Vance Corp. Two International Place Boston, MA 02110	Vice President and Chief Accounting Officer

Craig P. Russ – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

John L. Shea – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Eric A. Stein – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Payson F. Swaffield – Vice President and Chief Income Investment Officer of EVM	Eaton Vance Funds Two International Place Boston, MA 02110	Officer of 144 registered investment companies managed by EVM or its subsidiaries

	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Michael W. Weilheimer – Vice President of EVM	Eaton Vance Corp. Voting Trust Two International Place Boston, MA 02110	Trustee

Richard F. Froio – Chief Compliance Officer and Vice President of EVM	Eaton Vance Funds Two International Place Boston, MA 02110	Chief Compliance Officer of 172 registered investment companies managed by EVM or its subsidiaries

[1]

Mr. Langstraadt is an officer of Eaton Vance’s affiliate Parametric Portfolio Associates; Mr. Langstraadt is also a director of EVC; Mr. McCabe is an officer of EVM’s affiliate Eaton Vance Investment Counsel; Messrs Reed and Williams are officers of Eaton Vance’s affiliate Atlanta Capital Investment Managers; Mr. Witkos is an officer of EVM’s affiliate Eaton Vance Distributors, Inc. None holds an office with EVM.

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”) is an indirect wholly-owned subsidiary of the Goldman Sachs Group, Inc. (“GS Group”), affiliate of Goldman Sachs & Co. LLC, and serves as subadviser to the Small Cap Value Fund and SMID Cap Growth Fund. GSAM is engaged in the investment advisory business. GS Group is a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. GSAM Holdings LLC, a wholly owned subsidiary of GS Group, is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM is included in their Forms ADV filed with the Commission (registration numbers 801-37591 and 801-38157, respectively) and is incorporated herein by reference.

Ivy Investment Management Company

Listed below are the names and principal occupations of the directors and principal executive officers of Ivy Investment Management Company (“Ivy”). The principal business address of each director and officer, as it relates to his or her duties to Ivy, is the same as that of Ivy. The principal address of Ivy is 6300 Lamar Avenue, Overland Park, Kansas 66202.

Name and Positions with Ivy	Name of Other Company	Connection with Other Company
Philip J. Sanders President, Chief Investment Officer, Director	Waddell & Reed Financial, Inc.	Chief Executive Officer, Chief Investment Officer, Director

	Waddell & Reed Investment Management Company	President, Chief Investment Officer, Director

Brent K. Bloss Senior Vice President, Director	Waddell & Reed Financial, Inc.	Chief Operating Officer, Executive Vice President

	Waddell & Reed Investment Management Company	Senior Vice President, Director

JJ Richie Chief Compliance Officer, Vice President	Waddell & Reed Investment Management Company	Chief Compliance Officer, Vice President

John E. Sundeen Chief Administrative Officer, Executive Vice President, Director	Waddell & Reed Financial, Inc.	Chief Administrative Officer – Investments, Senior Vice President

	Waddell & Reed Investment Management Company	Chief Administrative Officer, Executive Vice President, Director

Daniel G. Scherman Chief Risk Officer, Senior Vice President	Waddell & Reed Investment Management Company	Chief Risk Officer, Senior Vice President

Mark P. Buyle General Counsel, Senior Vice President	Waddell & Reed Financial, Inc.	Chief Legal Officer, General Counsel, Senior Vice President , Secretary

	Waddell & Reed Investment Management Company	General Counsel, Senior Vice President

Janus Capital Management LLC

Name and Current Position with Janus Capital Management LLC	Other Business Connections During the Past Two Years[1]
Enrique Chang Chief Investment Officer	Perkins Investment Management LLC – Director

Bruce L. Koepfgen President	Janus Henderson Investors – President and Director Janus Distributors LLC Executive Vice President Janus International Holding LLC – Executive Vice President, Director Janus Management Holdings Corporation – Executive Vice President, Director Perkins Investment Management LLC – Executive Vice President, Director VS Holdings Inc. President, Director

Brennan A. Hughes Chief Financial Officer	Janus Henderson Investors – Senior Vice President, Treasurer and Director; Geneva Capital Management LLC- Senior Vice President, Treasurer and Director

Michael D. Elder SVP, Head of North American Distribution	Janus Henderson Investors – SVP, Head of North American Distribution; Geneva Capital Management LLC—SVP, Head of North American Distribution; Perkins Investment Management LLC – Director

Kristin B. Mariani Chief Compliance Officer

Michelle Rosenberg General Counsel	Janus Capital Institutional Advisers LLC Vice President, Secretary Janus Distributors LLC Senior Vice President, Deputy General Counsel, Secretary Janus Services LLC Senior Vice President, Deputy General Counsel, Secretary, Janus Henderson Investors—Secretary

1

With the exception of INTECH Investment Management LLC (“INTECH”) and Perkins Investment Management LLC (“Perkins”), all of the other entities have the same principal office and place of business as Janus Capital Management LLC. The principal business address for INTECH is 525 Okeechobee Blvd, Suite 1800, West Palm Beach, FL 33401. The principal business address for Perkins is 311 S. Wacker Drive Suite 6000, Chicago, IL 60606.

Massachusetts Financial Services Company

MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”) serves as an investment sub-adviser for the Large Cap Growth Fund of the Penn Series Funds, Inc. The principal address of MFS is 111 Huntington Avenue, Boston, MA 02199-7618. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company), located at 1 York Street, Toronto, Ontario, Canada.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director and principal executive officer of MFS is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with MFS	Other Substantial Business and Connections During the Past Two Fiscal Years
Robert J. Manning; Director, Executive Chairman and Chairman of the Board of Directors	Trustee of various funds within the MFS Funds Complex+

Heidi W. Hardin; Executive Vice President, General Counsel and Secretary	Secretary and Clerk of various funds within the MFS Funds Complex+; Harris Associates (investment management), General Counsel (from September 2015 to January 2017)

Michael W. Roberge; Director and Chief Executive Officer	N/A+

Amrit Kanwal; Executive Vice President and Chief Financial Officer	N/A+

David A. Antonelli; Vice Chairman	N/A+

Robin A. Stelmach; Vice Chairman	Trustee of various funds within the MFS Funds Complex+

Carol W. Geremia; President and Head of Global Distribution	N/A+

Edward M. Maloney; Executive Vice President and Chief Investment Officer	N/A+

Jonathan N. Aliber; Executive Vice President and Chief Technology Officer	N/A+

Scott Chin; Treasurer	N/A+

Mark A. Leary; Executive Vice President and Chief Human Resources Officer	N/A+

Martin J. Wolin; Chief Compliance Officer	Chief Compliance Officer of various funds within the MFS Funds Complex+

Stephen C. Peacher; Director	President, Sun Life Investment Management

Kevin D. Strain; Director	Executive Vice President and Chief Financial Officer of Sun Life Financial

+

Certain principal executive officers and directors of Massachusetts Financial Services Company (“MFS”) serve as officers or directors of some or all of MFS’ corporate affiliates and certain officers of MFS serve as officers of some or all of the MFS Funds and/or officers or directors of certain MFS non-U.S. investment companies. Except as set forth above or in Schedules B and D of Form ADV filed by MFS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-17352), each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer of MFS or certain of MFS’ corporate affiliates.

The identity of those corporate affiliates is set forth below or is incorporated by reference from Schedules B and D of such Form ADV.

Investment Adviser Corporate Affiliate	Address
MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

MFS Fund Distributors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

MFS Service Center, Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.

MFS International LTD.	Canon’s Court, 22 Victoria Street, Hamilton, HM12, Bermuda

MFS International Holdings PTY LTD	One Carter Lane, London EC4V 5ER U.K.

MFS International Australia PTY LTD	Level 15, 20 Martin Place, Sydney, NSW 2000, Australia

MFS International (U.K.) Limited	One Carter Lane London EC4V 5ER U.K.

MFS International Switzerland GMBH	Bahnhofstrasse 100, 8001 Zurich, Switzerland

MFS International (Hong Kong) Limited	Unit 1301, 13th Floor, Henley Building, 5 Queens’ Road Central, Hong Kong

MFS Financial Management (Shanghai) Co., LTD	Suite 3137, 31st Floor No. 88 Century Avenue Shanghai, China

MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 – 11[o] Andar, conjunto 111, Itaim Bibi, Sao Paulo, SP, Brazil 04534-004

MFS International (Chile) SPA	Santiago Isidora 3000 Av Isidora Goyenechea #3000 Las Condes, Santiago, Chile

MFS International Singapore PTE. LTD.	501 Orchard Road, #13-01/03/04 Wheelock Place Singapore 238880

MFS Investment Management Company (Lux.) S.a.r.l.	4 Rue Albert Borschette L-1246 Luxembourg

MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

3060097 Nova Scotia Company (NSULC)	1959 Upper Water Street Suite 1100, Halifax, Nova Scotia, Canada B3J3N2

MFS Investment Management Canada Limited	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7

MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

The MFS Funds include the following. The address of the MFS Funds is:

111 Huntington Ave., Boston, MA 02199.

Massachusetts Investors Trust Massachusetts Investors Growth Stock Fund MFS Series Trust I MFS Series Trust II	MFS Variable Insurance Trust MFS Variable Insurance Trust II MFS Variable Insurance Trust III MFS Institutional Trust
MFS Series Trust III	MFS California Municipal Fund
MFS Series Trust IV	MFS Charter Income Trust
MFS Series Trust V	MFS Government Markets Income Trust

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

Morgan Stanley Investment Management, Inc. (“MSIM”)

Name and Current Position with MSIM.	Other Business Connections During the Past Two Years
Dan Simkowitz Managing Director and President	Managing Director of Morgan Stanley.

Stefanie Chang Yu General Counsel, Managing Director and Secretary	Managing Director and Secretary other entities affiliated with MSIM.

Timothy J. Knierim Managing Director and Chief Compliance Officer	Chief Compliance Officer of the Morgan Stanley Funds.

Jeannine Ali Managing Director and Chief Financial Officer	Treasurer of other entities affiliated with MSIM.

John Hagarty Managing Director and Director	None.

Mary Alice Dunne Managing Director and Director	None.

Name and Current Position with MSIM.	Other Business Connections During the Past Two Years
Anita Rios Executive Director and Treasurer	None.

Feta Zabeli Managing Director and Director	None.

Anchal Pachnanda Managing Director and Director	None.

The principal address of MSIM and each of its affiliates listed above is 522 Fifth Avenue, New York, NY 10036.

Neuberger Berman Investment Advisers LLC

Neuberger Berman Investment Advisers LLC (NBIA) is a wholly-owned subsidiary of Neuberger Berman Group LLC. NBIA serves as sub-adviser to the Penn Series Mid Cap Value Fund. Information as to the directors and executive officers of NBIA are set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61757), and amended through the date hereof, is incorporated by reference. The directors and executive officers of NBIA are: Bradley Tank, Joseph Amato, Lawrence Kohn, James Dempsey, Brad Cetron, Robert Eason and Steven Wright. These individuals have not been engaged in any other business or profession, vocation or employment of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NBIA or certain of NBIA’s affiliated entities or certain domestic or non-US investment companies.

The principal address of NBIA and Neuberger Berman Group LLC is 1290 Avenue of the Americas, New York, New York, 10104.

SSGA Funds Management, Inc.

Below is a list of the directors and principal executive officers of SSGA Funds Management, Inc. (“SSGA FM”) and their principal occupation. SSGA FM is a wholly-owned subsidiary of State Street Global Advisors, Inc., which is itself a wholly-owned subsidiary of State Street Corporation. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. Unless otherwise noted, the address of each person listed is One Iron Street, Boston, Massachusetts 02210.

Name	Principal Occupation
James E. Ross	Chairman and Director of SSGA FM; Executive Vice President of SSGA

Ellen Needham	Director and President of SSGA FM; Senior Managing Director of SSGA

Barry Smith	Director and CTA—Chief Marketing Officer of SSGA FM; Senior Managing Director of SSGA

Lori Heinel	Director of SSGA FM; Executive Vice President of SSGA

Name	Principal Occupation
Steven Lipiner	Director of SSGA FM; Senior Managing Director and Chief Financial Officer of SSGA

Chris Baker	Chief Compliance Officer of SSGA FM; Managing Director and Chief Compliance Officer of SSGA; prior to February 2018, Managing Director and Senior Compliance Officer for Alternative Investment Solutions, Sector Solutions, and Global Marketing at State Street Corporation

Bo Trevino	Treasurer of SSGA FM; Vice President of SSGA

Sean O’Malley, Esq.	Chief Legal Officer of SSGA FM; Senior Vice President and Deputy General Counsel of SSGA

Ann Carpenter	Chief Operating Officer of SSGA FM; Managing Director of SSGA

Greg Hartch	Chief Risk Officer of SSGA FM; Senior Vice President of SSGA

Joshua Weinberg, Esq.	Clerk of SSGA FM; Managing Director and Managing Counsel of SSGA

Dan Furman, Esq.	Assistant Clerk of SSGA FM; Managing Director and Managing Counsel of SSGA

Leanne Dunn, Esq.	Assistant Clerk of SSGA FM; Managing Director and Senior Counsel of SSGA

Mike Pastore, Esq.	Assistant Clerk of SSGA FM; Managing Director and Senior Counsel of SSGA

T. Rowe Price Associates, Inc.

T. Rowe Price Group, Inc. (“T. Rowe Price Group”), is a Maryland corporation formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is an independent asset management firm that is committed to serving the needs of investors worldwide. T. Rowe Price Group owns 100% of the stock of T. Rowe Price Associates, Inc. and is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International Ltd (“Price International”), a wholly owned subsidiary of Price Associates, was originally organized in 2000 as a United Kingdom limited company. Price International sponsors and serves as adviser to foreign collective investment schemes and is responsible for marketing and client servicing for non-U.S. clients. Price International provides investment management services to registered investment companies and other institutional investors, and acts as sponsor, investment manager, and primary distributor of collective investment schemes domiciled in Luxembourg. Price International may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, T. Rowe Price Singapore Private Ltd, T. Rowe Price Japan, Inc., and/or T. Rowe Price Australia Limited (each a “Price Investment Adviser”), and a Price Investment Adviser may delegate investment management responsibilities to Price International. Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is also authorized and regulated by the United Kingdom Financial Conduct Authority and licensed by other global regulators.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of clients based in Hong Kong and certain Asian countries. Price Hong Kong serves as adviser to T. Rowe Price Trust Company, as trustee, of several Maryland-registered domestic common trust funds, and serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Hong Kong may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Hong Kong may delegate investment management responsibilities to a Price Investment Adviser, and a

Price Investment Adviser may delegate investment management responsibilities to Price Hong Kong. Price Hong Kong is licensed with the Securities and Futures Commission and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of clients based in Singapore and certain other Asian countries. Price Singapore serves as adviser to T. Rowe Price Trust Company, as trustee, of several Maryland-registered domestic common trust funds, and serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Singapore may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Singapore may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Singapore. Price Singapore holds a Capital Markets Service License in Fund Management with the Monetary Authority of Singapore and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Japan, Inc. (“Price Japan”), a wholly owned subsidiary of Price International, was organized as a Japanese private company in 2017. Price Japan is responsible for marketing and client servicing of clients based in Japan. Price Japan may serve as adviser to the Trust Company as trustee of several Maryland-registered domestic common trust funds and may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Japan may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Japan. Price Japan is registered with the Japan Financial Services Agency to carry out investment management business, and with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Australia Limited (“Price Australia”), a wholly owned subsidiary of Price International, was organized as an Australian public company limited by shares in 2017. Price Australia is responsible for marketing and client servicing of clients based in Australia and New Zealand. Price Australia may serve as adviser to Trust Company as trustee of several Maryland-registered domestic common trust funds and may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Australia may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Australia. Price Australia holds an Australian Financial Services License with the Australian Securities and Investments Commission and is registered wi th the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of Price International, was organized as a Swiss limited company in 2011. It is licensed by the Swiss Financial Market Supervisory Authority FINMA to distribute collective investment schemes. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor of interests in certain section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services’ Brokerage Division acts as an introducing broker-dealer for customers who want to buy and sell individual securities.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds and section 529 college savings plans, and shareholder services to certain affiliates of Price Associates. Price Associates is registered as a transfer agent under the Securities Exchange Act of 1934.

T. Rowe Price Retirement Plan Services, Inc. (“Retirement Plan Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991. Retirement Plan Services provides administrative and recordkeeping services to employee benefit plan clients. Retirement Plan Services is registered as a transfer agent under the Securities Exchange Act of 1934.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for providing fiduciary services. Under its charter, the Trust Company is not permitted to accept deposits or make commercial loans. The Trust Company serves as directed trustee and/or custodian for certain retirement plans and accounts, including Price Fund individual retirement accounts and certain pre-approved retirement plans offered through Trust Company affiliates. The Trust Company has established and maintains common trust funds (also known as collective investment funds) that are available to qualified and government retirement plans.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 and is an owner of investment interests in certain outside corporate entities.

T. Rowe Price (Canada), Inc. (“Price Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988. Price Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to other Price Investment Advisers. Price Canada is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as well as Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, Newfoundland and Labrador, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, the Autorite des Marches Financiers in Quebec, and the Office of the Superintendent of Securities in Prince Edward Island.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services provides investment advisory services to individuals, including shareholders of the Price Funds. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price (Luxembourg) Management SÀRL (“SÀRL”), a wholly owned subsidiary of Price International, was organized as a société à responsabilité limitée in Luxembourg in 1990. SÀRL acts as the management company and is charged with the administration and management of certain Luxembourg funds, a UK fund and a Cayman fund. SÀRL is regulated by the Commission de Surveillance du Secteur Financier. SÀRL outsources functions associated with such administration and management.

T. Rowe Price UK Limited (“Price UK”), a wholly owned subsidiary of Price International, was organized as a private limited company in England and Wales in 2018. Price UK will serve as the authorized corporate director of an open-ended investment company fund in the United Kingdom. Price UK is authorized by the United Kingdom Financial Conduct Authority to act as an investment fund management company.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

Mark S. Bartlett, Director of T. Rowe Price Group. Prior to retiring in 2012, Mr. Bartlett started his career at Ernst & Young in 1972, earned the designation of certified public accountant, became a partner in 1985, and the Baltimore Office Managing Partner in June 1998. Mr. Bartlett also serves on the boards of directors of Rexnord Corporation, FTI Consulting, Williams Scotsman, and The Baltimore Life Insurance Company. Mr. Bartlett’s address is 1206 Scotts Knoll Court, Lutherville, Maryland 21093.

Mary K. Bush, Director of T. Rowe Price Group. Ms. Bush has served as president of Bush International, LLC, which advises U.S. corporations and foreign governments on international capital markets, strategic business, and economic matters, since 1991. Ms. Bush serves on the boards of directors of Discover Financial Services, ManTech International Corporation, Marriott International, Inc., and Bloom Energy. Ms. Bush’s address is 3509 Woodbine Street, Chevy Chase, Maryland 20815.

Freeman A. Hrabowski, III, Director of T. Rowe Price Group. Dr. Hrabowski has served as President of the University of Maryland since 1992. He serves as a consultant to the National Science Foundation, the National Institutes of Health, the National Academies, and universities and school systems nationally. He also serves on the boards of the Alfred P. Sloan Foundation, France-Merrick Foundation, Marguerite Casey Foundation (Chair), The Urban Institute, the Maryland Business Roundtable for Education, McCormick & Company, and the Baltimore Equitable Society. Mr. Hrabowski’s address is 1000 Hilltop Circle, Baltimore, Maryland 21250.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. He also serves as Chairman of Yellow Media, Inc. and is a member of the board of directors of Right to Play. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, Ontario M5K 1N9.

Olympia J. Snowe, Director of T. Rowe Price Group. Ms. Snowe is chairman and chief executive officer of Olympia Snowe, LLC, a policy and communications consulting firm, and a senior fellow at the Bipartisan Policy Center, where she serves on its board of directors and co-chairs its Commission on Political Reform. Ms. Snowe also served as Senator in the U.S. Senate from 1995 to 2013, and as a member of the U.S. House of Representatives from 1979 to 1995. Ms. Snowe serves on the boards of Aetna, Inc., Synchrony Financial, and Synchrony Bank. Ms. Snowe’s address is One Canal Plaza, Suite 501, Portland, Maine 04101.

Richard R. Verma, Director of T. Rowe Price Group. Mr. Verma is vice chairman and partner at The Asia Group. He previously served as United States ambassador to India from 2014 to 2017. Prior to his service as U.S. ambassador, Mr. Verma joined Steptoe & Johnson LLP, a global law firm, in 1998 and held many roles, including partner and senior counselor from 2011 to 2014. Mr. Verma also served as assistant secretary of state for legislative affairs from 2009 to 2011 and senior national security advisor to the Senate majority leader from 2004 to 2007. Mr. Verma is a U.S. Air Force veteran who, during active duty, served as judge advocate. Mr. Verma’s address is 5933 Anniston Road, Bethesda, Maryland 20817.

Sandra S. Wijnberg, Director of T. Rowe Price Group, Inc. Ms. Wijnberg is an executive advisor of Aquiline Capital Partners LLC, a private equity investment firm specializing in the financial services sector. Ms. Wijnberg currently serves on the Board of Directors of Automatic Data Processing, Inc. and from 2003 to 2016 served on the Board of Directors of Tyco International PLC. She is also a director of Seeds of Peace, the Alliance for Young Artists & Writers, Spark MicroGrants, and the John Simon Guggenheim Memorial Foundation.

Alan D. Wilson, Director of T. Rowe Price Group. Mr. Wilson is retired executive chairman of McCormick & Company, Inc. He was chairman and chief executive officer of McCormick & Company, Inc. from 2008 to 2016. He serves on the Board of Directors of the WestRock Company and also serves on the Board of Visitors of the University of Maryland, Baltimore County as well as the Advisory Council for the University of Tennessee’s Haslam College of Business. Mr. Wilson holds a Bachelor of Science degree from the University of Tennessee and received an honorary doctorate in science from the Maryland University of Integrative Health. Mr. Wilson’s address is 18 Loveton Circle, Sparks, Maryland 21152.

Independent Manager of T. Rowe Price (Luxembourg) Management SÀRL

Alfred Francois (Freddy) Brausch, Manager of T. Rowe Price (Luxembourg) Management SÀRL. Mr. Brausch was a managing partner of Linklaters LLP Luxembourg until April 2016. He serves as Vice Chairman and is a member of the Executive Committee of the Luxembourg Investment Fund Association (“ALFI”). Mr. Brausch also serves as a member of the Haut Comité Juridique de la Place Financière, and several advisory committees to the Luxembourg Financial Sector Supervisory Commission (“CSSF”). Mr. Brausch’s address is 35 Avenue John F. Kennedy, L-1855, Luxembourg.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds:

Name	Company Name	Position Held With Company
Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
Phillipe Ayral	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Emma Beal	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price (Luxembourg) Management SÀRL	Vice President Authorized Signer
	T. Rowe Price (Switzerland) GmbH	Authorized Signer
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director Vice President Assistant Secretary
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price UK Limited	Director Authorized Signer
Oliver D. Bell	T. Rowe Price (Luxembourg) Management SÀRL	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Vice President
Edward C. Bernard	T. Rowe Price Group, Inc.	Director Vice Chairman of the Board
Murray E. Brewer	T. Rowe Price Australia Limited	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
Archibald A. Ciganer	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director
Kuniaki Doi	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Céline Dufétel	T. Rowe Price (Luxembourg) Management SÀRL	Authorized Signer
	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	T. Rowe Price International Ltd	Director
	TRP Colorado Springs, LLC	President
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
	TRPH Corporation	Director President

Name	Company Name	Position Held With Company
Jeremy M. Fisher	T. Rowe Price (Luxembourg) Management SÀRL	Vice President Authorized Signer
	T. Rowe Price (Switzerland) GmbH	Director Managing Officer
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Director Chief Compliance Officer Vice President
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President
	T. Rowe Price UK Limited	Director Authorized Signer
John R. Gilner	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Advisory Services, Inc.	Vice President
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
Robert C.T. Higginbotham	T. Rowe Price (Canada), Inc.	Chairman of the Board President
	T. Rowe Price (Luxembourg) Management SÀRL	Chairman of the Board
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Chairman of the Board Chief Executive Officer President
	T. Rowe Price UK Limited	Chairman of the Board
Naoyuki Honda	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Company’s Representative Vice President
Randal S. Jenneke	T. Rowe Price Australia Limited	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
Scott E. Keller	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
Yasuo Miyajima	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President

Name	Company Name	Position Held With Company
Christine M. Morgan	T. Rowe Price (Canada), Inc.	Director Vice President
	T. Rowe Price (Luxembourg) Management SÀRL	Director Vice President Authorized Signer
	T. Rowe Price (Switzerland) GmbH	Authorized Signer
	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President
	T. Rowe Price UK Limited	Authorized Signer
David Oestreicher	T. Rowe Price (Canada), Inc.	Vice President Secretary
	T. Rowe Price (Luxembourg) Management SÀRL	Director Vice President Secretary Authorized Signer
	T. Rowe Price Advisory Services, Inc.	Director Secretary
	T. Rowe Price Associates, Inc.	Director Vice President Secretary
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Chief Legal Officer Vice President Secretary
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President Secretary
	T. Rowe Price Investment Services, Inc.	Director Vice President Secretary
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director Vice President Secretary
	T. Rowe Price Services, Inc.	Director Vice President Secretary
	T. Rowe Price Singapore Private Ltd.	Vice President

Name	Company Name	Position Held With Company
	T. Rowe Price Trust Company	Director Chairman of the Board Chief Executive Officer President Secretary
	T. Rowe Price UK Limited	Authorized Signer
	TRP Colorado Springs, LLC	Secretary
	TRP Office Florida, LLC	Secretary
	TRP Suburban, Inc.	Secretary
	TRP Suburban Second, Inc.	Secretary
	TRPH Corporation	Director Vice President Secretary
Brian C. Rogers	T. Rowe Price Group, Inc.	Director
Robert W. Sharps	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
William J. Stromberg	T. Rowe Price Associates, Inc.	Director Chairman of the Board President
	T. Rowe Price Group, Inc.	Director Chief Executive Officer President
	T. Rowe Price International Ltd	Vice President
Christine Po Kwan To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
Nicholas S. Trueman	T. Rowe Price Australia Limited	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Japan, Inc.	Director
	T. Rowe Price Singapore Private Ltd.	Director
Keswaralingam Visuvalingam	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
	T. Rowe Price Singapore Private Ltd.	Director Chief Executive Officer Vice President
Hiroshi Watanabe	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director
William R. Weible	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Risk Officer Vice President

Name	Company Name	Position Held With Company
	T. Rowe Price Retirement Plan Services, Inc.	Director
Ernest C. Yeung	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer

Certain directors and officers of T. Rowe Price Group and T. Rowe Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Vontobel Asset Management, Inc.

Name and Current Position with Vontobel Asset Management, Inc.	Other Business Connections During the Past Two Years
Heinrich Schlegel Chairman of the Board of Directors	Chairman of the Board of Directors for Vontobel Asset Management, Inc.

Axel Schwarzer Vice Chairman of the Board of Directors	Head of Asset Management Vontobel Group, Zurich Switzerland Member of the Group Executive Board

Martin Sieg Castagnola Director	CFO, Head of Risk Management Vontobel Group, Zurich, Switzerland Member of the Group Executive Board

Enrico Friz Director	Head of Legal, Compliance, and Tax Vontobel Group, Zurich Switzerland

Zeno Staub Director	CEO, Vontobel Group, Zurich Switzerland Member, Group Executive Board

Felix Lenhard Director	COO Vontobel Group, Switzerland Member, Group Executive Board

The principal business address of Vontobel Group is Gotthardstrasse 43, CH-8022 Zurich, Switzerland.

Item 32.	Principal Underwriters

Not Applicable.

Item 33.	Location of Accounts and Records

Penn Mutual Life Insurance Co. 600 Dresher Road Horsham, PA 19044	Vontobel Asset Management, Inc. 1540 Broadway, 38th Floor New York, NY 10036

Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044	Janus Capital Management, LLC 151 Detroit Street Denver, CO 80206-4921

The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282

BNY Mellon Investment Servicing (US) Inc. Bellevue Corporate Center 301 Bellevue Parkway Wilmington, DE 19809	The Bank of New York Mellon 760 Moore Road King of Prussia, PA 19406

T. Rowe Price Associates, Inc. 100 E. Pratt Street Baltimore, MD 21202	Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Eaton Vance Management Two International Place Boston, MA 02110

Penn Mutual Asset Management, LLC 600 Dresher Rd., Suite 31 Horsham, PA 19044	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-7709

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105	Morgan Stanley Investment Management, Inc. 522 Fifth Avenue New York, NY 10036

Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7632	SSGA Funds Management, Inc. One Iron Street Boston, MA 02210

Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, NY 10017

Ivy Investment Management Company 6300 Lamar Ave Overland Park, KS 66202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania, on this 27th day of February, 2020.

PENN SERIES FUNDS, INC.

    (Registrant)

By: /s/ David M. O’Malley

      David M. O’Malley, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on the 27th day of February, 2020.

Signature	Title

/s/ David M. O’Malley	President (Principal Executive Officer)
David M. O’Malley

/s/ Steven Viola Steven Viola	Treasurer (Principal Financial Officer and Principal Accounting Officer)

/s/ Eileen C. McDonnell	Director
Eileen C. McDonnell

* Joanne B. Mack	Director

* David B. Pudlin	Director

* Archie Craig MacKinlay	Director

* Rebecca Matthias	Director

* Marie K. Karpinski	Director

*By: /s/ Eileen C. McDonnell

        Eileen C. McDonnell, Attorney-In-Fact

EXHIBIT INDEX

(q)	Powers of Attorney of Messrs. Pudlin and MacKinlay, and Mses. Matthias, Karpinski and Mack dated February 26, 2020.